UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-8598

The Commerce Funds

(Exact name of Registrant as specified in charter)

922 Walnut St., Fourth Floor, Mail Code = TB4-1, Kansas City, Missouri 64106
(Address of principal executive offices) (Zip code)

Diana E. McCarthy, Esq.,

Drinker Biddle & Reath LLP

One Logan Square

Suite 2000

Philadelphia, PA 19103-6996

(Name and address of agent for service)

Registrant’s telephone number, including area code:1-800-995-6365

Date of fiscal year end: 10/31

Date of reporting period: 04/30/18

ITEM 1.	REPORTS TO SHAREHOLDERS.

The Semi-Annual Report to Shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1) is filed herewith.

The Commerce Funds
The Commerce Funds
Semi-Annual
Report
April 30, 2018

For Your Life’s Direction
At The Commerce Funds, we’re committed to providing sound investment choices to help you realize your most important financial goals, no matter where life takes you.
We offer a full range of mutual funds managed by Commerce Investment Advisors, Inc., a subsidiary of Commerce Bank. With a choice of 8 portfolios—each targeting a specific investment goal—we make it easy for you to invest with confidence not just today, but throughout all the stages of your life.
Behind each of our Funds is a carefully defined investment philosophy and a commitment to the highest investment standards. This means, whether you are building a nest egg for retirement, planning for your child’s education, or saving for a special need, you can find investment options at The Commerce Funds.
Risk/Reward The Commerce Funds
MidCap Growth
Growth
Value
Kansas Tax-Free
Intermediate Bond
Missouri Tax-Free
Intermediate Bond
National Tax-Free
Intermediate Bond
Bond
Short-Term Government
Risk
Potential Return
In general, greater returns are associated with greater risks and increased risks create the potential for greater losses.
The reports concerning The Commerce Funds__ ‘ _portfolios (each a “Fund” and together, the “Funds”__) included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. Commerce Investment Advisors, Inc. (the “Adviser” or “Commerce”) believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.
References to a specific company’s securities should not be construed as a recommendation or investment advice and there can be no assurance that as of the date of publication of this report, the securities mentioned in each Fund’s portfolio are still held or that the securities sold have not been repurchased.

COMMERCE FUNDS

Please note:

The information in this semi-annual report is as of April 30, 2018 and is unaudited. The securities mentioned in this report may no longer be held by the Funds. To view more recent information about each Fund’s performance and portfolio or to obtain a prospectus, please visit our website at www.commercefunds.com. This report is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus, which contains more complete information about the Funds’ investment policies, management and expenses. Investors should read the prospectus carefully before investing.

You may also receive information about the Funds by calling toll free 1-800-995-6365 or by writing to P.O. Box 219525, Kansas City, Missouri, 64121-9525, or you may contact your investment professional. The Commerce Funds publish performance and portfolio information for each Fund at the end of every calendar quarter. Investors should read the prospectus carefully before investing or sending money.

COMMERCE FUNDS

Performance Summaries

April 30, 2018 (Unaudited)

The following is performance information for the Commerce Funds for various time periods. The returns represent past performance. Past performance is no guarantee of future results. The Funds’ investment returns and principal values will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Funds are not subject to a sales charge, so a sales charge is not applied to their total returns. In addition to the Adviser’s decisions regarding issuer/industry investment selection and allocation, other factors may affect Fund performance. These factors include, but are not limited to, Fund operating fees and expenses, portfolio turnover, and subscription and redemption cash flows affecting the Funds. Please visit our website at www.commercefunds.com to obtain the most recent month-end returns.

Performance Review
November 1, 2017 - April 30, 2018	Fund Total Return(a)	Index Total Return	Index
Equity Funds:
Growth	3.77%	5.68%	Russell 1000® Growth(b)
Value	2.24	1.94	Russell 1000® Value(c)
MidCap Growth	4.29	5.16	Russell Midcap® Growth(d)
Fixed Income Funds:
Bond	-1.57	-1.87	Bloomberg Barclays U.S. Aggregate Bond(e)
Short-Term Government	-0.84	-0.99	FTSE USBIG Treasury/Government Sponsored Index 1-5 Year(f)
National Tax-Free Intermediate Bond	-1.34	-1.29	Bloomberg Barclays 3-15 Year Blend Municipal Bond(g)
Missouri Tax-Free Intermediate Bond	-1.19	-1.29	Bloomberg Barclays 3-15 Year Blend Municipal Bond(g)
Kansas Tax-Free Intermediate Bond	-1.01	-1.29	Bloomberg Barclays 3-15 Year Blend Municipal Bond(g)

(a)	Returns reflect any fee waivers or expense reductions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)	The Russell 1000® Growth Index, an unmanaged index, measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The Index figures do not reflect any deduction for fees, taxes or expenses.

(c)	The Russell 1000® Value Index, an unmanaged index, measures the performance of the large-cap value segment of the U.S. equity universe. It includes Russell 1000 companies with lower price-to-book ratios and lower expected growth values. The Index figures do not reflect any deduction for fees, taxes or expenses.

(d)	The Russell Midcap® Growth Index, an unmanaged index, measures the performance of the mid-cap growth segment of the U.S. equity universe. It includes those Russell Midcap Index companies with higher price-to-book ratios and higher forecasted growth values. The Index figures do not reflect any deduction for fees, taxes or expenses.

(e)	The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including treasuries, government-related and corporate securities, mortgage-backed securities, asset-backed securities, and commercial mortgage-backed securities. The Index figures do not reflect any deduction for fees, taxes or expenses.

(f)	FTSE USBIG Treasury/Government Sponsored Index 1-5 Year Index is an unmanaged index comprised of Treasury securities with a minimum principal amount of $1 billion and U.S. Government securities with a minimum principal amount of $100 million. The securities range in maturity from one to five years. The Index figures do not reflect any deduction for fees, taxes or expenses.

(g)	The Bloomberg Barclays 3-15 Year Blend Municipal Bond Index is an unmanaged index comprised of investment-grade municipal securities ranging from 2 to 17 years in maturity. The Index figures do not reflect any deduction for fees, taxes or expenses.

Standardized Total Returns(h)
For the period ended 03/31/2018	One Year	Three Years	Five Years	Ten Years
Equity Funds:
Growth	17.32%	12.60%	14.88%	10.25%
Value	6.73	8.70	10.55	8.20
MidCap Growth	15.88	10.38	12.72	10.24
Fixed Income Funds:
Bond	2.20	1.89	2.34	4.72
Short-Term Government	0.21	0.35	0.42	1.87
National Tax-Free Intermediate Bond	1.96	1.75	1.64	3.86
Missouri Tax-Free Intermediate Bond	1.97	1.63	1.73	3.34
Kansas Tax-Free Intermediate Bond	1.78	1.35	1.75	3.36

(h)	The Standardized Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at net asset value (“NAV”). Current performance may be lower or higher than the total return figures in the above table.

Returns reflect any fee waivers or expense reductions. Absent these waivers and reductions, returns would have been lower. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Expense Ratios(i)
	Net Expense Ratio (Current)	Gross Expense Ratio (Before Reimbursement)
Equity Funds:
Growth	0.79%	0.79%
Value	0.71	0.75
MidCap Growth	0.83	0.83
Fixed Income Funds:
Bond	0.66	0.66
Short-Term Government	0.68	0.88
National Tax-Free Intermediate Bond	0.61	0.61
Missouri Tax-Free Intermediate Bond	0.64	0.64
Kansas Tax-Free Intermediate Bond	0.70	0.81

(i)	The Funds’ expense ratios, both current (net of applicable fee waivers and/or expense reimbursements) and gross (before fee waivers and/or expense reimbursements), set forth above are as of the most recent publicly available prospectus for the Funds (March 1, 2018) and may differ from the expense ratios disclosed in the Financial Highlights in this report. The Adviser has contractually agreed to reduce or limit the Total Annual Fund Operating Expenses, excluding interest, taxes, acquired fund fees and expenses and extraordinary expenses (except for the MidCap Growth Fund). This agreement will remain in place through March 1, 2019. After this date, the Adviser or a Fund may terminate the contractual arrangement. If this occurs, the expense ratios may change without shareholder approval.

COMMERCE GROWTH FUND

Schedule of Investments

April 30, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – 97.6%
Commercial Services – 1.0%
17,800	CDK Global, Inc.	$ 1,161,272

Communications – 1.2%
28,900	Verizon Communications, Inc.	1,426,215

Consumer Durables – 1.8%
4,900	Mohawk Industries, Inc.*	1,028,412
25,400	Toll Brothers, Inc.	1,070,864

		2,099,276

Consumer Non-Durables – 9.9%
19,400	Colgate-Palmolive Co.	1,265,462
6,000	Constellation Brands, Inc. Class A	1,398,780
17,000	Kellogg Co.	1,001,300
12,800	Kimberly-Clark Corp.	1,325,312
12,500	PepsiCo, Inc.	1,261,750
13,800	Philip Morris International, Inc.	1,131,600
31,500	The Coca-Cola Co.	1,361,115
9,100	The Estee Lauder Cos., Inc. Class A	1,347,619
18,400	V. F. Corp.	1,488,008

		11,580,946

Consumer Services – 7.2%
22,700	CBS Corp. Class B	1,116,840
31,900	Comcast Corp. Class A	1,001,341
8,400	McDonald’s Corp.	1,406,496
22,300	Rollins, Inc.	1,081,996
30,200	Service Corp. International	1,102,602
23,200	Starbucks Corp.	1,335,624
13,300	The Walt Disney Co.	1,334,389

		8,379,288

Electronic Technology – 16.2%
17,100	Agilent Technologies, Inc.	1,124,154
15,200	Amphenol Corp. Class A	1,272,392
38,200	Apple, Inc.	6,312,932
5,200	Broadcom, Inc.	1,192,984
30,600	Cadence Design Systems, Inc.*	1,225,836
48,900	Corning, Inc.	1,321,278
22,800	FLIR Systems, Inc.	1,220,940
3,900	Lockheed Martin Corp.	1,251,276
3,800	Northrop Grumman Corp.	1,223,752
4,010	The Boeing Co.	1,337,576
6,500	Thermo Fisher Scientific, Inc.	1,367,275

		18,850,395

Finance – 9.4%
12,100	Crown Castle International Corp.	1,220,527
10,500	Digital Realty Trust, Inc.	1,109,745
13,900	Fidelity National Information Services, Inc.	1,320,083
19,300	Intercontinental Exchange, Inc.	1,398,478
7,600	Mastercard, Inc. Class A	1,354,852
6,900	Public Storage	1,392,282
13,000	T. Rowe Price Group, Inc.	1,479,660
12,800	Visa, Inc. Class A	1,624,064

		10,899,691

Shares	Description	Value
Common Stocks – (continued)
Health Services – 2.6%
13,400	HCA Healthcare, Inc.	$ 1,282,916
7,400	UnitedHealth Group, Inc.	1,749,360

		3,032,276

Health Technology – 7.8%
3,900	ABIOMED, Inc.*	1,173,705
7,900	Amgen, Inc.	1,378,392
6,300	Becton Dickinson & Co.	1,460,781
8,000	Bio-Techne Corp.	1,207,280
10,500	Charles River Laboratories International, Inc.*	1,093,995
10,500	Johnson & Johnson	1,328,145
8,300	Stryker Corp.	1,406,186

		9,048,484

Industrial Services – 1.1%
15,900	Waste Management, Inc.	1,292,511

Non-Energy Minerals – 0.9%
10,800	Eagle Materials, Inc.	1,068,768

Process Industries – 4.4%
10,000	Ecolab, Inc.	1,447,700
9,500	Praxair, Inc.	1,448,940
24,100	RPM International, Inc.	1,164,030
13,100	The Scotts Miracle-Gro Co.	1,094,898

		5,155,568

Producer Manufacturing – 6.9%
14,500	AMETEK, Inc.	1,012,100
9,200	Honeywell International, Inc.	1,331,056
8,500	Illinois Tool Works, Inc.	1,207,170
5,500	Lennox International, Inc.	1,063,535
1,600	Mettler-Toledo International, Inc.*	895,888
7,800	Rockwell Automation, Inc.	1,283,334
4,800	Roper Technologies, Inc.	1,268,112

		8,061,195

Retail Trade – 7.3%
2,800	Amazon.com, Inc.*	4,385,164
15,400	Lowe’s Cos., Inc.	1,269,422
8,300	The Home Depot, Inc.	1,533,840
3,400	The Sherwin-Williams Co.	1,250,044

		8,438,470

Technology Services – 18.6%
6,000	Adobe Systems, Inc.*	1,329,600
4,500	Alphabet, Inc. Class A*	4,583,610
12,200	Automatic Data Processing, Inc.	1,440,576
17,900	Facebook, Inc. Class A*	3,078,800
19,000	Fiserv, Inc.*	1,346,340
13,900	Guidewire Software, Inc.*	1,176,218
9,300	Jack Henry & Associates, Inc.	1,111,164
55,800	Microsoft Corp.	5,218,416
21,400	Paychex, Inc.	1,296,198
9,400	VeriSign, Inc.*	1,103,748

		21,684,670

The accompanying notes are an integral part of these financial statements.	3

COMMERCE GROWTH FUND

Schedule of Investments (continued)

April 30, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Transportation – 1.3%
13,500	United Parcel Service, Inc. Class B	$1,532,250

TOTAL COMMON STOCKS
(Cost $84,258,643)		$113,711,275

Exchange Traded Fund – 0.4%
3,500	iShares Russell 1000 Growth ETF
(Cost $485,428)		$477,575

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(a) – 2.1%
Repurchase Agreement – 2.1%
Fixed Income Clearing Corp.
$2,490,000	0.280%	05/01/18	$2,490,000
Maturity Value: $2,490,019
(Cost $2,490,000)

TOTAL INVESTMENTS – 100.1%
(Cost $87,234,071)			$116,678,850

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.1)%			(103,372)

NET ASSETS – 100.0%			$116,575,478

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
(a)	Repurchase agreement was entered into on April 30, 2018. This agreement was fully collateralized by $2,395,000 U.S. Treasury Bond, 3.375%, due 05/15/44 with a market value of $2,541,394.

PORTFOLIO COMPOSITION

	AS OF 4/30/18	AS OF 10/31/17

Technology Services	18.6%	18.4%
Electronic Technology	16.2	15.1
Consumer Non-Durables	9.9	8.5
Finance	9.4	9.9
Health Technology	7.8	7.8
Retail Trade	7.3	7.6
Consumer Services	7.2	7.8
Producer Manufacturing	6.9	7.8
Process Industries	4.4	4.5
Health Services	2.6	4.6
Repurchase Agreements	2.1	1.2
Consumer Durables	1.8	2.2
Transportation	1.3	1.2
Communications	1.2	1.2
Industrial Services	1.1	1.2
Commercial Services	1.0	1.0
Non-Energy Minerals	0.9	—
Exchange Traded Fund	0.4	—

TOTAL INVESTMENTS	100.1%	100.0%

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Underlying investment categories of investment companies, including exchange traded funds, held by the Fund are not reflected in the table above. Consequently, the Fund’s overall investment category allocations may differ from the percentages contained in the table above.

The Fund is actively managed and, as such, its composition may differ over time.

4	The accompanying notes are an integral part of these financial statements.

COMMERCE VALUE FUND

Schedule of Investments

April 30, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – 97.1%
Commercial Services – 2.0%
60,000	Omnicom Group, Inc.	$ 4,419,600

Communications – 5.1%
212,000	AT&T, Inc.	6,932,400
91,500	Verizon Communications, Inc.	4,515,525

		11,447,925

Consumer Durables – 3.1%
97,000	Leggett & Platt, Inc.	3,933,350
69,000	Tupperware Brands Corp.	3,074,640

		7,007,990

Consumer Non-Durables – 8.1%
50,000	Kimberly-Clark Corp.	5,177,000
40,000	PepsiCo, Inc.	4,037,600
56,000	Procter & Gamble Co.	4,051,040
60,000	V. F. Corp.	4,852,200

		18,117,840

Consumer Services – 2.1%
28,000	McDonald’s Corp.	4,688,320

Distribution Services – 1.9%
49,000	Genuine Parts Co.	4,327,680

Electronic Technology – 7.7%
100,000	Cisco Systems, Inc.	4,429,000
13,250	Lockheed Martin Corp.	4,251,130
41,000	Texas Instruments, Inc.	4,158,630
13,500	The Boeing Co.	4,503,060

		17,341,820

Energy Minerals – 9.3%
73,000	Chevron Corp.	9,133,030
82,000	Exxon Mobil Corp.	6,375,500
69,000	Occidental Petroleum Corp.	5,330,940

		20,839,470

Finance – 25.2%
99,000	Aflac, Inc.	4,511,430
28,500	Ameriprise Financial, Inc.	3,995,985
63,000	Arthur J. Gallagher & Co.	4,409,370
81,000	BB&T Corp.	4,276,800
40,500	CME Group, Inc.	6,386,040
77,500	JPMorgan Chase & Co.	8,430,450
226,000	People’s United Financial, Inc.	4,133,540
72,000	Principal Financial Group, Inc.	4,263,840
39,000	T. Rowe Price Group, Inc.	4,438,980
84,000	U.S. Bancorp.	4,237,800
140,000	Wells Fargo & Co.	7,274,400

		56,358,635

Health Technology – 13.4%
36,500	Amgen, Inc.	6,368,520
56,000	Eli Lilly & Co.	4,539,920
51,000	Johnson & Johnson	6,450,990
81,000	Merck & Co., Inc.	4,768,470

Shares	Description	Value
Common Stocks – (continued)
Health Technology – (continued)
213,500	Pfizer, Inc.	$ 7,816,235

		29,944,135

Industrial Services – 2.1%
78,500	ONEOK, Inc.	4,727,270

Process Industries – 4.0%
26,500	Air Products & Chemicals, Inc.	4,300,685
93,000	Sonoco Products Co.	4,776,480

		9,077,165

Producer Manufacturing – 3.5%
19,000	3M Co.	3,693,410
62,500	Emerson Electric Co.	4,150,625

		7,844,035

Technology Services – 1.8%
67,500	Paychex, Inc.	4,088,475

Transportation – 1.8%
59,000	Ryder System, Inc.	3,978,370

Utilities – 6.0%
64,000	Dominion Energy, Inc.	4,259,840
27,500	NextEra Energy, Inc.	4,507,525
100,000	The Southern Co.	4,612,000

		13,379,365

TOTAL COMMON STOCKS
(Cost $195,950,732)		$217,588,095

Exchange Traded Fund – 2.7%
50,000	iShares Russell 1000 Value Index Fund
(Cost $6,191,459)		$ 6,017,000

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(a) – 0.2%
Repurchase Agreement – 0.2%
Fixed Income Clearing Corp.
$504,000	0.280%	05/01/18	$504,000
Maturity Value: $504,004
(Cost $504,000)

TOTAL INVESTMENTS – 100.0%
(Cost $202,646,191)			$224,109,095

LIABILITIES IN EXCESS OF OTHER ASSETS – 0.0%			(27,679)

NET ASSETS – 100.0%			$224,081,416

The accompanying notes are an integral part of these financial statements.	5

COMMERCE VALUE FUND

Schedule of Investments (continued)

April 30, 2018 (Unaudited)

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Repurchase agreement was entered into on April 30, 2018. This agreement was fully collateralized by $485,000 U.S. Treasury Bond, 3.375%, due 05/15/44 with a market value of $514,646.

PORTFOLIO COMPOSITION

	AS OF 4/30/18	AS OF 10/31/17

Finance	25.2%	26.3%
Health Technology	13.4	12.0
Energy Minerals	9.3	9.6
Consumer Non-Durables	8.1	8.4
Electronic Technology	7.7	8.2
Utilities	6.0	7.9
Communications	5.1	5.5
Process Industries	4.0	4.1
Producer Manufacturing	3.5	4.2
Consumer Durables	3.1	1.9
Exchange Traded Fund	2.7	2.4
Industrial Services	2.1	1.9
Consumer Services	2.1	2.1
Commercial Services	2.0	1.8
Distribution Services	1.9	—
Technology Services	1.8	2.1
Transportation	1.8	—
Repurchase Agreements	0.2	—
Retail Trade	—	2.6

TOTAL INVESTMENTS	100.0%	101.0%

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Underlying investment categories of investment companies, including exchange traded funds, held by the Fund are not reflected in the table above. Consequently, the Fund’s overall investment category allocations may differ from the percentages contained in the table above.

The Fund is actively managed and, as such, its composition may differ over time.

6	The accompanying notes are an integral part of these financial statements.

COMMERCE MIDCAP GROWTH FUND

Schedule of Investments

April 30, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – 97.3%
Commercial Services – 8.4%
18,100	Bright Horizons Family Solutions, Inc.*	$ 1,717,328
8,900	FactSet Research Systems, Inc.	1,683,079
15,400	Gartner, Inc.*	1,867,866
34,500	KAR Auction Services, Inc.	1,793,655
11,800	MSCI, Inc.	1,767,994
26,200	Omnicom Group, Inc.	1,929,892
11,900	WEX, Inc.*	1,926,848

		12,686,662

Consumer Durables – 5.9%
47,300	Leggett & Platt, Inc.	1,918,015
7,600	Mohawk Industries, Inc.*	1,595,088
63,600	PulteGroup, Inc.	1,930,896
30,400	The Toro Co.	1,775,056
41,400	Toll Brothers, Inc.	1,745,424

		8,964,479

Consumer Non-Durables – 7.5%
33,750	Brown-Forman Corp. Class B	1,891,350
17,700	Carter’s, Inc.	1,775,664
38,300	Church & Dwight Co., Inc.	1,769,460
13,800	International Flavors & Fragrances, Inc.	1,949,388
17,400	McCormick & Co., Inc.	1,834,134
25,600	V. F. Corp.	2,070,272

		11,290,268

Consumer Services – 7.3%
36,450	Rollins, Inc.	1,768,554
48,900	Service Corp. International	1,785,339
30,700	Six Flags Entertainment Corp.	1,941,468
107,300	The Wendy’s Co.	1,796,202
8,300	Vail Resorts, Inc.	1,903,273
16,300	Wyndham Worldwide Corp.	1,861,623

		11,056,459

Electronic Technology – 12.5%
20,900	Amphenol Corp. Class A	1,749,539
28,100	BWX Technologies, Inc.	1,905,180
49,100	Cadence Design Systems, Inc.*	1,966,946
37,400	FLIR Systems, Inc.	2,002,770
24,300	HEICO Corp.	2,134,755
19,100	Microchip Technology, Inc.	1,597,906
17,300	Motorola Solutions, Inc.	1,900,059
21,800	Synopsys, Inc.*	1,864,118
6,100	TransDigm Group, Inc.	1,955,477
51,400	Trimble, Inc.*	1,778,440

		18,855,190

Finance – 11.2%
137,300	BGC Partners, Inc. Class A	1,834,328
15,200	Boston Properties, Inc.	1,845,432
16,400	CBOE Holdings, Inc.	1,751,192
21,900	Extra Space Storage, Inc.	1,962,021
16,200	Federal Realty Investment Trust	1,876,770

Shares	Description	Value
Common Stocks – (continued)
Finance – (continued)
55,300	Gaming and Leisure Properties, Inc.	$ 1,895,131
19,300	Morningstar, Inc.	2,095,594
10,800	SBA Communications Corp.*	1,730,484
17,100	T. Rowe Price Group, Inc.	1,946,322

		16,937,274

Health Services* – 2.4%
32,000	Cerner Corp.	1,864,000
17,900	IQVIA Holdings, Inc.	1,714,104

		3,578,104

Health Technology – 11.1%
6,400	ABIOMED, Inc.*	1,926,080
12,500	Bio-Techne Corp.	1,886,375
62,400	Bruker Corp.	1,842,672
17,300	Charles River Laboratories International, Inc.*	1,802,487
48,200	Hologic, Inc.*	1,869,678
55,900	QIAGEN NV*	1,828,489
8,200	The Cooper Cos., Inc.	1,875,422
20,700	West Pharmaceutical Services, Inc.	1,825,947
22,300	Zoetis, Inc.	1,861,604

		16,718,754

Non-Energy Minerals – 1.3%
19,200	Eagle Materials, Inc.	1,900,032

Process Industries – 6.2%
47,100	Ball Corp.	1,888,239
38,000	Crown Holdings, Inc.*	1,893,920
38,500	RPM International, Inc.	1,859,550
44,000	Sealed Air Corp.	1,929,400
21,700	The Scotts Miracle-Gro Co.	1,813,686

		9,384,795

Producer Manufacturing – 9.1%
24,200	AMETEK, Inc.	1,689,160
24,100	Fortive Corp.	1,694,471
40,800	Graco, Inc.	1,794,792
12,800	IDEX Corp.	1,710,848
2,900	Mettler-Toledo International, Inc.*	1,623,797
13,700	Nordson Corp.	1,761,820
10,500	Rockwell Automation, Inc.	1,727,565
6,500	Roper Technologies, Inc.	1,717,235

		13,719,688

Retail Trade – 2.6%
31,000	Dunkin’ Brands Group, Inc.	1,889,760
24,500	Ross Stores, Inc.	1,980,825

		3,870,585

Technology Services – 9.4%
11,200	ANSYS, Inc.*	1,810,592
25,800	Fiserv, Inc.*	1,828,188
14,900	Jack Henry & Associates, Inc.	1,780,252
15,500	LogMeIn, Inc.	1,708,100

The accompanying notes are an integral part of these financial statements.	7

COMMERCE MIDCAP GROWTH FUND

Schedule of Investments (continued)

April 30, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Technology Services – (continued)
29,000	Paychex, Inc.	$ 1,756,530
11,000	ServiceNow, Inc.*	1,827,540
21,000	Total System Services, Inc.	1,765,260
15,000	VeriSign, Inc.*	1,761,300

		14,237,762

Transportation – 2.4%
29,500	Alaska Air Group, Inc.	1,915,435
16,800	Landstar System, Inc.	1,707,720

		3,623,155

TOTAL COMMON STOCKS
(Cost $122,922,933)		$146,823,207

Exchange Traded Fund – 1.8%
22,330	iShares Russell Midcap Growth Index Fund
(Cost $2,750,017)		$ 2,718,231

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(a) – 1.0%
Repurchase Agreement – 1.0%
Fixed Income Clearing Corp.
$1,548,000	0.280%	05/01/18	$1,548,000
Maturity Value: $1,548,012
(Cost $1,548,000)

TOTAL INVESTMENTS – 100.1%
(Cost $127,220,950)			$151,089,438

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.1)%			(184,815)

NET ASSETS – 100.0%			$150,904,623

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
(a)	Repurchase agreement was entered into on April 30, 2018. This agreement was fully collateralized by $1,490,000 U.S. Treasury Bond, 3.375%, due 05/15/44 with a market value of $1,581,076.

PORTFOLIO COMPOSITION

	AS OF 4/30/18	AS OF 10/31/17

Electronic Technology	12.5%	10.1%
Finance	11.2	12.0
Health Technology	11.1	9.5
Technology Services	9.4	9.6
Producer Manufacturing	9.1	10.0
Commercial Services	8.4	8.6
Consumer Non-Durables	7.5	9.3
Consumer Services	7.3	6.1
Process Industries	6.2	4.8
Consumer Durables	5.9	7.1
Retail Trade	2.6	2.6
Transportation	2.4	2.2
Health Services	2.4	3.4
Exchange Traded Fund	1.8	1.8
Non-Energy Minerals	1.3	—
Repurchase Agreements	1.0	1.5
Energy Minerals	—	1.4

TOTAL INVESTMENTS	100.1%	100.0%

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Underlying investment categories of investment companies, including exchange traded funds, held by the Fund are not reflected in the table above. Consequently, the Fund’s overall investment category allocations may differ from the percentages contained in the table above.

The Fund is actively managed and, as such, its composition may differ over time.

8	The accompanying notes are an integral part of these financial statements.

COMMERCE BOND FUND

Schedule of Investments

April 30, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – 16.5%
Automotive(a) – 3.1%
Avis Budget Rental Car Funding AESOP LLC Series 2015-2A, Class A
$ 5,200,000	2.630%	12/20/21	$5,116,470
Avis Budget Rental Car Funding AESOP LLC Series 2018-1A, Class A
4,150,000	3.700	09/20/24	4,148,973
Ford Credit Auto Owner Trust Series 2016-1, Class A
7,000,000	2.310	08/15/27	6,856,997
Ford Credit Auto Owner Trust Series 2017-1, Class A
2,500,000	2.620	08/15/28	2,449,332
Ford Credit Auto Owner Trust Series 2018-1, Class A
5,000,000	3.190	07/15/31	4,910,203
Hertz Vehicle Financing II LP Series 2015-2A, Class A
5,000,000	2.020	09/25/19	4,985,194
NextGear Floorplan Master Owner Trust Series 2016-2A, Class A2
4,845,000	2.190	09/15/21	4,792,967

			33,260,136

Credit Card – 0.5%
Cabela’s Credit Card Master Note Trust Series 2015-2, Class A1
5,680,000	2.250	07/17/23	5,591,078

Home Equity – 1.6%
Accredited Mortgage Loan Trust Series 2004-4, Class A1B(b)
(1M USD LIBOR + 0.780%)
1,231,270	2.652	01/25/35	1,225,606
Ameriquest Mortgage Securities, Inc. Series 2004-FR1W, Class A6(b)(c)
951,162	5.440	05/25/34	961,540
Equifirst Mortgage Loan Trust Series 2003-2, Class 2A2(d)
290,569	4.250	09/25/33	297,455
Irwin Home Equity Series 2005-A, Class A3(b)
(1M USD LIBOR + 0.760%)
642,349	2.632	02/25/34	635,456
Morgan Stanley ABS Capital I, Inc. Trust Series 2005-HE1, Class M1(b)
(1M USD LIBOR + 0.675%)
4,433,331	2.547	12/25/34	4,325,308
New Residential Mortgage Loan Trust Series 2017-6A, Class A1(a)(b)(c)
6,782,343	4.000	08/27/57	6,829,850
Renaissance Home Equity Loan Trust Series 2005-3, Class AF3(d)
66,340	4.814	11/25/35	66,577
Renaissance Home Equity Loan Trust Series 2005-3, Class AF4(d)
1,125,000	5.140	11/25/35	1,165,754
Southern Pacific Secured Asset Corp. Series 1998-2, Class A7(d)
1,785,054	7.490	07/25/29	1,818,126

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – (continued)
Home Equity – (continued)
Terwin Mortgage Trust Series 2005-16HE, Class AF2(d)
$ 61,873	4.761%	09/25/36	$62,097

			17,387,769

Manufactured Housing – 0.1%
Green Tree Financial Corp. Series 1998-3, Class A5
926,757	6.220	03/01/30	980,686
Green Tree Financial Corp. Series 1998-3, Class A6(b)(c)
115,754	6.760	03/01/30	122,222
Lehman Manufactured Housing Contract Series 2001-B, Class A3
33,395	4.350	04/15/40	33,629
Mid-State Trust Series 2011, Class A1
217,504	4.864	07/15/38	225,070

			1,361,607

Other – 8.6%
ARL Second LLC Series 2014-1A, Class A1(a)
1,790,418	2.920	06/15/44	1,759,088
CAL Funding III Ltd. Series 2018-1A, Class A(a)
5,408,333	3.960	02/25/43	5,409,033
Chase Funding Mortgage Loan Asset-Backed Certificates Series 2002-3, Class 1A5(d)
1,750,652	5.907	06/25/32	1,716,091
Chase Funding Mortgage Loan Asset-Backed Certificates Series 2004-1, Class 2A2(b)
(1M USD LIBOR + 0.460%)
4,310,762	2.332	12/25/33	4,241,578
CLI Funding LLC Series 2018-1A, Class A(a)
1,250,000	4.030	04/18/43	1,246,896
Countrywide Asset-Backed Certificates Series 2007-QH1, Class A1(a)(b)
(1M USD LIBOR + 0.200%)
636,766	1.821	02/25/37	495,622
Cronos Containers Program Ltd. Series 2013-1A, Class A(a)
500,000	3.080	04/18/28	491,887
Cronos Containers Program Ltd. Series 2014-2A, Class A(a)
3,101,852	3.270	11/18/29	3,059,381
Domino’s Pizza Master Issuer LLC Series 2017-1A, Class A23(a)
6,451,250	4.118	07/25/47	6,393,124
Dong Fang Container Finance II SPV Ltd. Series 2014-1A, Class A1(a)
670,833	1.950	11/25/39	666,770
Equity One ABS, Inc. Series 2004-2, Class AF5(d)
450,000	5.699	07/25/34	453,767
FirstKey Lending Trust Series 2015-SFR1, Class A(a)
603,052	2.553	03/09/47	599,213
Global SC Finance IV Ltd. Series 2017-1A, Class A(a)
2,368,264	3.850	04/15/37	2,352,780
Global SC Finance SRL Series 2013-1A, Class A(a)
1,470,000	2.980	04/17/28	1,446,090

The accompanying notes are an integral part of these financial statements.	9

COMMERCE BOND FUND

Schedule of Investments (continued)

April 30, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – (continued)
Other – (continued)
GreatAmerica Leasing Receivables Funding LLC Series 2016-1, Class A3(a)
$ 1,843,072	1.730%	06/20/19	$1,838,610
GreatAmerica Leasing Receivables Funding LLC Series 2018-1, Class A3(a)
1,250,000	2.600	06/15/21	1,239,906
Invitation Homes Trust Series 2015-SFR2, Class A(a)(b)
(1M USD LIBOR + 1.350%)
4,347,274	3.246	06/17/32	4,356,353
Invitation Homes Trust Series 2018-SFR2, Class A(a)(b)
(1M USD LIBOR + 0.900%)
4,725,000	2.796	06/17/37	4,733,975
Long Beach Mortgage Loan Trust Series 2003-4, Class AV1(b)
(1M USD LIBOR + 0.620%)
227,322	2.492	08/25/33	226,241
Longtrain Leasing III LLC Series 2015-1A, Class A1(a)
3,994,535	2.980	01/15/45	3,936,864
Longtrain Leasing III LLC Series 2015-1A, Class A2(a)
5,000,000	4.060	01/15/45	5,031,369
NP SPE II LLC Series 2016-1A, Class A1(a)
3,307,445	4.164	04/20/46	3,297,709
Progress Residential Trust Series 2015-SFR3, Class A(a)
3,488,191	3.067	11/12/32	3,455,355
State of Hawaii Department of Business Economic Development & Tourism Series 2014-A, Class A2
8,000,000	3.242	01/01/31	7,849,200
Structured Asset Investment Loan Trust Series 2003-BC5, Class M1(b)
(1M USD LIBOR + 1.125%)
655,323	2.997	06/25/33	656,932
Structured Asset Securities Corp. Series 2005-9XS, Class 1A3A(d)
704,219	5.750	06/25/35	710,373
TAL Advantage V LLC Series 2014-3A, Class A(a)
3,291,667	3.270	11/21/39	3,235,990
Towd Point Mortgage Trust Series 2015-1, Class 1A2(a)(b)(c)
5,000,000	3.250	11/25/60	4,899,893
Towd Point Mortgage Trust Series 2015-4, Class A1B(a)(b)(c)
4,539,982	2.750	04/25/55	4,493,637
Towd Point Mortgage Trust Series 2016-2, Class A1(a)(b)(c)
1,220,036	3.000	08/25/55	1,205,822
Towd Point Mortgage Trust Series 2016-3, Class A1(a)(b)(c)
3,681,451	2.250	04/25/56	3,609,269
Towd Point Mortgage Trust Series 2017-3, Class A2(a)(b)(c)
1,850,000	3.000	07/25/57	1,773,752
Vantage Data Centers Issuer LLC Series 2018-1A, Class A2(a)
1,497,500	4.072	02/16/43	1,495,800
Wells Fargo Home Equity Trust Series 2006-2, Class A4(b)
(1M USD LIBOR + 0.250%)
1,210,193	2.122	07/25/36	1,207,097

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – (continued)
Other – (continued)
Wendys Funding LLC Series 2018-1A, Class A2I(a)
$ 2,992,500	3.573%	03/15/48	$2,914,845

			92,500,312

Student Loan – 2.6%
DRB Prime Student Loan Trust Series 2016-B, Class A2(a)
2,549,390	2.890	06/25/40	2,493,597
DRB Prime Student Loan Trust Series 2017-A, Class A2B(a)
4,550,000	2.850	05/27/42	4,439,591
Navient Private Education Loan Trust Series 2015-AA, Class A2A(a)
6,544,255	2.650	12/15/28	6,468,261
Navient Private Education Refi Loan Trust Series 2018-A, Class A2(a)
1,125,000	3.190	02/18/42	1,112,027
Northstar Education Finance, Inc. Series 2005-1, Class A5(b)
(3M USD LIBOR + 0.750%)
595,761	2.510	10/30/45	591,725
SLM Student Loan Trust Series 2011-A, Class A2(a)
1,182,296	4.370	04/17/28	1,188,585
Sofi Professional Loan Program LLC Series 2016-B, Class A2B(a)
3,410,000	2.740	10/25/32	3,363,358
Sofi Professional Loan Program LLC Series 2016-E, Class A2B(a)
4,900,000	2.490	01/25/36	4,776,622
South Carolina Student Loan Corp. Series 2015-A, Class A(b)
(1M USD LIBOR + 1.500%)
3,521,216	3.372	01/25/36	3,563,648

			27,997,414

TOTAL ASSET-BACKED SECURITIES
(Cost $177,978,023)			$178,098,316

Municipal Bond Obligations – 6.5%
Alaska(e) – 0.1%
Anchorage AK Certificate Participation (Taxable) Series A
$ 1,290,000	2.765%	07/01/22	$1,268,560

California(e) – 1.8%
Anaheim California Public Financing Authority Revenue Bonds Build America Bonds
4,000,000	5.685	10/01/40	4,920,160
Beverly Hills CA Unified School District GO Bonds (Capital Appreciation) (Refunding) Series 2016(f)
5,000,000	0.000	08/01/38	2,324,000
Foothill-De Anza CA Community College District GO Bonds (Taxable — Election of 2006) Series E
1,730,000	3.223	08/01/38	1,573,712
Hillsborough School District GO Bonds Capital Appreciation Election 2002 C(f)(g)
22,010,000	0.000	09/01/21	4,509,351

10	The accompanying notes are an integral part of these financial statements.

COMMERCE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
California(e) – (continued)
Napa Valley Unified School District GO Bonds (Build America Bonds-Taxable) Series B
$ 3,000,000	6.507%	08/01/43	$4,056,480
San Mateo Union High School District GO Bonds Refunding Taxable Series B
2,055,000	2.520	09/01/20	2,038,540

			19,422,243

District of Columbia(e) – 0.5%
Metropolitan Washington D.C. Airport Authority System Revenue Bonds Series B
5,000,000	5.250	10/01/25	5,228,900

Florida – 0.2%
Inland Protection Financing Corp. Florida Revenue Bonds Build America Bonds Series 2010
2,000,000	4.700	07/01/19	2,034,480

Idaho(e) – 0.6%
Idaho Housing & Finance Association Economic Development Revenue Bonds Taxable (Facilities Project) Series 2011(a)
4,100,000	7.000	01/01/31	4,455,675
Idaho State Building Authority Revenue Bonds Taxable (Idaho Board of Education Project) Series A
1,500,000	3.120	09/01/24	1,487,835

			5,943,510

Illinois – 0.2%
Will County Community Consolidated School District No. 30-C GO Bonds Unrefunded Taxable Series C (AGM)(e)
485,000	5.650	10/01/18	486,479
Will County Forest Preservation District GO Bonds Build America Bonds Direct Payment Series 2009
1,000,000	5.700	12/15/27	1,130,360

			1,616,839

Kentucky(e) – 0.2%
River City, Inc. KY Parking Authority Revenue Bonds (Refunding) Series B
2,890,000	2.750	12/01/33	2,586,810

Maryland(e) – 0.1%
Baltimore County Maryland GO Bonds Build America Bonds Consolidated Public Improvement Series B
1,000,000	5.000	11/01/23	1,034,620

Michigan – 0.3%
Cedar Springs MI Public School District GO Bonds (Taxable-Refunding) Series B
1,800,000	2.035	05/01/21	1,732,698
Utica Community Schools GO Bonds (Taxable-Qualified School Construction-Direct Payment)(e)
1,500,000	5.875	05/01/22	1,594,815

			3,327,513

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Mississippi(e) – 0.1%
Mississippi Medical Center Educational Building Corp. Revenue Bonds (Taxable-Refunding-University) Series B
$ 1,465,000	3.000%	06/01/23	$1,429,650

Missouri – 0.7%
Curators University of Missouri System Facilities Revenue Bonds Build America Bonds(e)
2,500,000	5.792	11/01/41	3,148,800
Missouri State Highways & Transit Commission State Road Revenue Bonds Build America Bonds Series 2010(e)
2,800,000	4.820	05/01/23	2,992,388
New Liberty Hospital District Revenue Bonds Build America Bonds Series B
1,345,000	5.704	12/01/19	1,378,544

			7,519,732

Nevada(e) – 0.3%
Clark County Nevada Sales & Excise Tax Revenue Bonds Build America Bonds Series C
2,525,000	5.100	07/01/21	2,647,437

New Jersey – 0.1%
New Jersey State Higher Education Student Assistance Authority Revenue Bonds Student Loan Series 1A (AMT)
1,250,000	4.000	12/01/19	1,282,975

New York – 0.5%
New York GO Build America Bonds Series 2010(e)
2,000,000	4.908	06/01/21	2,113,520
1,055,000	5.008	06/01/22	1,133,366
New York Housing Development Corporation Multi-Family Housing Revenue Bonds Taxable Series I
2,600,000	1.921	11/01/18	2,592,980

			5,839,866

Ohio(e) – 0.2%
Ohio State GO Build America Bonds Taxable Conservation Project Direct Payment Series C
1,960,000	4.471	03/01/19	1,992,477

Pennsylvania(e) – 0.3%
State Public School Building Authority Revenue Bonds (Qualified School Construction Bonds)
3,000,000	6.495	09/15/28	3,551,340

South Carolina(e) – 0.1%
South Carolina State Housing Finance & Development Authority Revenue Bonds Refunding Taxable PAC Series A-2 (FHA)
830,000	4.000	07/01/34	837,835

Washington(e) – 0.2%
Seattle Municipal Light & Power Revenue Bonds Taxable Clean Renewable Energy Bonds Series C
2,000,000	3.750	06/01/33	1,941,980

TOTAL MUNICIPAL BOND OBLIGATIONS
(Cost $64,287,823)			$69,506,767

The accompanying notes are an integral part of these financial statements.	11

COMMERCE BOND FUND

Schedule of Investments (continued)

April 30, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – 27.8%
Collateralized Mortgage Obligations – 21.3%
Adjustable Rate Mortgage Trust Series 2004-5, Class 3A1(b)(c)
$ 644,963	3.792%	04/25/35	$649,491
Agate Bay Mortgage Loan Trust Series 2015-3, Class A8(a)(b)(c)
1,277,828	3.000	04/25/45	1,265,401
Agate Bay Mortgage Loan Trust Series 2016-1, Class A5(a)(b)(c)
3,109,912	3.500	12/25/45	3,088,289
Agate Bay Mortgage Loan Trust Series 2016-2, Class A3(a)(b)(c)
1,380,457	3.500	03/25/46	1,353,280
Agate Bay Mortgage Trust Series 2014-3, Class A2(a)(b)(c)
4,033,949	3.500	11/25/44	3,962,025
Banc of America Alternative Loan Trust Series 2005-10, Class 6A1
316,941	5.500	11/25/20	317,003
Banc of America Alternative Loan Trust Series 2006-3, Class 6A1
51,012	6.000	04/25/36	51,274
Bear Stearns Alt-A Trust Series 2004-8, Class 1A(b)
(1M USD LIBOR + 0.700%)
1,066,831	2.572	09/25/34	1,067,046
Bear Stearns Alt-A Trust Series 2005-9, Class 25A1(b)(c)
1,573,630	3.654	11/25/35	1,383,552
Bear Stearns Asset Backed Securities Trust Series 2003-AC7, Class A2(d)
301,909	5.750	01/25/34	305,144
Citicorp Mortgage Securities Trust, Inc. Series 2006-4, Class 3A1
13,090	5.500	08/25/21	13,189
Citigroup Mortgage Loan Trust, Inc. Series 2004-NCM2, Class 1CB2
750,054	6.750	08/25/34	791,757
Citigroup Mortgage Loan Trust, Inc. Series 2005-10, Class 1A5A(b)(c)
435,710	3.955	12/25/35	401,004
Citigroup Mortgage Loan Trust, Inc. Series 2007-AR5, Class 1A3A(b)(c)
194,013	3.758	04/25/37	182,997
Citigroup Mortgage Loan Trust, Inc. Series 2015-A, Class A1(a)(b)(c)
2,630,470	3.500	06/25/58	2,617,111
Citimortgage Alternative Loan Trust Series 2006-A3, Class 2A1
46,153	5.500	07/25/36	46,393
Countrywide Alternative Loan Trust Series 2004-18CB, Class 3A1
96,659	5.250	09/25/19	96,765
Countrywide Alternative Loan Trust Series 2005-J1, Class 3A1
51,334	6.500	08/25/32	53,029
Countrywide Alternative Loan Trust Series 2007-J2, Class 2A1
121,357	6.000	07/25/37	117,606

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Countrywide Home Loans Trust Series 2004-J1, Class 2A4
$ 3,455	4.750%	01/25/19	$3,449
Countrywide Home Loans Trust Series 2005-27, Class 2A1
735,297	5.500	12/25/35	622,068
Countrywide Home Loans Trust Series 2005-6, Class 2A1
203,965	5.500	04/25/35	196,110
Countrywide Home Loans Trust Series 2005-7, Class 1A1(b)
(1M USD LIBOR + 0.540%)
1,019,467	2.412	03/25/35	976,784
CS First Boston Mortgage Securities Corp. Series 2003-19, Class 1A4
241,656	5.250	07/25/33	247,082
CS First Boston Mortgage Securities Corp. Series 2005-5, Class 2A9
2,858,506	5.500	07/25/35	2,892,016
CSMC Trust Series 2014-WIN2, Class A3(a)(b)(c)
3,709,141	3.500	10/25/44	3,657,444
CSMC Trust Series 2017-HL2, Class A1(a)(b)(c)
4,733,736	3.500	10/25/47	4,609,774
CSMC Trust Series 2017-HL2, Class A3(a)(b)(c)
4,459,183	3.500	10/25/47	4,427,063
EverBank Mortgage Loan Trust Series 2013-2, Class A(a)(b)(c)
2,618,203	3.000	06/25/43	2,513,794
FHLMC REMIC PAC Series 1579, Class PM
67,984	6.700	09/15/23	72,785
FHLMC REMIC PAC Series 2103, Class TE
68,522	6.000	12/15/28	76,412
FHLMC REMIC PAC Series 2110, Class PG
300,164	6.000	01/15/29	324,526
FHLMC REMIC Series 2391, Class Z
812,597	6.000	12/15/31	905,883
FHLMC REMIC Series 2603, Class C
286,815	5.500	04/15/23	299,286
FHLMC REMIC Series 2677, Class BC
6,860	4.000	09/15/18	6,867
FHLMC REMIC Series 2866, Class DH
176,145	4.000	09/15/34	177,332
FHLMC REMIC Series 4088, Class EP
4,109,705	2.750	09/15/41	3,963,501
FHLMC REMIC Series 4272, Class DG
1,381,598	3.000	04/15/43	1,349,401
FHLMC REMIC Series 4679, Class DY
264,429	3.500	07/15/42	264,133
FHLMC REMIC Series 4770, Class JH
2,372,060	4.500	10/15/45	2,459,849
FHLMC REMIC Series 4792, Class AC
1,035,000	3.500	05/15/48	1,035,809
First Horizon Alternative Mortgage Securities Series 2006-RE1, Class A1
1,352,410	5.500	05/25/35	1,258,186

12	The accompanying notes are an integral part of these financial statements.

COMMERCE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Flagstar Mortgage Trust Series 2018-2, Class A4(b)(c)
$10,000,000	3.500%	04/25/48	$9,856,250
FNMA REMIC FNIC PAC Series 2001-45, Class WG
44,006	6.500	09/25/31	49,020
FNMA REMIC PAC Series 2003-117, Class KB
3,000,000	6.000	12/25/33	3,278,344
FNMA REMIC PAC Series 2003-14, Class AP
54,446	4.000	03/25/33	54,888
FNMA REMIC PAC Series 2004-53, Class NC
384,623	5.500	07/25/24	401,861
FNMA REMIC Series 2003-83, Class PG
17,572	5.000	06/25/23	17,701
FNMA REMIC Series 2015-2, Class PA
4,552,103	2.250	03/25/44	4,344,859
FNMA REMIC Series 2015-30, Class JA
3,116,773	2.000	05/25/45	2,893,165
FNMA REMIC Series 2016-16, Class PD
5,424,271	3.000	12/25/44	5,282,902
FNMA REMIC Series 2017-110, Class A
14,136,928	3.500	03/25/38	14,113,245
FNMA Series 2003-W6, Class 2A32
124,400	6.500	09/25/42	137,286
GNMA REMIC Series 2015-167, Class KM
364,565	3.000	12/20/43	357,693
GNMA REMIC Series 2015-94, Class AT
1,279,132	2.250	07/16/45	1,206,962
GNMA REMIC Series 2016-129, Class W
1,265,000	2.500	07/20/46	1,186,873
GNMA REMIC Series 2018-37, Class KT
1,422,851	3.500	03/20/48	1,410,451
GSR Mortgage Loan Trust Series 2004-12, Class 1A1(b)
(1M USD LIBOR + 0.340%)
604,572	2.212	12/25/34	553,742
GSR Mortgage Loan Trust Series 2004-7, Class 1A1(b)(c)
147,434	3.110	06/25/34	145,694
Homestar Mortgage Acceptance Corp. Series 2004-2, Class AV1(b)
(1M USD LIBOR + 0.700%)
94,753	2.572	06/25/34	95,099
Impac CMB Trust Series 2003-2F, Class A(d)
333,887	5.730	01/25/33	343,908
Impac CMB Trust Series 2004-4, Class 1A1(b)
(1M USD LIBOR + 0.640%)
1,037,532	2.512	09/25/34	1,026,916
Impac CMB Trust Series 2004-4, Class 2A2(d)
2,005,607	4.556	09/25/34	1,975,181
Impac Secured Assets Corp. Series 2004-2, Class A6(d)
30,034	4.130	08/25/34	30,209
JPMorgan Alternative Loan Trust Series 2006-S1, Class 1A16
1,235,936	6.000	03/25/36	1,064,721

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
JPMorgan Mortgage Trust Series 2007-A2, Class 4A2(b)(c)
$ 357,006	3.634%	04/25/37	$346,952
JPMorgan Mortgage Trust Series 2013-3, Class A3(a)(b)(c)
2,021,768	3.406	07/25/43	1,954,166
JPMorgan Mortgage Trust Series 2014-2, Class 1A1(a)(b)(c)
2,191,009	3.000	06/25/29	2,167,644
JPMorgan Mortgage Trust Series 2015-6, Class A5(a)(b)(c)
2,778,672	3.500	10/25/45	2,764,562
JPMorgan Mortgage Trust Series 2017-3, Class 1A3(a)(b)(c)
10,841,024	3.500	08/25/47	10,634,318
JPMorgan Mortgage Trust Series 2017-4, Class A3(a)(b)(c)
3,190,694	3.500	11/25/48	3,129,873
JPMorgan Mortgage Trust Series 2017-4, Class A5(a)(b)(c)
2,601,886	3.500	11/25/48	2,575,664
JPMorgan Mortgage Trust Series 2017-6, Class A3(a)(b)(c)
8,809,815	3.500	12/25/48	8,641,882
JPMorgan Mortgage Trust Series 2018-4, Class A5(a)(b)(c)
5,000,000	3.500	10/25/48	4,936,719
Lehman XS Trust Series 2005-1, Class 1A4(b)
(1M USD LIBOR + 0.510%)
50,962	2.382	07/25/35	50,832
Master Adjustable Rate Mortgages Trust Series 2003-2, Class 6A1(b)(c)
462,278	3.668	07/25/33	460,646
Master Alternative Loans Trust Series 2004-4, Class 1A1
134,802	5.500	05/25/34	139,954
Master Alternative Loans Trust Series 2004-4, Class 8A1
833,668	6.500	05/25/34	871,820
Master Alternative Loans Trust Series 2004-9, Class A6(d)
106,453	5.643	08/25/34	110,087
Master Asset Securitization Trust Series 2004-3, Class 5A1
5,978	6.250	01/25/32	6,031
Mello Mortgage Capital Acceptance Series 2018-MTG1, Class A1(a)(b)(c)
3,930,000	3.500	05/25/48	3,880,875
Morgan Stanley Dean Witter Capital I Series 2003-HYB1, Class A3(b)(c)
236,211	2.924	03/25/33	218,843
Morgan Stanley Mortgage Loan Trust Series 2005-7, Class 2A1(b)(c)
1,011,301	5.448	11/25/35	955,515
Morgan Stanley Mortgage Loan Trust Series 2007-12, Class 3A22
906,372	6.000	08/25/37	743,391
NRP Mortgage Trust Series 2013-1, Class A23(a)(b)(c)
2,263,629	3.250	07/25/43	2,233,742
PHHMC Mortgage Pass-Through Certificates Series 2008-CIM1, Class 11A1(b)
(1M USD LIBOR + 2.250%)
1,409,993	4.122	05/25/38	1,394,548

The accompanying notes are an integral part of these financial statements.	13

COMMERCE BOND FUND

Schedule of Investments (continued)

April 30, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
RBSGC Mortgage Pass-Through Certificates Series 2007-B, Class 2A1(b)(c)
$ 687,060	5.343%	11/25/21	$663,115
RBSGC Mortgage Pass-Through Certificates Series 2007-B, Class 3A1(b)(c)
27,497	4.916	07/25/35	27,725
Residential Accredit Loans, Inc. Series 2005-QS11, Class A2(b)
(1M USD LIBOR + 0.500%)
231,447	2.372	07/25/35	200,511
Residential Asset Securitization Trust Series 2004-A6, Class A1
135,243	5.000	08/25/19	134,563
Residential Funding Mortgage Securities I, Inc. Series 2005-S7, Class A5
145,640	5.500	11/25/35	137,980
Residential Funding Mortgage Securities I, Inc. Series 2005-S9, Class A5
522,225	5.750	12/25/35	494,456
Residential Funding Mortgage Securities I, Inc. Series 2006-S12, Class 1A1
160,738	5.500	12/25/21	162,681
Seasoned Credit Risk Transfer Trust Series 2017-3, Class MA
4,752,018	3.000	07/25/56	4,614,802
Sequoia Mortgage Trust Series 2004-10, Class A1A(b)
(1M USD LIBOR + 0.620%)
436,617	2.442	11/20/34	433,285
Sequoia Mortgage Trust Series 2012-2, Class A3(b)(c)
1,167,600	3.500	04/25/42	1,188,845
Sequoia Mortgage Trust Series 2013-2, Class A1(b)(c)
2,738,012	1.874	02/25/43	2,468,403
Sequoia Mortgage Trust Series 2013-6, Class A1(b)(c)
4,805,480	2.500	05/25/43	4,541,558
Sequoia Mortgage Trust Series 2015-2, Class A10(a)(b)(c)
4,334,961	3.500	05/25/45	4,315,441
Sequoia Mortgage Trust Series 2015-3, Class A4(a)(b)(c)
3,789,278	3.500	07/25/45	3,772,404
Sequoia Mortgage Trust Series 2015-3, Class A5(a)(b)(c)
2,706,627	3.000	07/25/45	2,678,864
Sequoia Mortgage Trust Series 2015-4, Class A1(a)(b)(c)
2,453,171	3.000	11/25/30	2,415,032
Sequoia Mortgage Trust Series 2016-3, Class A1(a)(b)(c)
3,035,158	3.500	11/25/46	2,973,129
Sequoia Mortgage Trust Series 2017-1, Class A4(a)(b)(c)
6,005,550	3.500	02/25/47	5,981,189
Sequoia Mortgage Trust Series 2017-5, Class A1(a)(b)(c)
3,361,398	3.500	08/25/47	3,304,021
Sequoia Mortgage Trust Series 2017-6, Class A1(a)(b)(c)
9,612,606	3.500	09/25/47	9,439,272
Sequoia Mortgage Trust Series 2018-2, Class A1(a)(b)(c)
3,204,945	3.500	02/25/48	3,146,657
Shellpoint Co-Originator Trust Series 2017-2, Class A1(a)(b)(c)
8,843,259	3.500	10/25/47	8,671,532

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Structured Adjustable Rate Mortgage Loan Trust Series 2004-14, Class 1A(b)(c)
$ 898,542	3.754%	10/25/34	$903,800
Structured Adjustable Rate Mortgage Loan Trust Series 2004-4, Class 3A4(b)(c)
160,387	3.914	04/25/34	161,472
Structured Asset Securities Corp. Series 2003-31A, Class 2A7(b)(c)
325,525	3.660	10/25/33	331,002
Structured Asset Securities Corp. Series 2003-34A, Class 3A3(b)(c)
505,825	3.699	11/25/33	508,860
Structured Asset Securities Corp. Series 2003-34A, Class 6A(b)(c)
301,483	3.920	11/25/33	299,373
Washington Mutual Alternative Mortgage Pass-Through Certificates Series 2005-4, Class 4A1
328,374	5.500	06/25/20	320,730
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR15, Class 1A2(b)(c)
251,216	3.554	09/25/35	243,191
Wells Fargo Mortgage Backed Securities Trust Series 2007-2, Class 3A5
154,725	5.250	03/25/37	157,995
WinWater Mortgage Loan Trust Series 2015-5, Class A3(a)(b)(c)
9,599,173	3.500	08/20/45	9,422,193
WinWater Mortgage Loan Trust Series 2015-5, Class A5(a)(b)(c)
2,762,681	3.500	08/20/45	2,759,659
WinWater Mortgage Loan Trust Series 2016-1, Class 1A5(a)(b)(c)
4,782,446	3.500	01/20/46	4,688,106

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $231,442,199)			$229,708,790

Commercial Mortgage Obligations – 4.4%
Citigroup Commercial Mortgage Trust Series 2013-GC17, Class A2
$ 5,000,000	2.962%	11/10/46	$4,998,758
Citigroup Commercial Mortgage Trust Series 2015-GC29, Class A2
4,943,816	2.674	04/10/48	4,918,033
Commercial Mortgage Pass Through Certificates Series 2013-CR12, Class A2
2,520,000	2.904	10/10/46	2,521,130
Commercial Mortgage Pass-Through Certificates Series 2014-CR14, Class A2
2,736,286	3.147	02/10/47	2,741,900
Commercial Mortgage Trust Series 2012-CR4, Class A2
446,323	1.801	10/15/45	427,203
Commercial Mortgage Trust Series 2013-CR6, Class A2
204,885	2.122	03/10/46	204,737

14	The accompanying notes are an integral part of these financial statements.

COMMERCE BOND FUND

Principal Amount	Interest Rate		Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Commercial Mortgage Obligations – (continued)
Commercial Mortgage Trust Series 2014-CR15, Class A2
$ 4,559,278	2.928%		02/10/47	$4,564,222
Commercial Mortgage Trust Series 2014-LC15, Class A2
700,000	2.840		04/10/47	700,250
JPMBB Commercial Mortgage Securities Trust Series 2014-C19, Class A2
1,476,482	3.046		04/15/47	1,479,116
JPMBB Commercial Mortgage Securities Trust Series 2015-C28, Class A2
1,915,000	2.773		10/15/48	1,907,455
LSTAR Commercial Mortgage Trust Series 2016-4, Class A2(a)
3,000,000	2.579		03/10/49	2,886,675
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14, Class A2
3,522,405	2.916		02/15/47	3,524,433
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C21, Class A2
7,830,000	2.933		03/15/48	7,831,166
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22, Class A2
5,000,000	2.739		04/15/48	4,973,230
WF-RBS Commercial Mortgage Trust Series 2014-C20, Class A2
3,248,094	3.036		05/15/47	3,251,262

TOTAL COMMERCIAL MORTGAGE OBLIGATIONS
(Cost $48,422,368)				$46,929,570

Federal Agencies – 2.1%
FHLMC
$ 1,810	8.500%		03/01/21	$1,822
159,909	7.000		05/01/26	173,132
26,802	7.500		12/01/30	31,300
37,494	7.500		01/01/31	42,041
67,240	7.000		08/01/31	74,548
913,669	5.000		05/01/33	986,374
1,346,989	4.000		06/01/42	1,384,513
1,868,474	3.000		06/01/45	1,793,787
(12M USD LIBOR+1.600%)
3,404,814	2.757	(b)	07/01/45	3,362,788
(12M USD LIBOR+1.865%)
120,829	3.614	(b)	01/01/36	127,440
(1Y US Treasury Yield Curve Rate + 2.229%)
173,688	3.018	(b)	05/01/34	183,967
FNMA
28,146	9.000		02/01/25	28,629
10,061	6.500		03/01/26	11,209
1,300,246	2.500		05/01/28	1,265,905
8,027	8.000		07/01/28	8,083
27,171	6.500		10/01/28	30,271
52,521	6.000		07/01/29	58,107
11,974	7.500		09/01/29	12,099
37,752	7.000		03/01/31	40,771
7,458	7.500		03/01/31	8,144
17,952	7.000		11/01/31	18,436

Principal Amount	Interest Rate		Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Federal Agencies – (continued)
FNMA – (continued)
$ 34,492	7.000%		01/01/32	$35,038
131,673	6.000		12/01/32	145,786
30,933	5.000		07/01/33	32,865
2,994,090	3.500		08/01/35	3,022,675
3,188,100	4.500		01/01/48	3,258,579
(12M USD LIBOR + 1.586%)
1,184,202	2.609	(b)	12/01/45	1,176,884
(12M USD LIBOR + 1.740%)
171,115	3.490	(b)	10/01/34	179,649
(12M USD LIBOR + 1.760%)
120,222	3.706	(b)	02/01/35	125,685
(6M USD LIBOR + 1.413%)
47,262	3.086	(b)	02/01/33	49,414
GNMA
49,389	8.000		02/15/22	51,654
22,907	7.500		08/20/25	24,953
123,253	7.500		07/20/26	138,077
92,463	6.500		04/15/31	103,421
140,184	6.500		05/15/31	156,798
5,175,865	2.500		06/20/31	4,976,061

				23,120,905

TOTAL MORTGAGE-BACKED OBLIGATIONS
(Cost $303,710,452)				$299,759,265

Corporate Obligations – 41.8%
Aerospace/Defense – 0.5%
Goodrich Corp.
$ 1,000,000	4.875%		03/01/20	$1,030,483
Northrop Grumman Corp.(e)
2,355,000	2.930		01/15/25	2,232,603
United Technologies Corp.
2,000,000	5.700		04/15/40	2,275,987

				5,539,073

Auto Manufacturers – 1.0%
Ford Motor Co.(e)
2,000,000	4.346		12/08/26	1,962,622
Ford Motor Credit Co. LLC
1,000,000	2.979	(e)	08/03/22	960,698
2,500,000	4.134		08/04/25	2,445,938
General Motors Co.
4,000,000	5.000		04/01/35	3,884,061
General Motors Financial Co., Inc.(e)
2,000,000	3.950		04/13/24	1,962,921

				11,216,240

Banks – 7.7%
Bank of America Corp.
3,000,000	4.000		01/22/25	2,965,191
(3M USD LIBOR+1.040%)
3,749,000	3.419	(a)(b)(e)	12/20/28	3,520,538

The accompanying notes are an integral part of these financial statements.	15

COMMERCE BOND FUND

Schedule of Investments (continued)

April 30, 2018 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Banks – (continued)
Bank One Corp.(d)
$ 1,000,000	8.530%		03/01/19	$1,046,384
Citigroup, Inc.
3,000,000	5.500		09/13/25	3,205,283
3,500,000	4.450		09/29/27	3,480,554
Citizens Bank NA(e)
3,000,000	2.450		12/04/19	2,969,889
Cooperatieve Rabobank UA/ NY
3,100,000	2.750		01/10/23	3,002,664
Credit Suisse New York
3,000,000	3.000		10/29/21	2,969,312
Deutsche Bank AG
2,000,000	3.125		01/13/21	1,964,017
HSBC Holdings PLC
3,130,000	6.100		01/14/42	4,007,258
HSBC USA, Inc.
1,052,000	9.300		06/01/21	1,209,775
Huntington Bancshares, Inc.(e)
3,850,000	3.150		03/14/21	3,833,687
JPMorgan Chase & Co.
1,600,000	2.250	(e)	01/23/20	1,581,686
2,000,000	4.350		08/15/21	2,066,933
(3M USD LIBOR + 1.000%)
150,000	3.362	(b)	04/26/23	150,000
(3M USD LIBOR + 3.470%)
2,500,000	5.829	(b)(e)	04/30/99	2,518,750
KeyBank NA
4,000,000	3.400		05/20/26	3,797,964
Lloyds Bank PLC
1,640,000	6.375		01/21/21	1,771,141
Manufacturers & Traders Trust Co.(e)
4,000,000	2.625		01/25/21	3,938,651
Mitsubishi UFJ Financial Group, Inc.
3,000,000	3.777		03/02/25	2,985,792
Morgan Stanley & Co.
4,375,000	4.100		05/22/23	4,403,980
PNC Bank NA(e)
2,500,000	2.950		01/30/23	2,421,532
PNC Financial Services Group, Inc.(b)(e)
(3M USD LIBOR + 3.678%)
2,500,000	6.750		07/29/49	2,696,875
Santander UK PLC
1,000,000	3.050		08/23/18	1,001,505
Sumitomo Mitsui Banking Corp.
3,000,000	1.966		01/11/19	2,987,604
The PNC Financial Services Group, Inc.(e)
3,750,000	3.150		05/19/27	3,555,036
U.S. Bancorp(e)
2,050,000	3.600		09/11/24	2,033,056

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Banks – (continued)
UBS Group Funding Switzerland AG(a)(b)(e)
(3M USD LIBOR + 0.954%)
$ 2,750,000	2.859%	08/15/23	$2,637,432
Wells Fargo & Co.
2,500,000	4.100	06/03/26	2,445,575
1,500,000	4.650	11/04/44	1,445,687
2,000,000	4.750	12/07/46	1,973,375
Wells Fargo Bank NA(h)
2,000,000	6.180	02/15/36	2,278,894

			82,866,020

Beverages(e) – 0.7%
Anheuser-Busch InBev Worldwide, Inc.
6,000,000	4.439	10/06/48	5,779,075
PepsiCo, Inc.
2,190,000	4.450	04/14/46	2,287,427

			8,066,502

Biotechnology – 0.4%
Amgen, Inc.
1,295,000	6.400	02/01/39	1,589,151
Celgene Corp.(e)
3,250,000	3.900	02/20/28	3,138,694

			4,727,845

Chemicals(e) – 0.2%
Praxair, Inc.
2,740,000	3.200	01/30/26	2,663,055

Commercial Services – 1.0%
Gonzaga University
3,500,000	4.158	04/01/46	3,383,528
Henry J. Kaiser Family Foundation
6,250,000	3.356	12/01/25	6,101,832
Northwestern University
1,000,000	4.643	12/01/44	1,139,156

			10,624,516

Diversified Financial Services – 3.9%
Air Lease Corp.(e)
2,500,000	2.625	07/01/22	2,397,224
American Express Co.(e)
3,900,000	2.500	08/01/22	3,741,803
BlackRock, Inc.
5,000,000	4.250	05/24/21	5,176,222
Blackstone Holdings Finance Co. LLC(a)
3,000,000	5.875	03/15/21	3,199,652
Brookfield Asset Management, Inc.(e)
2,000,000	4.000	01/15/25	1,978,424
CDP Financial, Inc.(a)
1,000,000	3.150	07/24/24	987,196
Citicorp Lease Pass-Through Trust 1999-1(a)
1,860,870	8.040	12/15/19	1,996,844

16	The accompanying notes are an integral part of these financial statements.

COMMERCE BOND FUND

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Diversified Financial Services – (continued)
CME Group, Inc.
$ 1,685,000	3.000%		09/15/22	$1,663,640
Franklin Resources, Inc.
5,000,000	2.850		03/30/25	4,749,887
Invesco Finance PLC
6,509,000	3.125		11/30/22	6,401,491
Janus Capital Group, Inc.(e)
3,000,000	4.875		08/01/25	3,109,282
Legg Mason, Inc.
3,895,000	5.625		01/15/44	4,146,553
The Charles Schwab Corp.
2,500,000	3.225		09/01/22	2,478,507

				42,026,725

Electric – 3.1%
Arizona Public Service Co.
2,150,000	6.875		08/01/36	2,750,726
Consumers Energy Co.(e)
3,290,000	3.950		07/15/47	3,293,006
Duke Energy Progress LLC(e)
2,000,000	2.800		05/15/22	1,966,410
Emerson Electric Co.
1,000,000	6.125		04/15/39	1,220,872
Entergy Louisiana LLC(e)
3,000,000	3.780		04/01/25	2,955,829
Gulf Power Co.(e)
1,250,000	4.550		10/01/44	1,289,665
Louisville Gas & Electric Co.(e)
1,850,000	4.650		11/15/43	1,978,899
Ohio Power Co.
2,870,000	5.850		10/01/35	3,411,798
Pacific Gas & Electric Co.
2,000,000	6.350		02/15/38	2,408,101
PacifiCorp
1,900,000	6.100		08/01/36	2,413,195
PPL Electric Utilities Corp.(e)
1,025,000	4.750		07/15/43	1,138,632
PSEG Power LLC
5,500,000	8.625		04/15/31	7,195,020
Southern California Edison Co.
1,000,000	5.550		01/15/37	1,182,229

				33,204,382

Engineering & Construction(a) – 0.8%
SBA Tower Trust
5,000,000	2.877	(e)	07/15/21	4,907,450
3,520,000	3.448		03/15/48	3,492,846

				8,400,296

Gas – 0.4%
KeySpan Corp.
3,375,000	8.000		11/15/30	4,506,795

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Healthcare-Services – 2.2%
Ascension Health
$ 1,500,000	3.945%	11/15/46	$1,465,826
Baptist Health South Florida, Inc.
3,695,000	4.342	11/15/41	3,775,364
Community Health Network, Inc.
2,225,000	4.237	05/01/25	2,266,493
Mayo Clinic
2,600,000	3.774	11/15/43	2,518,624
Mission Health System, Inc.
5,710,000	3.033	10/01/22	5,348,866
SSM Health Care Corp.(e)
3,000,000	3.688	06/01/23	3,006,921
4,990,000	3.823	06/01/27	4,948,106

			23,330,200

Household Products/Wares – 0.1%
Kimberly-Clark Corp.
1,000,000	2.750	02/15/26	944,589

Insurance – 3.5%
American International Group, Inc.(e)
2,000,000	3.750	07/10/25	1,958,681
Berkshire Hathaway Finance Corp.
5,000,000	3.000	05/15/22	4,977,442
Guardian Life Global Funding(a)
2,000,000	2.000	04/26/21	1,931,059
MassMutual Global Funding II(a)
6,150,000	2.950	01/11/25	5,883,680
MetLife, Inc.(e)
2,055,000	10.750	08/01/69	3,154,425
New York Life Global Funding(a)
3,000,000	2.000	04/13/21	2,898,245
PartnerRe Finance B LLC
525,000	5.500	06/01/20	545,508
Principal Life Global Funding II(a)
2,000,000	2.200	04/08/20	1,965,186
Prudential Financial, Inc.(b)(e)
(3M USD LIBOR + 4.175%)
2,000,000	5.875	09/15/42	2,127,500
Reinsurance Group of America, Inc.
2,000,000	6.450	11/15/19	2,097,314
2,100,000	5.000	06/01/21	2,183,997
The Prudential Insurance Co. of America(a)
2,515,000	8.300	07/01/25	3,142,519
Travelers Property Casualty Corp.
2,493,000	7.750	04/15/26	3,110,394
Voya Financial, Inc.
1,800,000	3.650	06/15/26	1,719,660

			37,695,610

Machinery-Diversified(e) – 0.3%
Rockwell Automation, Inc.
2,850,000	2.050	03/01/20	2,803,156

The accompanying notes are an integral part of these financial statements.	17

COMMERCE BOND FUND

Schedule of Investments (continued)

April 30, 2018 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Media – 0.9%
21st Century Fox America, Inc.
$ 1,000,000	7.125%		04/08/28	$1,220,935
CBS Corp.
2,500,000	7.875		09/01/23	2,927,358
Comcast Corp.
1,250,000	6.400		05/15/38	1,569,032
Time Warner, Inc.(e)
4,380,000	3.600		07/15/25	4,234,113

				9,951,438

Metals & Mining – 0.3%
The Timken Co.
2,750,000	6.875		05/08/28	3,155,737

Miscellaneous Manufacturing – 0.4%
General Electric Co.(b)(e)
(3M USD LIBOR + 3.330%)
1,894,000	5.000		12/29/49	1,875,060
Siemens Financieringsmaatschappij NV(a)
2,228,000	1.700		09/15/21	2,123,871

				3,998,931

Oil-Field Services – 2.8%
Apache Corp.
2,835,000	5.100	(e)	09/01/40	2,866,480
1,360,000	7.375		08/15/47	1,759,144
BP Capital Markets PLC
3,250,000	2.750		05/10/23	3,148,043
Exxon Mobil Corp.(e)
3,000,000	2.726		03/01/23	2,944,101
Halliburton Co.(e)
5,000,000	5.000		11/15/45	5,308,174
HollyFrontier Corp.(e)
3,850,000	5.875		04/01/26	4,117,755
Marathon Oil Corp.(e)
2,000,000	2.700		06/01/20	1,970,499
Phillips 66(e)
3,000,000	4.650		11/15/34	3,105,303
Statoil ASA
1,795,000	6.800		01/15/28	2,181,970
Tosco Corp.
2,095,000	8.125		02/15/30	2,833,062

				30,234,531

Paper and Forest Products – 0.4%
International Paper Co.
2,925,000	8.700		06/15/38	4,161,508

Pharmaceuticals – 1.3%
Allergan Funding SCS(e)
2,000,000	3.000		03/12/20	1,986,468
Bayer US Finance LLC(a)
2,000,000	2.375		10/08/19	1,980,692

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Pharmaceuticals – (continued)
Johnson & Johnson
$ 4,970,000	5.950%	08/15/37	$6,422,367
Pfizer, Inc.
2,900,000	7.200	03/15/39	4,087,416

			14,476,943

Pipelines – 2.2%
Buckeye Partners LP(e)
2,000,000	4.350	10/15/24	1,991,495
DCP Midstream LLC
3,397,000	8.125	08/16/30	4,076,400
Energy Transfer Partners LP(e)
3,000,000	4.900	03/15/35	2,830,540
Kinder Morgan Energy Partners LP
4,175,000	5.800	03/15/35	4,420,949
ONEOK Partners LP
875,000	8.625	03/01/19	914,866
Tennessee Gas Pipeline Co. LLC
628,000	8.375	06/15/32	788,794
1,450,000	7.625	04/01/37	1,845,244
TransCanada Pipelines Ltd.(e)
2,500,000	4.875	01/15/26	2,659,332
(3M USD LIBOR + 3.208%)
4,660,000	5.300	03/15/77	4,539,306

			24,066,926

Real Estate(e) – 4.0%
Columbia Property Trust Operating Partnership LP
2,485,000	4.150	04/01/25	2,422,865
Mid-America Apartments LP
1,860,000	4.300	10/15/23	1,899,756
1,700,000	3.600	06/01/27	1,616,763
National Retail Properties, Inc.
1,000,000	3.900	06/15/24	985,599
Omega Healthcare Investors, Inc.
4,500,000	4.750	01/15/28	4,320,685
Piedmont Operating Partnership LP
1,290,000	3.400	06/01/23	1,248,708
2,800,000	4.450	03/15/24	2,805,749
Post Apartment Homes LP
1,500,000	3.375	12/01/22	1,477,217
Scentre Group Trust 1/Scentre Group Trust 2(a)
4,000,000	3.750	03/23/27	3,876,980
Select Income REIT
3,000,000	4.150	02/01/22	3,000,775
1,000,000	4.250	05/15/24	966,764
Simon Property Group LP
2,815,000	3.750	02/01/24	2,812,087
3,000,000	4.750	03/15/42	3,094,286
STORE Capital Corp.
2,000,000	4.500	03/15/28	1,960,504

18	The accompanying notes are an integral part of these financial statements.

COMMERCE BOND FUND

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Real Estate(e) – (continued)
UDR, Inc.
$ 2,640,000	3.750%		07/01/24	$2,605,803
Ventas Realty LP
2,910,000	3.500		02/01/25	2,797,045
VEREIT Operating Partnership LP
2,400,000	3.950		08/15/27	2,226,642
Washington Real Estate Investment Trust
1,580,000	3.950		10/15/22	1,587,434
Weingarten Realty Investors
1,000,000	3.850		06/01/25	971,837

				42,677,499

Retail – 0.4%
AutoNation, Inc.(e)
1,300,000	3.800		11/15/27	1,219,118
CVS Pass-Through Trust(a)
2,891,148	7.507		01/10/32	3,369,208

				4,588,326

Semiconductors – 0.9%
Intel Corp.
5,000,000	3.100		07/29/22	4,991,707
Maxim Integrated Products, Inc.(e)
5,016,000	3.375		03/15/23	4,937,202

				9,928,909

Software – 0.1%
Adobe Systems, Inc.
563,000	4.750		02/01/20	581,427

Telecommunications – 1.5%
AT&T, Inc.
2,150,000	6.375		03/01/41	2,464,398
1,500,000	4.800	(e)	06/15/44	1,419,316
3,443,000	4.550	(e)	03/09/49	3,080,602
Bell Canada, Inc.(e)
2,600,000	4.464		04/01/48	2,563,132
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC(a)
2,000,000	4.738		03/20/25	2,020,000
Verizon Communications, Inc.(e)
4,630,000	4.150		03/15/24	4,718,769

				16,266,217

Transportation – 0.8%
Burlington Northern Santa Fe LLC(e)
1,220,000	4.950		09/15/41	1,354,160
Canadian National Railway Co.
1,190,000	6.200		06/01/36	1,509,148
Canadian Pacific Railway Co.
1,775,000	5.750		01/15/42	2,123,138
2,500,000	6.125	(e)	09/15/15(i)	3,045,484

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Transportation – (continued)
The Kansas City Southern Railway Co.(e)
$ 500,000	4.950%	08/15/45	$529,043

			8,560,973

TOTAL CORPORATE OBLIGATIONS
(Cost $452,576,968)			$451,264,369

Foreign Debt Obligation – 0.0%
Sovereign – 0.0%
Ontario Province of Canada
$ 245,000	1.650%	09/27/19	$241,640
(Cost $236,971)

U.S. Government Agency Obligations – 0.9%
FFCB
$ 2,860,000	5.190%	04/22/21	$3,058,624
FHLB
2,650,000	7.125	02/15/30	3,607,654
Resolution Funding Corp.
1,500,000	8.125	10/15/19	1,618,681
Tennessee Valley Authority
1,035,460	4.929	01/15/21	1,073,363
525,189	5.131	01/15/21	554,075

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $9,571,848)			$9,912,397

U.S. Treasury Obligations – 5.6%
United States Treasury Bonds
$ 5,000,000	3.125%	11/15/41	$5,051,953
9,000,000	2.750	11/15/42	8,493,398
United States Treasury Inflation Indexed Bond
7,712,320	0.750	02/15/42	7,498,546
United States Treasury Notes
4,200,000	1.250	03/31/19	4,161,281
3,000,000	1.750	10/31/20	2,939,648
6,000,000	1.750	09/30/22	5,748,516
7,500,000	2.125	12/31/22	7,287,305
5,000,000	1.375	08/31/23	4,643,555
5,000,000	2.250	01/31/24	4,843,164
10,000,000	2.125	03/31/24	9,604,297

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $62,726,309)			$60,271,663

Shares	Description		Value
Investment Company – 0.5%
506,527	Vanguard Long-Term Investment Grade Fund Admiral Shares		$4,969,033
(Cost $3,961,043)

The accompanying notes are an integral part of these financial statements.	19

COMMERCE BOND FUND

Schedule of Investments (continued)

April 30, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Short-Term Investments(j) – 0.6%
Repurchase Agreement – 0.6%
Fixed Income Clearing Corp.
$ 6,425,000	0.280%	05/01/18	$6,425,000
Maturity Value: $6,425,050
(Cost $6,425,000)

TOTAL INVESTMENTS – 100.2%
(Cost $1,081,474,437)			$1,080,448,450

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.2)%			(1,657,155)

NET ASSETS – 100.0%			$1,078,791,295

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounted to $330,627,933, which represents approximately 30.7% of net assets as of April 30, 2018.

(b)	Variable rate security. The interest rate shown reflects the rate as of April 30, 2018.

(c)	Rate shown is that which is in effect on April 30, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(d)	Step-up Bond. Coupon rate increases in increments to maturity. Rate disclosed is as of April 30, 2018. Maturity date disclosed is the ultimate maturity.

(e)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(f)	Security issued with a zero coupon. The actual effective yield of this security is different than the stated coupon due to the accretion of discount.

(g)	Prerefunded security. Maturity date disclosed is prerefunding date.

(h)	Securities with “Put” features with resetting interest rates. Maturity dates disclosed are the next interest reset dates.

(i)	Actual maturity date is September 15, 2115.

(j)	Repurchase agreement was entered into on April 30, 2018. This agreement was fully collateralized by $6,180,000 U.S. Treasury Bond, 3.375%, due 05/15/44 with a market value of $6,557,753.

Investment Abbreviations:
AGM	—Insured by Assured Guaranty Municipal Corp.
AMT	—Alternative Minimum Tax
FFCB	—Federal Farm Credit Bank
FHA	—Insured by Federal Housing Administration
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corp.
FNIC	—Financial Network Investment Corporation
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
PLC	—Public Limited Company
GO	—General Obligation
LIBOR	—London Interbank Offered Rate
PAC	—Planned Amortization Class
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit
LLC	—Limited Liability Company
LP	—Limited Partnership

PORTFOLIO COMPOSITION

	AS OF 4/30/18	AS OF 10/31/17

Corporate Obligations	41.8%	44.7%
Collateralized Mortgage Obligations	21.3	18.2
Asset-Backed Securities	16.5	15.4
Municipal Bond Obligations	6.5	6.5
U.S. Treasury Obligations	5.6	4.9
Commercial Mortgage Obligations	4.4	5.2
Federal Agency	2.1	2.0
U.S. Government Agency Obligations	0.9	1.4
Repurchase Agreement	0.6	1.0
Investment Company	0.5	0.5

TOTAL INVESTMENTS	100.2%	99.8%

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Underlying investment categories of investment companies held by the Fund are not reflected in the table above. Consequently, the Fund’s overall investment category allocations may differ from the percentages contained in the table above.

The Fund is actively managed and, as such, its composition may differ over time.

20	The accompanying notes are an integral part of these financial statements.

COMMERCE SHORT-TERM GOVERNMENT FUND

Schedule of Investments

April 30, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – 3.9%
Home Equity(a) – 2.3%
Argent Securities, Inc. Series 2004-W5, Class AV3B
(1M USD LIBOR + 0.900%)
$1,096,384	2.772%	04/25/34	$1,095,800
Morgan Stanley Capital, Inc. Series 2002-HE3, Class A2
(1M USD LIBOR + 1.080%)
301,327	2.952	03/25/33	290,157
Terwin Mortgage Trust Series 2004-7HE, Class A3(b)
(1M USD LIBOR + 0.700%)
238,525	3.272	07/25/34	232,929
Terwin Mortgage Trust Series 2004-9HE, Class A1(b)
(1M USD LIBOR + 0.400%)
126,565	2.672	09/25/34	120,790

			1,739,676

Other – 1.6%
Countrywide Asset-Backed Certificates Series 2004-6, Class 2A4(a)
(1M USD LIBOR + 0.900%)
288,138	2.772	11/25/34	286,672
Towd Point Mortgage Trust Series 2016-3, Class A1(b)(c)
920,363	2.250	04/25/56	902,317

			1,188,989

TOTAL ASSET-BACKED SECURITIES
(Cost $2,617,208)			$2,928,665

Mortgage-Backed Obligations – 39.3%
Collateralized Mortgage Obligations – 25.2%
Adjustable Rate Mortgage Trust Series 2004-5, Class 3A1(c)
$ 92,445	3.792%	04/25/35	$93,094
American Home Mortgage Investment Trust Series 2004-4, Class 5A(a)
(1M USD LIBOR + 2.000%)
281,169	4.211	02/25/45	282,830
Banc of America Funding Corp. Series 2004-A, Class 1A3(c)
8,623	3.600	09/20/34	8,805
Banc of America Mortgage Securities, Inc. Series 2003-J, Class 2A1(c)
196,584	3.728	11/25/33	197,752
Bear Stearns Adjustable Rate Mortgage Trust Series 2004-9, Class 24A1(c)
59,768	3.931	11/25/34	58,181
Citigroup Mortgage Loan Trust, Inc. Series 2004-HYB3, Class 1A(c)
55,182	3.580	09/25/34	55,625
FHLMC REMIC PAC Series 159, Class H
3,658	4.500	09/15/21	3,691
FHLMC REMIC PAC Series 2022, Class PE
17,769	6.500	01/15/28	19,195
FHLMC REMIC PAC Series 2109, Class PE
36,560	6.000	12/15/28	40,660
FHLMC REMIC PAC Series 23, Class PK
86,148	6.000	11/25/23	91,254

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
FHLMC REMIC Series 2830, Class DA
$ 2,818	5.000%	07/15/19	$2,816
FHLMC REMIC Series 2972, Class CA
1,631	4.500	05/15/20	1,634
FHLMC REMIC Series 3816, Class HA
1,074,502	3.500	11/15/25	1,088,466
FHLMC REMIC Series 4467, Class DA
794,557	3.000	11/15/41	783,991
FHLMC REMIC Series 4776, Class C
996,911	4.500	03/15/43	1,027,633
FNMA REMIC PAC Series 1992-129, Class L
27,106	6.000	07/25/22	28,072
FNMA REMIC PAC Series 1992-89, Class MA(d)
4,896	0.000	06/25/22	4,672
FNMA REMIC PAC Series 2003-117, Class KB
556,000	6.000	12/25/33	607,586
FNMA REMIC PAC Series 2003-14, Class AP
73,205	4.000	03/25/33	73,799
FNMA REMIC Series 1991-137, Class H
12,055	7.000	10/25/21	12,498
FNMA REMIC Series 1993-182, Class FA(a)
(10Y US Treasury Index rate — 0.650%)
5,332	2.190	09/25/23	5,319
FNMA REMIC Series 2012-110, Class CA
853,020	3.000	10/25/42	831,724
FNMA REMIC Series 2015-2, Class PA
707,863	2.250	03/25/44	675,636
FNMA REMIC Series 2016-104, Class BA
725,123	3.000	01/25/47	717,931
FNMA REMIC Series 2016-53, Class BV
896,391	3.500	11/25/27	900,706
FNMA REMIC Series 2016-96, Class A
778,735	1.750	12/25/46	725,734
FNMA REMIC Series 2017-7, Class JA
674,734	2.000	02/25/47	623,380
GNMA REMIC Series 2009-65, Class AF
91,423	4.000	07/20/39	93,115
GNMA REMIC Series 2010-115, Class QJ
117,921	3.500	11/20/38	118,377
GNMA REMIC Series 2010-14, Class PA
61,827	3.000	02/20/40	60,418
GNMA REMIC Series 2010-89, Class GL
265,359	4.000	05/20/39	268,697
GNMA REMIC Series 2012-13, Class EG
1,972,035	2.000	10/20/40	1,886,979
GNMA REMIC Series 2013-188, Class LE
1,420,997	2.500	11/16/43	1,362,013
GNMA REMIC Series 2014-47, Class BC
1,000,000	3.574	06/16/45	1,007,275
GNMA REMIC Series 2015-94, Class AT
571,433	2.250	07/16/45	539,193

The accompanying notes are an integral part of these financial statements.	21

COMMERCE SHORT-TERM GOVERNMENT FUND

Schedule of Investments (continued)

April 30, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
GSR Mortgage Loan Trust Series 2003-6F, Class A1
$ 23,848	3.000%	09/25/32	$23,850
GSR Mortgage Loan Trust Series 2004-6F, Class 5A1
4,334	5.500	03/25/19	4,354
GSR Mortgage Loan Trust Series 2005-AR3, Class 2A1(a)
(1M USD LIBOR + 0.440%)
275,308	2.312	05/25/35	270,103
GSR Mortgage Loan Trust Series 2006-AR1, Class 2A4(c)
565,771	3.699	01/25/36	558,038
Homestar Mortgage Acceptance Corp. Series 2004-2, Class AV1(a)
(1M USD LIBOR + 0.700%)
347,840	2.572	06/25/34	349,112
Impac CMB Trust Series 2003-2F, Class A(e)(f)
206,692	5.730	01/25/33	212,896
Impac CMB Trust Series 2003-8, Class 2A1(a)
(1M USD LIBOR + 0.900%)
92,499	2.772	10/25/33	91,616
Impac CMB Trust Series 2004-7, Class 1A1(a)
(1M USD LIBOR + 0.740%)
78,698	2.612	11/25/34	78,569
Impac CMB Trust Series 2005-2, Class 2A2(a)
(1M USD LIBOR + 0.800%)
86,588	2.672	04/25/35	83,921
Impac Secured Assets Corp. Series 2006-1, Class 2A1(a)
(1M USD LIBOR + 0.350%)
735,513	2.222	05/25/36	698,980
IndyMac Index Mortgage Loan Trust Series 2004-AR6, Class 6A1(c)
60,893	3.980	10/25/34	60,479
Lehman XS Trust Series 2005-7N, Class 1A1A(a)
(1M USD LIBOR + 0.270%)
147,566	2.142	12/25/35	146,147
Master Adjustable Rate Mortgages Trust Series 2004-13, Class 2A1(c)
110,904	3.817	04/21/34	113,649
Master Alternative Loans Trust Series 2004-9, Class A6(e)(f)
22,581	5.643	08/25/34	23,352
Master Asset Securitization Trust Series 2004-3, Class 5A1
2,843	6.250	01/25/32	2,868
MortgageIT Trust Series 2005-1, Class 1A1(a)
(1M USD LIBOR + 0.640%)
789,710	2.512	02/25/35	790,318
MortgageIT Trust Series 2005-1, Class 1A2(a)
(1M USD LIBOR + 0.780%)
679,266	2.652	02/25/35	677,876
Residential Accredit Loans, Inc. Series 2004-QA4, Class NB21(c)
27,047	4.115	09/25/34	26,971
Securitized Asset Sales, Inc. Series 1993-7, Class TA6
5,069	6.250	12/25/23	5,110

Principal Amount	Interest Rate		Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Sequoia Mortgage Trust Series 10, Class 1A(a)
(1M USD LIBOR + 0.800%)
$ 40,713	2.622%		10/20/27	$39,674
Sequoia Mortgage Trust Series 2003-2, Class A1(a)
(1M USD LIBOR + 0.660%)
71,991	2.482		06/20/33	72,295
Structured Asset Securities Corp. Series 2003-31A, Class 2A7(c)
295,307	3.660		10/25/33	300,276
Vendee Mortgage Trust Series 1996-2, Class 1Z
77,560	6.750		06/15/26	83,622
Wells Fargo Alternative Loan Trust Series 2003-1, Class 2A1
1,576	5.750		09/25/18	1,574

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $18,195,784)				$19,014,401

Federal Agencies – 14.1%
FHLMC
$ 13,326	6.000%		10/01/23	$14,720
29,829	5.000		05/01/27	31,607
(12M USD LIBOR + 1.583%)
437,172	2.500		04/01/28	425,372
728,442	2.639	(a)	07/01/46	722,863
(12M USD LIBOR + 1.600%)
687,318	2.757	(a)	07/01/45	678,834
FNMA
4,950	5.500		05/01/19	4,970
2,299	5.500		06/01/20	2,311
1,005,750	3.000		11/01/26	1,003,851
842,494	3.000		12/01/26	840,903
833,355	2.500		02/01/27	822,118
759,595	2.500		03/01/28	739,538
1,413,683	2.500		05/01/28	1,376,448
528,581	2.500		01/01/30	513,649
5,440	7.000		11/01/31	5,587
914,464	2.500		02/01/32	888,607
188,228	6.000		07/01/33	208,407
688,296	3.500		08/01/35	694,868
880,484	2.500		10/01/36	841,865
(12M USD LIBOR + 1.586%)
602,648	2.609	(a)	12/01/45	598,923
(12M USD LIBOR + 1.655%)
126,377	3.433	(a)	02/01/34	133,127
(12M USD LIBOR + 1.740%)
79,790	3.490	(a)	10/01/34	83,769
GNMA(a)
(1Y US Treasury Yield Curve rate + 1.500%)
131	3.125		11/20/24	134
320	3.125		12/20/24	323
5,648	2.625		04/20/26	5,812
3,609	2.750		08/20/26	3,648
6,505	3.375		01/20/28	6,641

				10,648,895

TOTAL MORTGAGE-BACKED OBLIGATIONS
(Cost $29,206,013)				$29,663,296

22	The accompanying notes are an integral part of these financial statements.

COMMERCE SHORT-TERM GOVERNMENT FUND

Principal Amount	Interest Rate		Maturity Date	Value
U.S. Government Agency Obligations – 43.3%
FFCB(g)
$1,000,000	1.170%		01/13/20	$975,412
1,000,000	1.400		04/13/20	975,563
1,000,000	1.420		06/29/20	974,867
1,000,000	1.350		09/21/20	970,196
1,000,000	2.350		08/01/23	962,746
FHLB
2,500,000	2.000		09/13/19	2,485,845
1,000,000	4.125		12/13/19	1,025,990
1,500,000	1.375		02/18/21	1,448,964
1,000,000	2.000	(g)	09/06/22	961,977
1,000,000	2.600	(g)	06/23/27	939,076
FHLMC
1,500,000	1.250		08/01/19	1,479,048
1,000,000	1.250		10/02/19	983,431
1,000,000	1.500		01/17/20	983,590
900,000	2.000	(e)(g)	04/13/20	900,324
1,000,000	1.875	(g)	11/27/20	981,947
900,000	2.000	(g)	12/18/20	885,053
750,000	1.750	(g)	03/26/21	729,226
525,000	1.550	(e)(g)	06/28/22	519,387
1,000,000	1.750	(e)(g)	11/30/22	983,043
1,000,000	2.000	(e)(g)	06/14/27	974,788
FNMA
1,000,000	1.150	(g)	05/24/19	987,789
1,000,000	1.000	(g)	07/26/19	982,877
2,500,000	1.750		11/26/19	2,472,842
1,000,000	1.500		06/22/20	977,851
1,000,000	1.750	(g)	11/20/20	979,255
1,000,000	1.250		05/06/21	959,974
1,000,000	1.400(g)		08/25/21	959,078
1,000,000	2.000		01/05/22	972,413
900,000	2.075(g)		02/28/22	873,001
950,000	2.125(g)		02/28/22	923,377
500,000	2.550(g)		01/30/23	489,879

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $33,452,720)				$32,718,809

U.S. Treasury Obligations – 19.5%
United States Treasury Inflation Indexed Bonds
$ 927,632	2.125%		01/15/19	$939,904
1,062,450	0.125		04/15/19	1,057,594
1,496,625	1.375		01/15/20	1,521,213
1,063,080	0.125		04/15/20	1,054,160
United States Treasury Notes
500,000	1.500		01/31/19	497,344
1,000,000	1.375		02/28/19	992,813
1,000,000	1.000		09/30/19	980,508
1,000,000	1.500		10/31/19	986,445
1,000,000	1.125		12/31/19	978,516
1,000,000	1.625		06/30/20	981,016
2,750,000	2.250		03/31/21	2,720,781

Principal Amount	Interest Rate	Maturity Date	Value
U.S. Treasury Obligations – (continued)
United States Treasury Notes (continued)
$1,000,000	2.125%	06/30/21	$983,672
1,000,000	2.250	07/31/21	986,758

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $15,327,835)			$14,680,724

Shares	Dividand Rate	Maturity Date	Value
Short-Term Investments(h) – 0.7%
Repurchase Agreement – 0.7%
Fixed Income Clearing Corp.
544,000	0.280%	05/01/18	$544,000
Maturity Value: $544,004
(Cost $544,000)

TOTAL INVESTMENTS – 106.7%
(Cost $81,147,776)			$80,535,494

LIABILITIES IN EXCESS OF OTHER ASSETS – (6.7)%			(5,061,825)

NET ASSETS – 100.0%			$75,473,669

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. The interest rate shown reflects the rate as of April 30, 2018.
(b)	Exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be deemed liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounted to $1,256,036, which represents approximately 1.7% of net assets as of April 30, 2018.
(c)	Rate shown is that which is in effect on April 30, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
(d)	Security issued with a zero coupon. The actual effective yield of this security is different than the stated coupon due to the accretion of discount.
(e)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at April 30, 2018.
(f)	Step-up Bond. Coupon rate increases in increments to maturity. Rate disclosed is as of April 30, 2018. Maturity date disclosed is the ultimate maturity.
(g)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.
(h)	Repurchase agreement was entered into on April 30, 2018. This agreement was fully collateralized by $525,000 U.S. Treasury Bond, 3.375%, due 05/15/44 with a market value of $557,091.

The accompanying notes are an integral part of these financial statements.	23

COMMERCE SHORT-TERM GOVERNMENT FUND

Schedule of Investments (continued)

April 30, 2018 (Unaudited)

Investment Abbreviations:
FFCB	—Federal Farm Credit Bank
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corp.
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
LIBOR	—London Interbank Offered Rate
PAC	—Planned Amortization Class
REMIC	—Real Estate Mortgage Investment Conduit

PORTFOLIO COMPOSITION

	AS OF 4/30/18	AS OF 10/31/17

U.S. Government Agency Obligations	43.3%	41.6%
Mortgage-Backed Obligations	25.2	17.4
U.S. Treasury Obligations	19.5	24.6
Federal Agencies	14.1	9.9
Asset-Backed Securities	3.9	3.2
Repurchase Agreement	0.7	3.0

TOTAL INVESTMENTS	106.7%	99.7%

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

The Fund is actively managed and, as such, its composition may differ over time.

24	The accompanying notes are an integral part of these financial statements.

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments

April 30, 2018 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – 93.4%
Alaska – 1.4%
Alaska State Housing Finance Corp. Revenue Bonds (Refunding) Series A (AA+/Aa2)(a)
$ 1,000,000	5.000%		12/01/29	$1,151,910
Alaska State Municipal Bond Bank Authority Revenue Bonds (Master Resolution) Series A (AA-/NR)
1,000,000	4.000		10/01/24	1,074,850
1,000,000	5.000		10/01/25	1,145,620
1,000,000	5.000	(a)	10/01/28	1,162,050
Alaska State Municipal Bond Bank Authority Revenue Bonds Series B (AMT) (AA-/NR)(a)
450,000	5.000		03/01/27	498,744

				5,033,174

Arizona – 2.7%
Arizona Health Facilities Authority Healthcare & Education Facilities Revenue Bonds (Kirksville College) (A-/NR)(a)
700,000	4.700		01/01/21	727,020
750,000	4.750		01/01/22	778,935
1,000,000	5.000		01/01/25	1,043,300
Goodyear Community Facilities Utilities District No 1 GO Bonds (Refunding) Series 2016 (A-/A1)(a)
880,000	4.000		07/15/32	922,627
McAllister Academic Village LLC AZ Revenue Bonds (Arizona State University) (Refunding) Series 2016 (AA-/Aa3)(a)
1,000,000	5.000		07/01/27	1,173,070
Pima County AZ Regional Transportation Excise Tax Revenue Bonds (Pima County Regional Transportation Fund) (AA+/NR)
1,000,000	5.000		06/01/22	1,109,510
1,000,000	5.000		06/01/23	1,129,260
Pinal County AZ Unified School District No.1 Florence GO Bonds (School Improvement Project of 2006) Series C (A/NR)
335,000	5.000		07/01/18	336,692
350,000	5.000	(a)	07/01/19	351,795
1,100,000	5.125	(a)	07/01/22	1,105,995
Yuma AZ Municipal Property Corp. Excise Tax Revenue Bonds (Refunding-Senior Lien) Series 2015 (AA-/A1)(a)
1,050,000	4.000		07/01/26	1,130,535

				9,808,739

Arkansas(a) – 0.9%
Arkansas Technical University Revenue Bonds (Refunding Housing System) Series A (NR/A1)
1,135,000	4.000		06/01/31	1,187,550
National Park AR Community College District GO Bonds (Refunding) Series 2018 (A+/NR)
645,000	4.000		03/01/30	685,061
635,000	4.000		03/01/32	665,880
500,000	4.000		03/01/36	513,180

				3,051,671

California – 2.5%
Bay Area CA Toll Authority Toll Bridge Revenue Bonds (San Francisco) Series S-7 (AA-/A1)(a)
1,000,000	4.000		04/01/29	1,096,550
1,000,000	4.000		04/01/32	1,070,410

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – (continued)
California – (continued)
Bay Area CA Toll Authority Toll Bridge Revenue Bonds (Variable) (San Francisco) Series A-1 (AA/Aa3)(a)(b)(c)
$ 3,000,000	2.450%		04/01/47	$3,013,830
Bay Area CA Toll Authority Toll Bridge Revenue Bonds (Variable) (San Francisco) Series E-3 (AA/Aa3)(a)(b)(c)
1,000,000	2.450		04/01/47	1,004,650
Bonita Unified School District Taxable GO Bonds Election of 2008 Series B-1 (AA-/NR)
1,000,000	5.560		08/01/25	1,111,740
California State Municipal Finance Authority Revenue Bonds (Refunding-Biola University) Series 2017 (NR/Baa1)(a)
1,090,000	5.000		10/01/31	1,267,615
University of California CA Revenue Bonds (Unrefunded-General) Series Q (AA/NR)(a)
235,000	5.250		05/15/22	235,663

				8,800,458

Colorado – 0.9%
Colorado Educational & Cultural Facilities Authority Revenue Bonds (Charter School-High Point Academy) (A+/NR)
425,000	4.500		03/01/20	443,369
Colorado Educational & Cultural Facilities Authority Revenue Bonds (Johnson & Wales University Project) Series B (A-/A3)
1,255,000	5.000		04/01/22	1,375,191
Colorado State Board for Community Colleges & Occupational Educational System Revenue Bonds (Refunding-Arapahoe Community College — Castle Rock Collaboration Campus) Series A (NR/Aa3)(a)
450,000	4.000		11/01/31	479,664
850,000	4.000		11/01/32	901,731

				3,199,955

Connecticut – 1.6%
Connecticut State Health & Educational Facilities Authority Revenue Bonds (Greenwich Academy) Series E (AGM) (AA/A2)
1,000,000	5.250		03/01/26	1,124,750
Connecticut State Health & Educational Facilities Authority Revenue Bonds (Refunding Fairfield University) Series S (A-/A3)
1,000,000	5.000		07/01/28	1,172,140
1,000,000	5.000	(a)	07/01/29	1,167,370
Connecticut State Higher Education Supplement Loan Authority Revenue Bonds (Chesla Loan Program) Series A (AMT) (NR/A1)(a)
890,000	3.250		11/15/24	879,142
1,325,000	3.750		11/15/27	1,318,680

				5,662,082

Delaware(a) – 0.3%
Delaware State Health Facilities Authority Revenue Bonds (Refunding-Bayhealth Medical Center Project) Series A (AA-/NR)
1,000,000	4.000		07/01/34	1,035,690

The accompanying notes are an integral part of these financial statements.	25

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

April 30, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
District of Columbia(a)(d) – 1.1%
Washington Metropolitan Area Transit Authority Gross Revenue Bonds (Transit) Series A (AA-/A2)
$ 3,890,000	5.250%	07/01/19	$4,043,772

Florida – 2.6%
Halifax FL Hospital Medical Center Revenue Bonds (Refunding) Series 2016 (A-/NR)(a)
1,450,000	5.000	06/01/36	1,575,309
Jupiter County FL (Community Center Project) GO Bonds Series 2001 (AAA/Aaa)
50,000	5.500	07/01/21	53,635
Lake County FL School Board Certificates of Participation (Refunding-Master Lease Program) Series A (A/NR)(a)
725,000	5.000	06/01/24	800,030
Miami-Dade County FL Aviation Revenue Bonds (Miami International Airport) Series A (A/A2)(a)
1,000,000	5.000	10/01/22	1,066,190
Miami-Dade County FL Aviation Revenue Bonds (Prerefunded-Miami International Airport) Series A-1 (NR/NR)(a)(d)
240,000	5.500	10/01/20	259,812
Miami-Dade County FL Aviation Revenue Bonds (Unrefunded-Miami International Airport) Series A-1 (A/A2)(a)
760,000	5.500	10/01/25	818,634
Miami-Dade County FL Educational Facilities Authority Revenue Bonds (Refunding-University of Miami) Series B (AMBAC) (A-/A3)(a)
685,000	5.250	04/01/21	743,841
Seminole County FL School Board Certificates of Participation Series B (AA-/Aa3)(a)
500,000	5.000	07/01/24	549,540
Tallahassee FL Health Facilities Revenue Bonds (Tallahassee Memorial Healthcare, Inc. Project) Series A (NR/Baa1)
400,000	5.000	12/01/18	406,488
260,000	5.000	12/01/19	270,790
330,000	5.000	12/01/20	350,998
Tampa FL Health System Revenue Bonds Series A (AA-/Aa3)(a)(d)
1,300,000	5.250	05/15/20	1,386,294
Walton County FL School Board Certificates of Participation Series 2015 (AGM) (AA/A1)(a)
1,000,000	5.000	07/01/25	1,134,160

			9,415,721

Georgia – 0.3%
Brunswick GA Water & Sewer Revenue Bonds (Refunding & Improvement) Series 1992 (ETM) (NPFG) (NR/Baa2)
40,000	6.100	10/01/19	41,271
Cherokee County GA Water & Sewer Authority Revenue Bonds (Refunding & Improvement) Series 1993 (NPFG) (NR/Aa2)
55,000	5.500	08/01/23	60,084

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – (continued)
Georgia – (continued)
Fulton County GA Development Authority Revenue Bonds (Refunding-Robert W Woodruff Arts Center, Inc.) Series A (NR/A2)
$ 1,000,000	5.000%		03/15/26	$1,136,230

				1,237,585

Illinois – 8.7%
Arlington Heights IL GO Bonds Series 2016 (NR/Aa1)(a)
2,115,000	4.000		12/01/36	2,166,394
Cook County IL Community High School District No. 234 Taxable GO Bonds (Ridgewood Build America Bonds — Direct Payment to Issuer) Series B (AGC) (AA/A3)(a)
300,000	6.400		12/01/28	314,760
Cook County IL School District #111 Burbank GO Bonds (Refunding) Series 2018 (A+/NR)(a)
1,500,000	4.000		12/01/37	1,503,510
Cook County IL Township High School District No. 208 Riverside-Brookfield GO Bonds (Refunding) Series B (AA+/NR)
1,090,000	5.000		12/15/25	1,249,456
Countryside IL GO Bonds (Taxable-Refunding) Series 2014 (NR/Aa2)
500,000	3.300		01/01/24	488,285
DeKalb, Kane & Lasalle Counties Community College District No. 523 GO Bonds Series A (AA-/NR)(a)
400,000	5.000		02/01/23	428,800
Du Page & Cook County Community School District No. 181 GO Bonds (School Building) Series 2017 (AAA/Aaa)(a)
2,220,000	4.000		01/15/30	2,378,308
Du Page & Will County Community School District No. 204 Indian Prairie (Refunding) Series 2016 (NR/Aa1)
5,000,000	2.000		12/30/22	4,853,600
Elk Grove Village GO Bonds Series 2017 (AA+/NR)
530,000	3.000		01/01/24	541,088
550,000	3.000		01/01/25	560,329
1,140,000	5.000		01/01/26	1,315,264
525,000	5.000	(a)	01/01/28	611,536
Hoffman Estates IL GO Bonds (Taxable-Refunding) Series A (AA+/Aa2)(a)
1,200,000	4.200		12/01/25	1,234,668
Illinois Finance Authority Revenue Bonds (Poetry Foundation Project) (AA-/Aa3)(a)
470,000	4.850		01/01/26	491,169
Illinois Finance Authority Revenue Bonds (Refunding-Columbia College) (ETM) Series 2011 (NR/NR)
405,000	4.000		12/01/18	409,953
440,000	4.500		12/01/20	466,268
Illinois Finance Authority Revenue Bonds (Refunding-OSF Healthcare System) Series A (A/A2)(a)
1,000,000	4.000		11/15/33	1,025,520
Illinois Finance Authority Revenue Bonds (Refunding-Swedish Covenant) Series A (BBB/NR)(a)(d)
1,210,000	5.500		02/15/20	1,284,342

26	The accompanying notes are an integral part of these financial statements.

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Illinois – (continued)
Lake County IL Community Consolidated School District No. 46 Grayslake GO Bonds (Refunding) Series 2015 (AA+/NR)
$ 1,000,000	5.000%	11/01/23	$1,120,020
Peoria IL GO Bonds (Refunding) Series B (AA-/A2)
1,205,000	5.000	01/01/24	1,324,355
Peoria IL Metropolitan Airport Authority Revenue Bonds (Alternative Revenue Source) Series 2008 (NR/Aa2)(a)(d)
1,000,000	5.000	12/01/18	1,018,850
Quad Cities IN Regional Economic Development Authority Revenue Bonds (Augustana College) Series 2012 (Refunding) (NR/Baa1)(a)
750,000	4.750	10/01/32	784,387
Saint Clair County IL High School District No. 203 O’Fallon GO Bonds (Refunding) Series 2017 (NR/Aa2)
845,000	4.000	12/01/23	889,439
685,000	4.000	12/01/24	719,764
735,000	4.000	12/01/25	774,793
Winnebago County IL GO Bonds (Refunding) Series C (NR/Aa2)
765,000	5.000	12/30/25	880,867
905,000	5.000	12/30/28	1,076,353
960,000	5.000	12/30/29	1,150,848

			31,062,926

Indiana – 7.0%
Anderson IN School Building Corp. Revenue Bonds (Refunding) Series 2015 (AA+/NR)(a)
1,565,000	4.000	07/15/26	1,656,067
Carmel IN Local Public Improvement Bank Revenue Bonds Series B-1 (AA/NR)(a)
1,810,000	4.000	01/15/34	1,889,296
Carmel IN Local Public Improvement Bond Bank Revenue Bonds Series B-1 (AA/NR)(a)
1,000,000	4.000	01/15/35	1,041,410
Decatur Township IN Multi-School Building Corp. Revenue Bonds (Refunding-First Mortgage) (Multi Purpose) Series 2015 (AA+/NR)
2,315,000	5.000	07/15/23	2,605,255
Eastern Pulaski IN Multi-School Building Corp. Revenue Bonds (First Mortgage) Series 2015 (AA+/NR)(a)
840,000	4.000	07/15/28	882,638
910,000	4.000	07/15/30	949,039
Evansville IN Redevelopment Authority Revenue Bonds (Build America Bonds-Taxable) Series B (A/A2)(a)
675,000	6.050	02/01/23	718,106
Indiana Finance Authority Revenue Bonds (Educational Facilities-Butler University Project) Series A (A-/NR)(a)
540,000	5.000	02/01/25	598,709
425,000	5.000	02/01/27	469,073
700,000	5.000	02/01/28	771,043
600,000	5.000	02/01/29	659,232
Indiana State Finance Authority Revenue Bond (Refunding-Educational Facilities-Indianapolis Museum of Art) Series B (NR/A2)(a)
815,000	5.000	02/01/28	890,738

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – (continued)
Indiana – (continued)
Indiana State University Revenue Bonds (Build America Bonds) (NR/A1)(a)
$ 530,000	5.310%		04/01/25	$539,715
Lake Central Multi-District School Building Corp. Revenue Bonds (Refunding-First Mortgage) Series B (AA+/NR)
1,000,000	5.000		07/15/24	1,130,490
Plainfield IN High School Building Corp. Revenue Bonds (Refunding-First Mortgage) Series 2014 (AA+/NR)(a)
1,000,000	4.000		01/15/26	1,082,070
2,235,000	4.000		01/15/27	2,410,447
Southmont IN School Building Corp. Revenue Bonds (First Mortgage) Series 2017 (A/NR)(a)
1,320,000	5.000		07/15/32	1,500,259
St. Joseph County IN Economic Development Revenue Bonds (Refunding Saint Marys College) Series 2017 (A-/NR)
1,500,000	5.000		04/01/27	1,725,495
Upland IN Economic Development Revenue Bonds (Taylor University Project) (Refunding) Series 2012 (NR/Baa1)(a)
900,000	4.500		09/01/32	924,885
Vinton-Tecumseh IN School Building Corporation Revenue Bonds (First Mortgage) Series A (AA+/NR)(a)
625,000	5.000		07/15/30	717,800
500,000	5.000		07/15/31	571,660
500,000	5.000		07/15/32	569,095
500,000	5.000		07/15/33	566,965

				24,869,487

Kansas(a) – 1.6%
Geary County KS Unified School District No. 475 GO Bonds Series A (NR/Aa2)
700,000	4.000		09/01/33	741,475
700,000	4.000		09/01/34	730,261
Kansas State Development Finance Authority Health Facilities Revenue Bonds (Stormont-Vail Healthcare) Series F (NR/A2)
2,000,000	5.000		11/15/23	2,092,780
Scott County KS Unified School District No. 466 GO Bonds Series A (NR/A2)
1,015,000	5.000		09/01/30	1,139,134
910,000	5.000		09/01/34	1,004,349

				5,707,999

Kentucky – 5.0%
Barren County KY School District Finance Corp. Revenue Bonds (Refunding) Series 2015 (NR/A1)(a)
1,000,000	5.000		08/01/26	1,129,770
Fayette County KY School District Finance Corp. Revenue Bonds (Refunding) Series B (AA-/Aa3)
2,000,000	4.000		05/01/25	2,147,600
2,000,000	4.000	(a)	05/01/26	2,151,540
Kentucky State Higher Education Student Loan Corp. (Senior Lien) Series A (AMT) (A/NR)(a)
485,000	3.750		06/01/26	489,908

The accompanying notes are an integral part of these financial statements.	27

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

April 30, 2018 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – (continued)
Kentucky – (continued)
Kentucky State Municipal Power Agency System Revenue Bonds (Refunding) Series A (NPFG) (A-/Baa1)(a)
$ 1,345,000	5.000%		09/01/28	$1,506,683
Kentucky State Property & Building Commission Revenue Bond (Project No 117) Series B (NR/A1)(a)
750,000	5.000		05/01/28	856,710
915,000	5.000		05/01/29	1,041,343
Kentucky State Property & Building Commission Revenue Bond (Project No 117) Series D (NR/A1)
750,000	5.000		05/01/27	859,868
Louisville & Jefferson County KY Metropolitan Government Health System Revenue Bonds (Norton Healthcare Obligated Group) Series A (A-/NR)(a)
2,710,000	5.000		10/01/27	3,001,759
Oldham County KY School District Finance Corp. (Refunding) Series 2016 (NR/A1)
545,000	5.000		06/01/20	576,430
595,000	5.000		06/01/21	642,689
590,000	5.000		06/01/22	648,316
610,000	5.000		06/01/23	681,089
690,000	5.000		06/01/24	778,430
Owensboro KY GO Bonds Series A (NR/A2)(a)
1,200,000	5.000		05/01/25	1,330,584

				17,842,719

Louisiana – 4.5%
Iberia Parish LA Parish wide School District GO Bonds Series 2017 (AA-/NR)
510,000	3.000		03/01/24	519,573
530,000	4.000		03/01/25	569,957
550,000	4.000		03/01/26	594,495
570,000	4.000		03/01/27	618,057
450,000	4.000	(a)	03/01/28	483,223
Louisiana Local Government Environmental Facilities Community Development Authority Revenue Bonds (Woman’s Hospital Foundation) Series A (A/A2)(a)(d)
5,000,000	5.500		10/01/20	5,406,600
Louisiana Public Facilities Authority Revenue Bonds (Loyola University) Series 2011 (BBB/#Aaa)(a)(d)
3,715,000	5.250		10/01/21	4,104,964
Louisiana Public Facilities Authority Revenue Bonds (Refunding-Ochsner Clinic Foundation Project) Series 2015 (NR/A3)(a)
800,000	5.000		05/15/30	898,104
Louisiana State GO Bonds Series A (AA-/Aa3)(a)
1,655,000	4.000		04/01/35	1,712,726
St. Tammany LA Parish Wide School District No 12 GO Bonds (Refunding) Series 2017 (AA/NR)(a)
980,000	4.000		03/01/28	1,056,283

				15,963,982

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – (continued)
Maine – 1.1%
Maine State Health & Higher Educational Facilities Authority Revenue Bonds (Refunding) Series B (NR/A1)(a)
$ 1,000,000	4.000%		07/01/33	$1,034,110
Maine State Health & Higher Educational Facilities Authority Revenue Bonds Series A (NR/A1)(a)
1,000,000	5.000		07/01/24	1,081,270
Portland ME Airport Revenue Bonds (Refunding-General) Series 2016 (BBB+/Baa1)
500,000	5.000		01/01/22	544,585
145,000	5.000		01/01/23	160,121
470,000	5.000		01/01/24	524,835
215,000	5.000	(a)	01/01/34	235,294
330,000	5.000	(a)	01/01/35	360,571

				3,940,786

Massachusetts – 0.8%
Massachusetts Educational Financing Authority Education Loan Revenue Bonds (Issue I) Series A (AA/NR)(a)
745,000	5.100		01/01/25	751,504
Massachusetts Educational Financing Authority Revenue Bonds Series J (AMT) (AA/NR)(a)
645,000	4.250		07/01/22	658,177
Massachusetts State Housing Finance Agency Revenue Bonds Series B (AMT) (AA/Aa2)
345,000	2.500		12/01/20	344,055
340,000	2.700		06/01/21	340,296
345,000	3.050		06/01/22	348,564
345,000	3.250		06/01/23	350,823
Massachusetts State Water Resources Authority Revenue Bonds Series A (ETM) (GO of Authority) (AA+/Aa1)
10,000	6.500		07/15/19	10,199

				2,803,618

Michigan – 8.8%
City of Romulus MI GO Bonds Series B (AA/NR)(a)
1,060,000	5.000		11/01/33	1,190,041
Comstock Park MI Public Schools GO Bonds (Refunding) Series 2015 (Q-SBLF) (AA-/NR)
730,000	5.000		05/01/24	826,710
Flushing Michigan Community School District GO Bonds (School Building & Site) Series 2018 (NR/Aa1)(a)
475,000	5.000		05/01/36	532,703
480,000	5.000		05/01/37	537,917
510,000	5.000		05/01/38	570,695
Grand Valley MI State University Revenue Bonds (Refunding) Series A (A+/A1)(a)
1,500,000	4.000		12/01/29	1,584,825
1,375,000	4.000		12/01/30	1,444,740
Grand Valley MI State University Revenue Bonds Series A (A+/A1)(a)
1,595,000	5.000		12/01/28	1,802,525
Jenison MI Public Schools GO Bonds (Refunding) Series 2017 (NR/Aa3)
1,110,000	4.000		05/01/23	1,188,299

28	The accompanying notes are an integral part of these financial statements.

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – (continued)
Michigan – (continued)
Kenowa Hills MI Public School GO Bonds (School Building & Site) Series II (AA-/NR)(a)
$ 1,000,000	4.000%		11/01/30	$1,079,540
Mattawan MI Consolidated School District GO Bonds Series I (Q-SBLF) (AA-/NR)(a)
750,000	5.000		05/01/26	859,312
Michigan State Building Authority Revenue Bonds (Refunding) Series I (A+/Aa2)(a)
1,300,000	4.000		10/15/36	1,341,418
Michigan State Finance Authority Revenue Bonds (Refunding-Beaumont Health Credit Group) Series 2015 (A+/A1)
1,500,000	5.000		08/01/24	1,711,860
Michigan State Finance Authority Revenue Bonds (Refunding-Hospital Trinity Health Credit Group) Series A (AA-/Aa3)(a)
1,000,000	4.000		12/01/36	1,019,940
Michigan State Hospital Finance Authority Revenue Bonds (Ascension Health Credit Group) Series 2018 (AA+/Aa2)(a)
1,800,000	4.000		11/15/32	1,884,924
Michigan State Housing Development Authority Rental Housing Revenue Bonds Series B (GO of Authority) (AA/NR)
690,000	4.500		10/01/19	712,059
Michigan State Housing Development Authority Revenue Bond Series B (AA+/Aa2)(a)
1,750,000	3.000		06/01/29	1,720,740
Michigan State Housing Development Authority Revenue Bonds (Non-AMT) (Non-ACE) Series B (AA+/Aa2)(a)
2,360,000	2.500		12/01/26	2,292,221
Michigan State Housing Development Authority Revenue Bonds (Taxable-Refunding) Series B (AA/NR)
500,000	2.816		04/01/25	478,260
1,000,000	2.866		10/01/25	953,850
Michigan State Housing Development Authority Revenue Bonds Series A (AA/NR)
400,000	2.150		04/01/25	375,160
470,000	2.550	(a)	04/01/28	446,138
410,000	2.600	(a)	10/01/28	388,705
Michigan State Housing Development Authority Single Family Home Ownership Revenue Bonds (Non AMT) Series A (GO of Authority) (AA+/NR)(a)
235,000	4.750		12/01/25	243,404
Northwest Community Schools GO Bonds (School Building & Site) Series 2013 (AA-/NR)(a)
1,000,000	4.000		05/01/24	1,067,140
Saginaw Township MI Community School District (Refunding) Series 2015 (Q-SBLF) (NR/Aa1)(a)
750,000	4.000		05/01/28	809,430
South Redford MI School District GO Bonds (Refunding) Series 2014 (Q-SBLF) (AA-/NR)(a)
1,590,000	5.000		05/01/26	1,791,230
Washtenaw MI Community College GO Bonds (Refunding) Series 2015 (NR/Aa1)
645,000	4.000		04/01/25	693,756

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Michigan – (continued)
Wayne County MI State University Revenue Bonds (Prerefunded-Refunding-General) Series A (A+/Aa3)(a)
$ 875,000	5.000%	11/15/24	$911,934
Wayne County MI State University Revenue Bonds (Prerefunded-Refunding-General) Series A (NR/NR)(a)(d)
795,000	5.000	11/15/19	831,634

			31,291,110

Minnesota – 0.5%
Minnesota State Municipal Power Agency Electric Revenue Bonds (Refunding) Series 2014 (NR/A2)
500,000	4.000	10/01/21	529,265
St. Paul MN Housing & Redevelopment Authority Health Care Facilities Revenue Bonds (Refunding-Healthpartners Obligated Group) Series A (A+/A2)(a)
1,000,000	5.000	07/01/28	1,138,390

			1,667,655

Mississippi – 1.3%
Alcorn State University Educational Building Corp. (Refunding-Facilities) (Re-Financing Project) Series 2016 (NR/Aa2)(a)
1,560,000	4.000	09/01/33	1,633,117
Mississippi Home Corporation Homeownership Revenue Bonds Series A (GNMA/FNMA/FHLMC) (NR/Aaa)
20,000	2.700	06/01/18	20,014
Mississippi State Development Bank Special Obligation (Pearl Public School District) Series 2016 (NR/Aa3)(a)
600,000	4.000	04/01/34	620,568
660,000	4.000	04/01/35	681,701
Mississippi State Development Bank Special Obligation Revenue Bonds (Hinds County Project) Series 2017 (NR/Aa3)(a)
300,000	5.000	11/01/29	348,726
400,000	5.000	11/01/30	463,180
500,000	5.000	11/01/31	576,750
400,000	5.000	11/01/32	459,628

			4,803,684

Missouri – 1.8%
Greene County MO GO Bonds Limited-Wilson Creek Marketplace NID Project (Refunding) Series A (NR/Aa2)(a)(d)
500,000	5.000	04/01/22	554,000
Joplin Industrial Development Authority Health Facilities Revenue Bonds (Freeman Health Systems ) Series 2011 (A/NR)
1,490,000	4.250	02/15/21	1,504,706
Springfield MO School District No. R-12 GO Bonds (Refunding) (Direct Deposit Program) Series A (AA+/NR)(a)
1,000,000	4.000	03/01/31	1,080,130
St. Louis Community College District Certificates of Participation Series 2017 (AA/NR)(a)
3,155,000	4.000	04/01/32	3,319,281

			6,458,117

The accompanying notes are an integral part of these financial statements.	29

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

April 30, 2018 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – (continued)
Nebraska – 0.9%
Douglas County NE Hospital Authority No. 2 Revenue Bonds (Health Facilities-Children’s Hospital Obligation Group) Series 2017 (NR/A1)(a)
$ 1,000,000	5.000%		11/15/34	$1,128,550
Nebraska Public Power Generation Agency Revenue Bonds (Refunding) (Whelan Energy Center Unit 2) Series A (NR/A2)
1,750,000	5.000		01/01/23	1,939,788
Sarpy County NE Hospital Authority No.1 Revenue Bonds (Refunding-Nebraska Medicine) Series 2016 (AA-/NR)(a)
35,000	3.000		05/15/46	30,033

				3,098,371

Nevada(a) – 2.2%
Clark County NV GO Bonds (Refunding lasVegas Convention & Visitors Authority) Series C (AA+/Aa1)
3,000,000	3.000		07/01/35	2,744,580
Las Vegas NV Convention & Visitors Authority Revenue Bonds (Refunding) Series B (A+/A1)
3,055,000	4.000		07/01/34	3,149,552
Las Vegas Valley NV Water District GO Bonds (Refunding) Series B (AA+/Aa1)
800,000	5.000		06/01/22	802,096
Washoe County NV Highway Revenue Bonds (Fuel Tax) Series 2013 (A+/A1)
1,000,000	5.000		02/01/29	1,021,280

				7,717,508

New Jersey – 4.7%
Middlesex County NJ Cops Certificates of Participation (Refunding) Series 2017 (AA+/NR)
500,000	4.000		06/15/27	545,040
500,000	4.000	(a)	06/15/28	543,365
760,000	4.000	(a)	06/15/29	820,853
Middlesex County NJ Cops Certificates of Participation (Refunding) Series 2017 (AA+/NR)
705,000	4.000		06/15/26	767,111
New Jersey Housing & Mortgage Finance Agency MF Conduit Revenue Bonds (Lexington Manor Apartments Project) Series B (NR/Aaa)
785,000	3.150		06/15/25	791,468
New Jersey State Certificates of Participation (Equipment Lease Purchase) Series A (BBB+/Baa1)(a)(d)
1,000,000	5.000		06/15/18	1,003,820
New Jersey State Economic Development Authority Revenue Bonds (School Facilities Construction) Series UU (BBB+/Baa1)(a)
1,750,000	5.000		06/15/28	1,865,605
New Jersey State Higher Education Assistance Authority Student Loan Revenue Bonds (Refunding) Series 1A (AA/Aaa)(a)
1,060,000	4.750		12/01/23	1,091,482
Passaic County NJ GO Bonds (Refunding-Taxable Pension) Series 2003 (AGM) (NR/Aa2)
85,000	5.750		02/15/21	89,834

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – (continued)
New Jersey – (continued)
Union City NJ GO Bonds (Refunding) Series 2017 (NR/Baa1)
$ 1,575,000	5.000%		11/01/20	$1,669,358
1,830,000	5.000		11/01/22	1,996,585
Ventnor City NJ GO Bonds (Refunding) Series 2017 (AA-/NR)
1,470,000	4.000		12/01/22	1,571,430
1,530,000	4.000		12/01/23	1,649,646
690,000	4.000		12/01/26	756,620
705,000	4.000		12/01/27	776,268
730,000	4.000	(a)	12/01/28	798,014

				16,736,499

New Mexico – 0.8%
Las Cruces NM Joint Utility Revenue Bonds (Subordinate Line System Improvement) Series 2018 (NR/Aa3)
845,000	4.000		06/01/29	902,088
500,000	4.000		06/01/30	530,100
1,000,000	4.000		06/01/32	1,051,450
500,000	4.000		06/01/33	523,915

				3,007,553

New York – 0.5%
Metropolitan Transportation Authority NY Revenue Bonds Series 2008 C (A+/A1)
35,000	5.500		11/15/18	35,718
Monroe Country NY Development Corp. Revenue Bonds (Refunding John Fisher College) Series A (A-/NR)(a)
500,000	5.000		06/01/29	553,435
New York City Housing Development Corp. Revenue Bonds (Multi Family Development) Series G (AA+/Aa2)(a)
250,000	3.800		11/01/37	251,220
New York State Dormitory Authority Revenues Non Supported Debt Revenue Bonds (Refunding-Icahn School Medicine at Mount Sinai) Series A (A-/A3)(a)
1,000,000	5.000		07/01/27	1,128,720

				1,969,093

North Carolina – 0.9%
North Carolina State Medical Care Commission Revenue Bonds (Refunding-NC Baptist Hospital) (A/A2)(a)
1,190,000	5.000		06/01/22	1,259,377
Western Carolina University Revenue Bonds (Refunding-Limited Obligation-Student Housing) (A/NR)
200,000	2.000		06/01/20	198,786
420,000	3.000		06/01/21	427,186
330,000	4.000		06/01/22	348,034
350,000	4.000		06/01/23	371,630
480,000	4.000	(a)	06/01/25	507,562

				3,112,575

Ohio – 6.1%
Akron OH Certificates of Participation (Refunding-Municipal Baseball Stadium Project) Series 2013 (A+/NR)(a)
660,000	3.000		12/01/19	660,079
Akron OH GO Bonds (Refunding) (AA-/NR)(a)
545,000	5.000		12/01/26	619,398

30	The accompanying notes are an integral part of these financial statements.

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – (continued)
Ohio – (continued)
Hamilton County OH Sales Tax Revenue Bonds (Refunding) Series A (NR/A1)(a)
$ 2,000,000	5.000%		12/01/24	$2,174,480
Licking Heights OH Local School District GO Bonds (Refunding) Series C (NR/A1)
765,000	5.000		10/01/27	895,815
1,115,000	5.000	(a)	10/01/28	1,301,662
Mahoning County OH Career & Technical Center Board of Education Certificates of Participation (Refunding) Series 2017 (AA-/NR)(a)
630,000	4.000		12/01/26	672,008
650,000	4.000		12/01/27	692,543
665,000	4.000		12/01/28	705,658
500,000	4.000		12/01/29	529,035
Miami Valley Career Technology Center OH GO Bonds Series 2018 (NR/Aa2)(a)
725,000	4.000		12/01/34	759,952
2,245,000	4.000		12/01/36	2,333,790
2,170,000	4.000		12/01/37	2,252,091
Middletown OH GO Bonds (Refunding-Various Purpose) Series 2017 (NR/A1)
1,095,000	4.000		12/01/25	1,189,630
1,045,000	5.000		12/01/27	1,240,854
Ohio State Higher Educational Facility Commission Revenue Bonds (Xavier University-Refunding) Series C (BBB+/A3)(a)
1,000,000	5.000		05/01/27	1,118,030
1,000,000	5.000		05/01/28	1,114,040
750,000	5.000		05/01/29	833,040
Toledo OH Waterworks Revenue Bonds (Refunding-System) (AA-/Aa3)(a)
1,690,000	5.000		11/15/27	1,939,884
University of Toledo OH Revenue Bonds (Refunding-General Receipt) Series A (A/A1)(a)
700,000	4.000		06/01/36	718,774

				21,750,763

Pennsylvania – 7.3%
Butler County PA Hospital Authority Revenue Bonds (Refunding) Series 2015 (NR/Baa1)
500,000	5.000		07/01/25	561,615
450,000	5.000	(a)	07/01/26	501,471
490,000	5.000	(a)	07/01/27	545,385
Centre County PA Hospital Authority Revenue Bonds (Refunding Hospital Mount Nittany Medical Center Project) Series A (A/NR)
1,000,000	5.000		11/15/26	1,144,760
Delaware County PA Authority University Revenue Bonds (Neumann University) (BBB/NR)
1,025,000	5.000		10/01/19	1,059,635
1,250,000	5.250	(a)	10/01/31	1,305,487

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – (continued)
Pennsylvania – (continued)
Pennsylvania State Housing Finance Agency Single Family Mortgage Revenue Bonds (Refunding) Series 121 (AA+/Aa2)(a)
$ 1,000,000	3.100%		10/01/36	$930,530
Pennsylvania State Housing Finance Agency Single Family Mortgage Revenue Bonds Series 113 (AA+/Aa2)
795,000	4.000		10/01/18	802,393
Pennsylvania State Turnpike Commission Turnpike Revenue Bonds (Refunding-Subordinated) Series B (NR/A3)(a)
1,500,000	5.000		06/01/29	1,686,330
Pennsylvania State Turnpike Commission Turnpike Revenue Bonds Series B (A/A1)(a)
2,315,000	5.000		12/01/25	2,419,152
Pennsylvania State Turnpike Commission Turnpike Revenue Bonds Series C (A/A1)(a)
500,000	5.000		12/01/26	563,755
Peters Township PA School District Washington County GO Bonds Series C (NR/Aa2)(a)(e)
1,000,000	4.000		09/01/36	1,022,780
Philadelphia PA Authority for Industrial Development City Agreement Revenue Bonds (Refunding-Central Library Project) Series B (A/A2)
610,000	3.000		12/01/18	614,063
Philadelphia PA Authority for Industrial Development City Agreement Revenue Bonds (Refunding-Cultural & Commercial Corridors Programs) Series A (A/A2)
2,000,000	4.000		12/01/18	2,024,800
Scranton PA School District GO Bonds (Refunding) Series E (AA/A2)(a)
1,000,000	5.000		12/01/32	1,129,870
Southcentral PA General Authority Revenue Bond (AICUP Financing Program-York College Of Pennsylvania Project) Series PP4 (A-/NR)(a)
915,000	5.000		11/01/31	1,035,222
State Public School Building Authority Revenue Bonds (Refunding-Montgomery County Community College) (NR/A1)(a)
1,065,000	5.000		05/01/29	1,214,398
Wayne County PA Hospital & Health Facilities Authority Revenue Bond (Memorial Hospital Project) Series A (AA-/NR)
550,000	4.000		07/01/25	591,816
520,000	4.000		07/01/27	562,245
400,000	5.000	(a)	07/01/28	466,456
500,000	4.000	(a)	07/01/33	514,685
Wilkes-Barre PA Finance Authority Revenue Bonds (Refunding-University of Scranton) Series A (A-/NR)
1,000,000	5.000		11/01/24	1,119,150
2,205,000	4.000	(a)	11/01/29	2,277,148
York PA GO Bonds (Refunding) Series A (A-/NR)
1,640,000	5.000		11/15/26	1,861,580

				25,954,726

The accompanying notes are an integral part of these financial statements.	31

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

April 30, 2018 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – (continued)
Rhode Island – 0.8%
Rhode Island State Health & Educational Building Corp. Higher Education Facility Revenue Bonds (Bryant University Project) (A/A2)
$ 950,000	5.000%		06/01/21	$1,025,259
Rhode Island State Health & Educational Building Corp. Public School Revenue Bonds Series G (AGM) (AA/Aa3)(a)
1,195,000	5.000		05/15/33	1,358,596
Rhode Island State Housing & Mortgage Finance Corp. Revenue Bonds (Home Funding) Series 4 (GNMA) (NR/Aa2)(a)
430,000	3.500		04/01/22	445,196

				2,829,051

South Carolina – 1.6%
Laurens County SC School District No. 055 Installment Purchase Revenue Bonds (Refunding) Series 2015 (A-/A2)
1,000,000	5.000		12/01/24	1,116,710
Newberry Investing in Children’s Education SC Installment Purpose Revenue Bonds (Refunding- Newberry Co. School District) Series 2014 (A/A1)(a)
2,925,000	5.000		12/01/25	3,345,118
Scago Educational Facilities Corp. for Colleton School District Revenue Bonds (Refunding) (A-/A3)(a)
1,000,000	5.000		12/01/26	1,130,110

				5,591,938

South Dakota – 2.2%
South Dakota Housing Development Authority Revenue Bonds (Home Ownership Mortgage) Series D (AAA/Aaa)
935,000	2.700		05/01/25	927,922
South Dakota State Health & Educational Facilities Authority Revenue Bonds (Avera Health Issue) Series A (AA-/A1)(a)
1,000,000	5.000		07/01/25	1,076,190
South Dakota State Health & Educational Facilities Authority Revenue Bonds Series 2017 (NR/A1)
750,000	5.000		09/01/23	843,802
825,000	5.000		09/01/24	936,763
605,000	5.000		09/01/25	694,359
1,120,000	5.000	(a)	09/01/28	1,300,096
1,700,000	5.000	(a)	09/01/29	1,958,417

				7,737,549

Tennessee – 1.1%
Knox County Health Educational & Housing Facility Board Revenue Bonds (Refunding) (University Health Systems, Inc.) Series 2017 (BBB/NR)
2,785,000	3.375		04/01/26	2,797,449
Tennessee Housing Development Agency Revenue Bonds Homeownership Program Series 1C (Non-AMT) (GO of Agency) (AA+/Aa1)(a)
630,000	3.500		07/01/27	641,932

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Tennessee – (continued)
Tennessee Housing Development Agency Revenue Bonds Residential Financing Program Series 1C (Non-AMT-Non ACE-Issue) (AA+/Aa1)(a)
$ 455,000	4.050%	01/01/38	$462,963

			3,902,344

Texas – 4.2%
Arlington TX Higher Education Finance Corp. Revenue Bonds (Responsive Education Solutions) Series A (AAA/NR)
725,000	5.000	08/15/25	835,628
Arlington TX Higher Education Finance Corp. Revenue Bonds (Uplift Education) Series B (AAA/NR)(a)
540,000	4.000	12/01/30	577,757
485,000	4.000	12/01/32	509,885
Celina TX GO Bonds (Certificates of Obligation) (Waterworks & Sewer System) Series 2015 (AA-/A1)(a)
930,000	5.000	09/01/27	1,064,710
980,000	5.000	09/01/28	1,116,377
Clifton TX Higher Education Finance Corp. Revenue Bond (Refunding-Idea Public Schools) Series 2017 (AAA/NR)(a)
2,500,000	4.000	08/15/28	2,716,025
Forney TX Independent School District GO Bonds (Refunding) Series 2015 (PSF-GTD) (AAA/Aaa)(a)
2,630,000	4.000	08/15/24	2,646,437
Houston County TX GO Bonds (Certificates of Obligation) (A/NR)(a)
235,000	5.000	02/15/20	235,623
Katy TX Independent School District GO Bonds (Refunding) Series A (AAA/Aaa)
300,000	5.000	02/15/25	348,159
Kyle TX GO Bonds (Refunding) Series 2015 (AA-/NR)(a)
1,000,000	4.000	08/15/26	1,083,310
Lower Colorado River Authority Revenue Bonds (Prerefunded-Refunding) (NR/NR)(a)(d)
5,000	5.625	05/15/19	5,186
Nolan County TX Hospital District GO Bonds Series 2014 (NR/A3)(a)
1,025,000	5.000	08/15/27	1,140,979
Port Arthur TX Independent School District GO Bonds (Refunding) Series E (NR/Aa3)(a)
2,500,000	4.000	02/15/32	2,642,600

			14,922,676

Utah(a) – 0.2%
Salt Lake City UT Airport Revenue Bonds Series B (A+/A2)
500,000	5.000	07/01/34	572,255

32	The accompanying notes are an integral part of these financial statements.

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – (continued)
Vermont – 0.4%
Vermont Economic Development Authority Revenue Bonds (Central Vermont Public Service Corp.-Recovery Zone Facility) (NR/WR)
$ 1,000,000	5.000%		12/15/20	$1,067,180
Vermont State Student Assistance Corp. Education Loan Revenue Bonds Series A (AMT) (AA/NR)
410,000	4.000		06/15/20	422,694

				1,489,874

Washington – 2.3%
COB Properties WA Lease Revenue Bonds (Bothell City Hall Project) Series 2014 (AA/NR)(a)
1,620,000	5.000		12/01/26	1,851,628
Grays Harbor County WA Public Utility District No. 1 Revenue Bonds (Refunding) Series A (A/A1)(a)
250,000	4.000		01/01/40	254,532
Washington Higher Education Facilities Authority Revenue Bonds Seattle University Project Series 2011 (Refunding) (A/NR)
560,000	5.000		05/01/18	560,000
Washington State Health Care Facilities Authority Revenue Bonds (Catholic Health Initiatives) Series D (BBB+/Baa1)(a)
500,000	6.000		10/01/23	507,750
Washington State Health Care Facilities Authority Revenue Bonds (Multicare Health System) Series A (AA-/Aa3)(a)
1,495,000	5.000		08/15/27	1,715,662
Washington State Health Care Facilities Authority Revenue Bonds (Refunding-Providence St. Joseph Health) Series B (AA-/Aa3)
1,000,000	5.000		10/01/26	1,160,620
1,150,000	5.000	(a)	10/01/30	1,362,290
Washington State Housing Finance Commission Revenue Bonds (Refunding-Non-AMT-Single Family Program) Series 1N (NR/Aaa)(a)
775,000	3.450		12/01/30	773,419

				8,185,901

West Virginia(a) – 0.7%
West Virginia ST Higher Education Policy Commission Revenue Bonds (Refunding Community & Technical College Capital Improvement) Series 2017 (AAA/A1)
2,065,000	5.000		07/01/30	2,393,686

Wisconsin(a) – 1.0%
Wisconsin Public Finance Authority Revenue Bonds (Taxable Refunding Hawai Pacific Health Obligated Group) Series A (NR/A1)
1,440,000	4.082		07/01/29	1,430,885
Wisconsin State Health & Educational Facilities Authority Revenue Bonds (Children’s Hospital of Wisconsin) (AA/Aa3)(d)
1,000,000	5.000		08/15/18	1,009,430

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Wisconsin(a) – (continued)
Wisconsin State Health & Educational Facilities Authority Revenue Bonds (Refunding-Ascension Health Credit Group) Series A (AA+/Aa2)
$ 1,000,000	4.000%	11/15/34	$1,025,580

			3,465,895

Wyoming – 0.1%
Lincoln County Building Corp. Lease Revenue Bonds Series 2012 (A+/NR)
305,000	3.000	05/01/18	305,000

TOTAL MUNICIPAL BOND OBLIGATIONS
(Cost $333,068,310)			$332,444,187

Short-term Investment(f) – 5.9%
Repurchase Agreement – 5.9%
Fixed Income Clearing Corp.
$21,106,000	0.280%	05/01/18	$21,106,000
Maturity Value: $21,106,164
(Cost $21,106,000)

TOTAL INVESTMENTS – 99.3%
(Cost $354,174,310)			$353,550,187

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.7%			2,399,004

NET ASSETS – 100.0%			$355,949,191

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Variable rate security. Interest rate disclosed is that which is in effect at April 30, 2018.

(c)	Rate shown is that which is in effect on April 30, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(d)	Prerefunded security. Maturity date disclosed is prerefunding date.

(e)	All or a portion represents a forward commitment.

(f)	Repurchase agreement was entered into on April 30, 2018. This agreement was fully collateralized by $20,290,000 U.S. Treasury Bond, 3.375%, due 05/15/44 with a market value of $21,530,226.
Security ratings disclosed, if any, are issued by Standard & Poor’s Ratings Services/Moody’s Investors Service and are unaudited. A description of the ratings is available in the Fund’s Statement of Additional Information.

The accompanying notes are an integral part of these financial statements.	33

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

April 30, 2018 (Unaudited)

Investment Abbreviations:
AGC	—Insuredby Assured Guaranty Corp.
AGM	—Insuredby Assured Guaranty Municipal Corp.
AMBAC	—Insuredby American Municipal Bond Assurance Corp.
AMT	—AlternativeMinimum Tax
ETM	—Escrowto Maturity
FHLMC	—FederalHome Loan Mortgage Corp.
FNMA	—FederalNational Mortgage Association
GNMA	—GovernmentNational Mortgage Association
GO	—GeneralObligation
Non-ACE	—Non-AdjustCurrent Earnings
NPFG	—National Public Finance Guarantee
NR	—Not Rated
PSF-GTD	—Guaranteedby Permanent School Fund
Q-SBLF	—QualifiedSchool Bond Loan Fund
WR	—WithdrawnRating

PORTFOLIO COMPOSITION

	AS OF 4/30/18	AS OF 10/31/17

General Obligation	26.1%	26.0%
Hospital	13.4	13.1
Education	12.9	11.8
Lease	11.9	14.0
Limited Tax	8.2	7.1
Prerefunded/Escrow to Maturity	6.1	6.9
Repurchase Agreement	5.9	5.8
Transportation	5.2	5.9
Single Family Housing	2.9	3.2
Multi Family Housing	1.6	2.4
Power	1.5	1.2
Water/Sewer	1.4	0.6
Student	1.3	1.5
Not For Profit	0.7	0.8
Crossover	0.2	0.2

TOTAL INVESTMENTS	99.3%	100.5%

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Underlying investment categories of investment companies held by the Fund are not reflected in the table above. Consequently, the Fund’s overall investment category allocations may differ from the percentages contained in the table above.

The Fund is actively managed and, as such, its composition may differ over time.

34	The accompanying notes are an integral part of these financial statements.

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments

April 30, 2018 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – 99.2%
Arizona(a) – 0.7%
Arizona Healthcare & Education Facilities Authority Revenue Bonds (Kirksville College) (A-/NR)
$1,000,000	5.000%		01/01/25	$1,043,300
Pinal City Arizona Unified School District No. 1 Florence School Improvement Project of 2006 GO Bonds Series C (A/NR)
1,215,000	5.150		07/01/24	1,221,670

				2,264,970

California – 1.5%
Burbank CA Unified School District GO Bonds Capital Appreciation Election of 1997 Series C (NPFG) (AA-/Baa2)(b)
2,000,000	0.000		07/01/27	1,503,260
California State Department of Veterans Affairs Home Purchase Revenue Bonds (Refunding) Series B (AA/Aa3)(a)
2,000,000	3.250		12/01/36	1,926,780
Washington CA Unified School District GO Bonds Capital Appreciation Election of 2004 (Yolo County) Series A (NPFG) (A+/Baa2)(b)
2,400,000	0.000		08/01/29	1,631,736

				5,061,776

Connecticut – 1.5%
Hamden CT GO Bonds Series B (A+/NR)
575,000	5.000		08/15/20	609,759
575,000	5.250		08/15/21	625,134
575,000	5.250		08/15/22	633,943
575,000	5.250		08/15/23	643,747
575,000	5.250		08/15/24	651,056
575,000	5.250	(a)	08/15/26	655,046
575,000	5.250	(a)	08/15/29	648,249
575,000	5.250	(a)	08/15/31	644,690

				5,111,624

Florida(a) – 0.6%
Orange County FL Tourist Development Tax Revenue Bonds Series A (AA-/Aa3)
2,000,000	4.000		10/01/33	2,094,580

Illinois – 2.1%
Illinois Finance Authority Revenue Bonds (OSF Healthcare System) Series 2016 (A/A2)(a)
2,500,000	3.250		05/15/39	2,138,950
Illinois Housing Development Authority Revenue Bonds (Refunding Homeowner Mortgage) Series C (AA/Aa3)(a)
3,000,000	2.900		08/01/31	2,810,730
Kendall Kane & Will Counties IL Community Unit School District No. 308 Series 2014 (NR/Aa3)(a)
2,000,000	4.125		02/01/30	2,059,220
Will County IL Community Unit School District No. 201 Crete-Monee GO Bonds (Capital Appreciation) Series 2004 (NPFG) (NR/Baa2)(b)
95,000	0.000		11/01/19	92,061

				7,100,961

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – (continued)
Indiana(a) – 1.4%
Carmel IN Local Public Improvement Bond Bank Revenue Bonds Series B-1 (AA/NR)
$2,000,000	4.000%		01/15/35	$2,082,820
Indiana Bond Bank Revenue Bonds (Special Program-Hendricks Regional Health) Series A (AA/NR)
500,000	5.500		02/01/29	513,505
Tri-Creek IN 2002 High School Building Corporation Revenue Bonds (Refunding) Series 2016 (AA+/NR)
2,000,000	4.000		07/15/34	2,065,560

				4,661,885

Kansas(a) – 0.5%
Kansas Development Finance Authority Hospital Revenue Bonds (Refunding-Adventist Health Sunbelt Obligation Group) Series A (AA/Aa2)
1,500,000	5.000		11/15/32	1,647,345

Louisiana(a)(c) – 2.2%
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds (Woman’s Hospital Foundation) Series A (A/A2)
7,000,000	5.500		10/01/20	7,569,240

Michigan(a) – 2.3%
Michigan State Housing Development Authority Revenue Bonds (Non-ACE) Series B (AA+/Aa2)
1,705,000	2.950		12/01/28	1,679,016
Michigan State Housing Development Authority Revenue Bonds (Non-AMT) (Non-ACE) Series B (AA+/Aa2)
2,920,000	2.550		06/01/27	2,818,442
2,000,000	3.350		12/01/34	1,937,940
Michigan State Housing Development Authority Revenue Bonds Series A (AA/NR)
1,400,000	3.000		10/01/32	1,321,264

				7,756,662

Missouri – 82.0%
Arnold MO Certificates of Participation (A+/NR)
230,000	3.000		11/01/18	231,417
210,000	3.000	(a)(c)	11/01/18	211,294
225,000	3.625	(a)(c)	11/01/18	227,079
470,000	3.700	(a)(c)	11/01/18	474,517
225,000	3.800	(a)(c)	11/01/18	227,273
480,000	3.875	(a)(c)	11/01/18	485,026
250,000	4.000	(a)(c)	11/01/18	252,773
Bi-State Development Agency MO Metro District Revenue Bonds (Refunding-Combined Lien) Series A (AA+/Aa2)(a)
1,000,000	5.000		10/01/33	1,104,720
Bi-State Development Agency MO Metro District Revenue Bonds (Refunding-St. Clair County Metrolink Project) (AGM) (AA/A2)
2,000,000	5.250		07/01/20	2,134,720
Boone County MO Hospital Revenue Bonds (NR/Baa1)(a)(c)
2,350,000	5.750		08/01/18	2,372,583

The accompanying notes are an integral part of these financial statements.	35

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

April 30, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Boone County MO Hospital Revenue Bonds Series 2012 (NR/Baa1)
$ 400,000	4.000%	08/01/18	$401,728
500,000	4.000	08/01/19	510,065
Branson MO Reorganized School District No. R-4 GO Bonds Series 2012 (A+/NR)(a)
2,000,000	4.000	03/01/27	2,134,540
Brentwood MO Certificates of Participation Series 2018 (AA-/NR)(a)
2,070,000	4.000	10/01/33	2,161,722
1,655,000	4.000	10/01/34	1,718,486
Cape Girardeau County MO Industrial Development Authority Revenue Bonds (St. Francis Medical Center) Series A (A+/NR)(a)
750,000	5.000	06/01/26	815,302
Cape Girardeau County MO Reorganized School District No. R-2 GO Bonds (Kearney Direct Deposit Program) Series 2018 (AA+/NR)(a)
900,000	4.000	03/01/31	973,710
750,000	4.000	03/01/37	790,515
Chesterfield MO Certificates of Participation (AMBAC) (NR/Aa1)
600,000	5.000	02/15/22	658,398
Clay County MO Public School District No. 53 Liberty GO Bonds (Refunding) Series 2016 (AA/NR)(a)
1,000,000	4.000	03/01/34	1,045,810
1,000,000	4.000	03/01/35	1,043,710
1,000,000	4.000	03/01/36	1,041,610
Clay County MO Public School District No. R-II GO Bonds (Refunding) Series A (NR/NR)(a)
1,735,000	4.000	03/01/30	1,893,995
Clayton MO Special Obligation Revenue Bonds (Build America Bonds) Series B (AA+/NR)(a)
810,000	5.200	12/01/23	830,509
Columbia MO Special Obligation Revenue Bonds (Refunding) Series 2015 (AA/NR)
470,000	5.000	02/01/19	481,172
Columbia MO Water & Electric Revenue Bonds (Refunding & Improvement System) Series 2015 (A+/NR)(a)
500,000	4.000	10/01/42	507,775
Duckett Creek MO Sewer District Revenue Bonds (Refunding-System) Series 2015 (NR/Aa3)
1,300,000	5.000	12/01/24	1,474,941
1,215,000	5.000	12/01/25	1,399,085
Grain Valley MO Certificates of Participation (Refunding) (NR/NR)(a)
200,000	5.000	09/01/20	200,276
Great Rivers Greenway Metropolitan Park & Recreation District (Gateway Arch Project) Series 2014 (A+/A1)(a)
1,000,000	5.000	12/30/26	1,121,070
Greene County MO GO Bonds Limited-Jamestown NID Project Series B (NR/Aa2)(a)(c)
4,280,000	5.000	04/01/22	4,742,240

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Greene County MO Reorganized School District No. R-2 GO Bonds Series 2018 (Liberty School Building Direct Deposit Program) (AA+/NR)(a)
$ 875,000	5.000%		03/01/38	$993,842
Greene County MO Reorganized School District No. R-3 GO Bonds Series B (Direct Deposit Program) (AA+/NR)(a)
905,000	4.000		03/01/30	965,309
985,000	4.000		03/01/32	1,038,180
Greenwood MO GO Build America Bonds Taxable Series B (AA-/NR)(a)
500,000	5.625		03/01/25	523,495
Hazelwood MO School District GO Bonds (Direct Deposit Program) (Refunding) Series A (AA+/NR)(a)
2,000,000	4.000		03/01/28	2,191,220
I-470 & 350 Transportation Development District MO Sales Tax Revenue Bonds (Refunding & Improvement) (Radian) (AGC) (AA/A3)(a)
130,000	4.600		06/01/29	130,300
Independence MO School District (Refunding) (Direct Deposit Program) Series 2016 (AA+/NR)(a)
1,500,000	4.000		03/01/30	1,608,270
Independence MO School District Lease Certificates of Participation (Refunding) Series 2016 (A+/NR)
600,000	3.000		04/01/22	612,462
875,000	3.000		04/01/23	893,471
500,000	3.000		04/01/24	508,140
960,000	3.000	(a)	04/01/26	969,341
Jackson County MO Public Building Corp. Leasehold Revenue Bonds Series A (NPFG) (NR/Aa3)(a)
500,000	5.000		12/01/20	501,320
Jackson County MO Reorganized School District No. 7 Certificates of Participation Series 2016 (AA/NR)
500,000	4.000		05/01/24	535,765
900,000	4.000		05/01/25	969,975
700,000	4.000	(a)	05/01/27	753,571
630,000	4.000	(a)	05/01/29	673,577
675,000	4.000	(a)	05/01/30	718,227
Jackson County MO Reorganized School District No. 7 GO Bonds (Refunding) (AA+/NR)(a)
840,000	4.000		03/01/28	925,957
580,000	4.000		03/01/30	630,315
Jackson County MO School District Hickman Mills C-1 Certificates of Participation (Energy Conservation Project) Series 2015 (A-/NR)(a)
475,000	3.000		04/15/28	459,064
575,000	3.250		04/15/30	558,308
550,000	3.300		04/15/31	531,921
700,000	3.375		04/15/32	668,003
Jackson County MO Special Obligation Revenue Bonds (Refunding-Truman Sports Complex Project) Series 2014 (NR/A1)(a)
1,000,000	5.000		12/01/25	1,139,090

36	The accompanying notes are an integral part of these financial statements.

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Jackson County MO Special Obligation Revenue Bonds (Right of Way Project) (NR/A1)(a)
$1,345,000	4.000%		12/01/26	$1,447,852
1,455,000	4.000		12/01/28	1,546,883
Jackson County MO Special Obligation Revenue Bonds (Truman Medical Center Projects) (NR/Aa3)(a)
595,000	4.250		12/01/23	640,327
Jackson County MO Special Obligation Revenue Bonds (Truman Medical Control Project) Series B (NR/Aa3)
900,000	3.500		12/01/18	908,478
920,000	3.850		12/01/20	960,692
500,000	4.350	(a)	12/01/23	532,015
820,000	4.500	(a)	12/01/24	872,349
Jefferson City MO School District GO Bonds (Direct Deposit Program) Series 2017 (AA+/NR)(a)
15,000	4.000		03/01/30	16,181
Jefferson City MO School District GO Bonds (Direct Deposit Program) Series 2018 (AA+/NR)(a)
1,525,000	4.000		03/01/29	1,669,753
Joplin MO Industrial Development Authority Health Facilities Revenue Bonds (Freeman Health System Project) (A/NR)(a)
1,000,000	5.500		02/15/31	1,065,190
Joplin MO Industrial Development Authority Health Facilities Revenue Bonds (Refunding-Freeman Health System Project) Series 2014 (A/NR)(a)
1,895,000	5.000		02/15/27	2,095,927
Kansas City MO GO Bonds (Refunding & Improvement) Series A (AA/Aa2)(a)
5,425,000	4.500		02/01/24	5,853,032
Kansas City MO Industrial Development Authority Revenue Bonds (Refunding & Downtown Redevelopment District) Series A (AA-/A1)(a)
2,130,000	5.500		09/01/29	2,339,358
Kansas City MO Sanitary Sewer System Revenue Bonds (Refunding) Series A (AA/Aa2)(a)
1,895,000	4.000		01/01/33	1,999,244
Kansas City MO Special Obligation Revenue Bonds (Downtown Streetcar Project) Series A (AA-/A1)(a)
760,000	5.000		09/01/31	787,626
Kansas City MO Special Obligation Revenue Bonds (Refunding) Series C (AA-/A1)
1,000,000	5.000		09/01/27	1,172,340
1,000,000	5.000	(a)	09/01/31	1,147,640
Kansas City MO Special Obligation Tax Allocation (East Village Project) Series A (AA-/A1)(a)
500,000	5.000		04/15/31	524,945
Kirkwood MO Certificates of Participation (Build America Bonds-Taxable Direct Payment) (NR/Aa2)(a)
500,000	6.050		09/01/30	505,905
Kirkwood School District Educational Facilities Authority Leasehold Revenue Bonds (Refunding) (NR/Aa2)
1,860,000	5.000		02/15/20	1,960,068
1,700,000	5.000		02/15/21	1,825,987

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Liberty MO Public School District No. 53 Lease Participation Certificates (Refunding) (School Board Association) Series 2016 (AA-/NR)(a)
$1,040,000	3.000%		04/01/27	$1,043,349
Metropolitan St. Louis MO Sewer District Wastewater System Revenue Bonds Series A (AAA/Aa1)(a)
485,000	5.000		05/01/42	528,922
Missouri Development Finance Board Annual Appropriation Revenue Bonds (Fulton State Hospital Project) Series 2014 (AA+/Aa1)
1,000,000	5.000		10/01/22	1,111,800
Missouri Development Finance Board Cultural Facilities Revenue Bonds (Nelson Gallery Foundation) Series A (AA-/NR)
1,000,000	5.000		12/01/20	1,069,850
2,500,000	1.610	(a)(d)(e)	12/01/37	2,500,000
Missouri Joint Municipal Electric Utility Commission Power Project Revenue Bonds (Refunding-Iatan 2 Project) Series A (NR/A2)(a)
3,115,000	5.000		01/01/31	3,437,184
Missouri School Board Association Lease Certificates of Participation for Liberty Public School District No. 53 (AA-/NR)(a)
400,000	4.000		04/01/28	416,012
425,000	5.000		04/01/31	460,572
475,000	5.000		04/01/32	514,392
500,000	5.000		04/01/33	540,885
500,000	5.000		04/01/34	540,690
Missouri State Board of Public Buildings Special Obligation (Refunding) Series A (AA+/Aa1)(a)
2,450,000	5.000		10/01/21	2,622,333
Missouri State Board of Public Buildings Special Obligation Revenue Bonds Series A (AA+/Aa1)(a)
1,825,000	3.000		10/01/26	1,842,794
Missouri State Board of Public Buildings Special Obligation Revenue Bonds Series B (AA+/Aa1)(a)
800,000	4.000		04/01/28	869,704
Missouri State Environmental Improvement & Energy Resources Authority Revenue Bonds (Tri-County Water Authority Project) (NR/Aa3)
735,000	3.000		01/01/20	747,561
595,000	5.000	(a)	01/01/30	666,751
775,000	5.000	(a)	01/01/31	866,473
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Control Revenue Bonds (Unrefunded Balance-State Revolving Funds Program) Series B (GO of Authority) (NR/Aaa)(a)
5,000	5.000		01/01/22	5,013
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Revenue Bonds (Prerefunded-State Revolving Funds Programs) Series A (NR/NR)(a)(c)
310,000	5.500		01/01/19	317,486

The accompanying notes are an integral part of these financial statements.	37

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

April 30, 2018 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Revenue Bonds (Unrefunded-State Revolving Funds Programs) Series A (NR/Aaa)(a)
$ 90,000	5.500%		01/01/23	$92,234
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (A.T. Still University of Health Sciences) Series 2011 (A-/NR)
525,000	4.000		10/01/18	529,447
545,000	4.000		10/01/19	559,344
400,000	3.500		10/01/21	411,944
1,850,000	5.250	(a)	10/01/41	2,002,199
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (Kansas City University of Medicine And Biosciences) Series A (NR/A1)(a)
1,440,000	4.500		06/01/28	1,543,162
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (Ranken Technical College) Series A (NR/A3)(a)(c)
1,000,000	5.125		11/01/19	1,046,780
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (Refunding-Webster University Project) Series 2017 (NR/A2)(a)
1,590,000	4.000		04/01/33	1,634,425
1,345,000	4.000		04/01/34	1,374,334
1,395,000	4.000		04/01/35	1,423,305
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (University of Central Missouri) Series C (A+/NR)(a)
2,400,000	5.000		10/01/26	2,678,808
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Bonds (Refunding-Cox Health) Series A (NR/A2)(a)
2,500,000	5.000		11/15/35	2,753,450
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Bonds (Refunding-St. Luke’s Episcopal-Presbyterian Hospitals) Series B (A+/NR)(a)
1,000,000	5.000		12/01/33	1,119,260
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Bonds (St. Lukes Episcopal) Series 2011 (A+/NR)(a)
2,270,000	5.000		12/01/25	2,460,725
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Bonds (Unrefunded-Cox Health) Series A (NR/A2)(a)
470,000	5.125		11/15/23	476,928
Missouri State Health & Educational Facilities Authority Health Facllities Revenue Bonds (Refunding-St. Luke’s Episcopal-Presbyterian Hospitals) Series B (A+/NR)(a)
1,375,000	5.000		12/01/31	1,548,291
Missouri State Health & Educational Facilities Authority Revenue Bonds (Children’s Mercy Hospital) Series 2009 (A+/NR)(a)
170,000	5.000		05/15/23	175,309

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Missouri State Health & Educational Facilities Authority Revenue Bonds (Children’s Mercy Hospital) Series 2009 (NR/NR)(a)(c)
$ 830,000	5.000%	05/15/19	$856,444
Missouri State Health & Educational Facilities Authority Revenue Bonds (Kansas City University of Medicine & Biosciences) Series A (NR/A1)(a)
950,000	5.000	06/01/34	1,066,289
1,100,000	5.000	06/01/37	1,229,195
Missouri State Health & Educational Facilities Authority Revenue Bonds (Refunding & Improvement-Webster University Project) Series 2011 (NR/A2)(a)(c)
4,000,000	5.000	04/01/21	4,322,600
Missouri State Health & Educational Facilities Authority Revenue Bonds (Refunding-Children’s Mercy Hospital) Series 2016 (A+/NR)(a)
1,250,000	4.000	05/15/33	1,293,437
Missouri State Health & Educational Facilities Authority Revenue Bonds (Refunding-Lake Regional Health System) (BBB+/NR)
2,000,000	5.000	02/15/19	2,038,440
Missouri State Health & Educational Facilities Authority Revenue Bonds (Refunding-The Children’s Mercy Hospital) Series 2016 (A+/NR)(a)
1,250,000	4.000	05/15/39	1,275,850
Missouri State Health & Educational Facilities Authority Revenue Bonds (SSM Health Care) Series B (A+/NR)(a)
1,000,000	5.000	06/01/21	1,058,090
1,000,000	4.500	06/01/25	1,038,840
Missouri State Health & Educational Facilities Authority Revenue Bonds (St. Louis College of Pharmacy) Series B (BBB/NR)(a)
500,000	5.000	05/01/30	553,145
1,410,000	5.000	05/01/40	1,493,331
Missouri State Health & Educational Facilities Authority Revenue Bonds (St. Lukes Health System) Series A (AGM) (AA/A1)
1,000,000	5.000	11/15/19	1,046,080
Missouri State Health & Educational Facilities Authority Revenue Bonds (Variable-Ascension Health Senior Credit Group) Series C5-REMK (AA+/Aa2)(a)(d)(e)
1,545,000	1.690	11/15/26	1,545,000
Missouri State Housing Development Commission Multi Family Housing Revenue Bonds (Courthouse Apartments LLC) Series 2009-1 (FHA) (AA+/NR)(a)
610,000	5.250	07/01/42	624,591
Missouri State Housing Development Commission Multi Family Housing Revenue Bonds (Samantha Heights Apartments Project) Series 2 (FHA) (AA+/NR)(a)
500,000	4.375	07/01/30	514,095
Missouri State Housing Development Commission Single Family Mortgage Revenue Bonds (Homeownership Loan Program) Series B-2 (GNMA/FNMA/FHLMC) (AA+/NR)(a)
1,790,000	3.550	11/01/30	1,813,288

38	The accompanying notes are an integral part of these financial statements.

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Missouri State Housing Development Commission Single Family Mortgage Revenue Bonds (Homeownership Loan Program) Series D (GNMA/FNMA/FHLMC) (AA+/NR)
$ 510,000	2.000%		11/01/21	$501,447
500,000	3.050	(a)	11/01/28	490,730
430,000	3.150	(a)	11/01/29	423,060
495,000	3.250	(a)	11/01/30	488,981
Missouri State Housing Development Commission Single Family Mortgage Revenue Bonds (Special Homeownership Loan Program Market Bonds) Series E-1 (GNMA/FNMA/FHLMC) (AA+/NR)(a)
105,000	3.950		05/01/21	107,722
125,000	3.950		11/01/21	128,158
Missouri State Housing Development Commission Single Family Mortgage Revenue Bonds (Special Homeownership Loan Program) (Non-AMT) Series E-4 (GNMA/FNMA/FHLMC) (AA+/NR)(a)
200,000	3.600		11/01/23	204,800
295,000	3.750		05/01/24	302,404
240,000	3.800		05/01/25	245,741
Missouri State University Auxiliary Enterprise System Revenue Bonds (Refunding) Series A (A+/A1)
1,170,000	4.000		04/01/19	1,191,820
2,835,000	4.000	(a)	04/01/26	2,978,508
Nodaway County MO Industrial Development Authority Educational Facilities Revenue Bonds (Variable-Northwest Foundation, Inc.) Series 2008 (AA-/NR)(a)(d)(e)
3,500,000	1.730		11/01/28	3,500,000
North Kansas City MO Levee District (Improvement) Series 2011 (A-/NR)
280,000	3.000		04/01/19	282,979
265,000	3.250	(a)(c)	04/01/19	268,416
590,000	4.000	(a)(c)	04/01/19	601,600
790,000	4.500	(a)(c)	04/01/19	809,094
425,000	4.625	(a)(c)	04/01/19	435,748
445,000	4.750	(a)(c)	04/01/19	456,757
North Kansas City MO School District No. 74 Certificates of Participation Series 2015 (NR/Aa3)
540,000	3.000		09/01/18	542,257
Northwest Missouri State University Revenue Bonds (Housing System) (NR/A3)
1,535,000	2.000		06/01/19	1,534,018
2,750,000	4.000	(a)	06/01/26	2,856,975
2,925,000	4.000	(a)	06/01/27	3,034,219
1,000,000	4.000	(a)	06/01/28	1,033,060
O’Fallon MO Certificates of Participation (NPFG) (NR/Aa3)
1,000,000	5.250		11/01/18	1,017,100
O’Fallon MO Special Obligation Revenue Bonds Series 2012 (AA-/NR)(a)
1,135,000	4.000		11/01/22	1,204,190
OTC Public Building Corp. MO Build America Bonds Revenue Bonds Series 2010 (AGM) (AA/NR)(a)
1,000,000	6.400		03/01/30	1,052,290

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
OTC Public Building Corp. MO Leasehold Revenue Bonds (Refunding-Ozarks Technical Community College) (AGM) (AA/NR)
$1,500,000	5.000%		03/01/19	$1,539,480
Ozark MO Certificates of Participation Series 2014 (A+/NR)(a)
500,000	5.000		09/01/44	539,945
Ozark MO Reorganized School District No. R-6 GO Bonds (Direct Deposit Program) (Refunding & Improvement) Series 2015 (AA+/NR)(a)
1,000,000	4.000		03/01/30	1,050,600
1,000,000	4.000		03/01/34	1,035,960
1,500,000	4.000		03/01/35	1,551,900
Platte County MO Industrial Development Authority Transportation Revenue Bonds (Refunding & Improvement-Zona Rosa Retail Project) (AA-/NR)(a)
435,000	5.000		12/01/18	436,131
850,000	5.000		12/01/20	852,244
Platte County MO R-3 School District Building Corp. Leasehold Revenue Bonds (School Project) (AA-/NR)(a)
1,000,000	4.000		04/01/23	1,056,730
550,000	4.000		04/01/28	582,890
800,000	4.000		04/01/29	841,712
1,475,000	4.000		04/01/30	1,563,205
Republic MO Special Obligation Revenue Bonds (A+/NR)
300,000	3.750	(a)(c)	05/01/18	300,000
325,000	3.875	(a)(c)	05/01/18	325,000
360,000	3.000		08/01/18	361,026
Rolla MO Certificates of Participation Series B (A+/NR)(a)
225,000	3.150		07/01/27	226,130
410,000	3.450		07/01/32	408,167
Saint Louis MO Airport Revenue Bonds (Lambert-St. Louis International Airport) Series 2005 (NPFG) (A-/A3)
2,135,000	5.500		07/01/28	2,631,110
Saint Louis MO Special Administrative Board of the Transitional School District GO Bonds (Direct Deposit Program) Series 2012 (AA+/NR)(a)
3,000,000	4.000		04/01/23	3,193,260
Saint Louis MO Special Administrative Board of the Transitional School District GO Bonds (Direct Deposit Program) Series A (AA+/NR)(a)
1,300,000	4.000		04/01/23	1,383,746
Saint Louis MO Special Administrative Board of the Transitional School District GO Bonds (Direct Deposit Program) Series B (AA+/NR)(a)(c)
2,675,000	4.000		04/01/21	2,819,450
Springfield MO Public Building Corp. Leasehold Revenue Bonds (Taxable Improvement-Branson National Airport) (NR/Aa2)(a)
540,000	6.750		03/01/28	556,999
575,000	6.850		03/01/29	593,463
Springfield MO Public Utility Revenue Bonds (Refunding) Series 2015 (AA+/NR)(a)
1,310,000	4.000		08/01/31	1,397,351

The accompanying notes are an integral part of these financial statements.	39

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

April 30, 2018 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Springfield MO School District No. R-12 GO Bonds (Refunding) (Direct Deposit Program) Series A (AA+/NR)(a)
$2,000,000	4.000%		03/01/31	$2,160,260
Springfield MO Special Obligation Revenue Bonds (Refunding) Series A (NR/Aa2)
925,000	2.000		05/01/21	918,867
Springfield MO Special Obligation Revenue Bonds (Refunding) Series B (AMT) (NR/Aa2)
2,275,000	5.000		07/01/27	2,609,607
1,220,000	5.000	(a)	07/01/28	1,393,179
Springfield MO Special Obligation Revenue Bonds (Refunding) Series B (NR/Aa3)
1,305,000	2.000		05/01/20	1,305,757
1,335,000	2.000		05/01/21	1,319,007
1,000,000	4.000	(a)	05/01/26	1,055,600
1,405,000	4.000	(a)	05/01/27	1,480,434
Springfield MO Special Obligation Revenue Bonds (Sewer Systems Improvement Project) Series 2012 (NR/Aa2)
1,275,000	5.000		04/01/22	1,406,134
1,340,000	5.000	(a)	04/01/23	1,478,878
St. Charles County MO Public Water Supply District No. 2 Certificates of Participation (Refunding) Series 2016 (AA/NR)(a)
1,000,000	4.000		12/01/31	1,031,670
St. Charles MO Certificates of Participation Build America Bonds Series B (NR/Aa3)(a)
1,250,000	5.650		02/01/30	1,304,137
St. Charles MO Certificates of Participation Series 2012 (NR/A1)(a)
1,000,000	3.000		05/01/22	1,006,660
St. Joseph MO Industrial Development Authority Special Obligation Revenue Bonds (Refunding) (Sewer System Improvements Project) Series B (A+/NR)(a)
1,085,000	5.000		04/01/26	1,236,998
St. Joseph MO Industrial Development Authority Special Obligation Revenue Bonds (Variable-Heartland Refunding Medical Center) Series A-2009 (NR/Aa1)(a)(d)(e)
2,500,000	1.610		11/15/43	2,500,000
St. Louis County MO Community College District Certificates of Participation Series 2017 (NR/NR)(a)
1,000,000	4.000		04/01/35	1,037,200
2,000,000	4.000		04/01/36	2,065,120
2,515,000	4.000		04/01/37	2,593,015
St. Louis County MO Library District Certificates of Participation (AA/Aa2)(a)
1,855,000	4.000		04/01/25	1,986,427
1,930,000	4.000		04/01/26	2,057,534
2,010,000	4.000		04/01/27	2,133,253
St. Louis County MO Parkway School District No. C-2 GO Bonds (Refunding & Improvement) (AAA/NR)
400,000	3.250		03/01/19	405,120
St. Louis County MO Parkway School District No. C-2 GO Bonds Series B (AAA/NR)(a)
1,000,000	4.000		03/01/32	1,057,510

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
St. Louis County MO Regional Convention & Sports Complex Authority Revenue Bonds (Refunding-Convention & Sports Facilities) Series B (AA/NR)
$ 875,000	5.000		08/15/20	$929,906
St. Louis County MO Special School District Certificates of Participation (Lease) Series B (AA/NR)(a)
1,735,000	4.000		04/01/26	1,816,892
St. Louis MO Airport Revenue Bonds (Refunding-Lambert International Airport) Series 2012 (AMT) (A-/A3)(a)
1,280,000	5.000		07/01/23	1,384,141
St. Louis MO Junior College District Building Corp. Leasehold Revenue Bonds (Refunding) (AA/NR)
750,000	3.000		04/01/21	764,490
800,000	3.000		04/01/22	816,312
800,000	3.000	(a)	04/01/23	813,920
St. Louis MO Muni Finance Corp. (Refunding-Carnahan Court House) Series A (A/NR)
2,710,000	5.000		02/15/27	3,137,096
St. Louis MO Municipal Finance Corporation Revenue Bonds Series A (A/NR)
1,320,000	5.000		04/15/25	1,502,292
1,390,000	5.000		04/15/26	1,601,294
St. Louis MO Municipal Finance Corporation Sales Tax Leasehold Revenue Bonds (Refunding) Series 2016 (A/NR)
1,000,000	5.000		02/15/24	1,115,030
2,595,000	4.000	(a)	02/15/35	2,652,427
St. Louis MO Special Administrative Board of the Transitional School District GO Bonds (Direct Deposit Program) Series 2017 (AA+/NR)(a)
1,000,000	4.000		04/01/29	1,069,960
1,000,000	4.000		04/01/30	1,061,990
St. Peters MO Certificates of Participation (Refunding) Series 2013 (NR/A1)(a)
695,000	3.250		05/01/21	708,907
Stone County MO Reorganized School District No. 4 (Refunding -MO Direct Deposit Program) Series 2016 (AA+/NR)(a)
1,725,000	4.000		03/01/33	1,801,607
1,840,000	4.000		03/01/34	1,903,738
Truman MO State University Housing Society Revenue Bonds (Refunding-Revenue) Series 2016 (NR/A1)(a)
865,000	3.000		06/01/25	876,055
Truman State University MO Housing System Revenue Bonds (Refunding) (NR/A1)(a)
765,000	4.000		06/01/21	792,372
University MO School District GO Bonds (Refunding) (Direct Deposit Program) Series 2017 (AA+/NR)
1,760,000	4.000		02/15/26	1,920,934
Wentzville MO Certificates of Participation (Refunding) Series 2015 (NR/Aa3)
1,160,000	4.000		08/01/25	1,252,278
1,000,000	4.000	(a)	08/01/26	1,075,460

40	The accompanying notes are an integral part of these financial statements.

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Wentzville MO School District No. 4 (Refunding) (Direct Deposit Program) Series 2016 (NR/NR)(a)(b)
$2,000,000	0.000%		03/01/26	$1,601,240
2,095,000	0.000		03/01/27	1,607,787
Wentzville MO School District No. 4 (Refunding) (Direct Deposit Program) Series 2017 (AA+/Aa1)(a)
3,200,000	4.000		03/01/29	3,477,632
Wentzville R-IV School District MO Lease Certificates of Participation (Refunding & Improvement Certificates) Series 2016 (NR/Aa3)(a)
1,810,000	4.000		04/01/32	1,885,441
1,800,000	4.000		04/01/33	1,866,006
1,800,000	4.000		04/01/34	1,855,926
Wentzville R-IV School District MO Lease Certificates of Participation Series 2012 (NR/Aa3)(a)
1,270,000	3.250		04/01/21	1,281,176
Wentzville R-IV School District MO Lease Certificates of Participation Series 2015 (NR/Aa3)
565,000	5.000		04/01/24	635,580
990,000	4.000	(a)	04/01/25	1,057,657
Wright City MO Industrial Revenue Bonds (Variable-Watlow Process System, Inc.) Series 2002 (A+/NR)(a)(d)(e)
500,000	1.860		04/01/32	500,000

				277,985,893

Nevada(a) – 0.5%
Clark County NV GO Bonds (Refunding lasVegas Convention & Visitors Authority) Series C (AA+/Aa1)
2,000,000	3.000		07/01/35	1,829,720

New Jersey – 0.7%
Union City NJ GO Bonds (Refunding) Series 2017 (NR/Baa1)
2,100,000	5.000		11/01/21	2,260,881

North Dakota(a) – 1.2%
North Dakota State Housing Finance Agency Homeownership Revenue Bonds (Home Mortgage Finance Program) Series C (NR/Aa2)
2,310,000	2.600		07/01/28	2,209,908
1,895,000	3.150		01/01/36	1,796,100

				4,006,008

Ohio(a) – 0.7%
Ohio Housing Finance Agency RSDL Mortgage Revenue Bonds (Refunding) Series K (GNMA/FNMA/FHLMC) (NR/Aaa)
2,305,000	3.200		09/01/36	2,227,114

Pennsylvania(a) – 0.3%
Delaware County Authority University Revenue Bonds for Neumann University (BBB/NR)
1,000,000	5.000		10/01/25	1,062,750

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Tennessee – 0.4%
Knox County Health Educational & Housing Facility Board Revenue Bonds (Refunding) (University Health Systems, Inc.) Series 2017 (BBB/NR)
$1,500,000	3.375%	04/01/26	$1,506,705

Wisconsin(a) – 0.6%
Wisconsin State Health & Educational Facilities Authority Revenue Bonds (Refunding-Ascension Health Credit Group) Series A (AA+/Aa2)
2,000,000	4.000	11/15/34	2,051,160

TOTAL MUNICIPAL BOND OBLIGATIONS
(Cost $334,822,944)			$336,199,274

TOTAL INVESTMENTS – 99.2%
(Cost $334,822,944)			$336,199,274

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.8%			2,825,295

NET ASSETS – 100.0%			$339,024,569

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Security issued with a zero coupon. The actual effective yield of this security is different than the stated coupon due to the accretion of discount.

(c)	Prerefunded security. Maturity date disclosed is prerefunding date.

(d)	Variable rate security. The interest rate shown reflects the rate as of April 30, 2018.

(e)	Rate shown is that which is in effect on April 30, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

Security ratings disclosed, if any, are issued by Standard & Poor’s Ratings Services/Moody’s Investors Service and are unaudited. A description of the ratings is available in the Fund’s Statement of Additional Information.

The accompanying notes are an integral part of these financial statements.	41

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

April 30, 2018 (Unaudited)

Investment Abbreviations:
AGC	—Insuredby Assured Guaranty Corp.
AGM	—Insuredby Assured Guaranty Municipal Corp.
AMBAC	—Insuredby American Municipal Bond Assurance Corp.
AMT	—AlternativeMinimum Tax
FHA	—Insuredby Federal Housing Administration
FHLMC	—FederalHome Loan Mortgage Corp.
FNMA	—FederalNational Mortgage Association
GNMA	—GovernmentNational Mortgage Association
GO	—GeneralObligation
LLC	—LimitedLiability Company
Non-ACE	—Non-AdjustCurrent Earnings
NR	—NotRated
NPFG	—NationalPublic Finance Guarantee
Radian	—Insuredby Radian Asset Assurance

PORTFOLIO COMPOSITION

	AS OF 4/30/18	AS OF 10/31/17

Lease	24.7%	25.8%
General Obligation	20.1	17.0
Education	11.5	10.6
Hospital	10.9	11.3
Prerefunded/Escrow to Maturity	8.8	12.6
Limited Tax	6.7	7.5
Single Family Housing	6.5	6.1
Water/Sewer	3.7	4.3
Transportation	2.1	2.2
Crossover	1.3	0.4
Not For Profit	1.1	0.6
Power	1.0	1.0
Multi Family Housing	0.7	0.7
Industrial Development Revenue/Pollution Control Revenue	0.1	0.2
Repurchase Agreement	—	0.4

TOTAL INVESTMENTS	99.2%	100.7%

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Underlying investment categories of investment companies held by the Fund are not reflected in the table above. Consequently, the Fund’s overall investment category allocations may differ from the percentages contained in the table above.

The Fund is actively managed and, as such, its composition may differ over time.

42	The accompanying notes are an integral part of these financial statements.

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments

April 30, 2018 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – 95.4%
Alabama(a) – 1.3%
City of Jasper AL GO Bonds (Warrants) Series 2017 (NR/A2)
$ 745,000	4.000%		05/01/29	$787,092
Homewood AL Educational Building Authority Revenue Bonds (Refunding Educational Facilities Samford University) Series A (NR/A3)
1,000,000	4.000		12/01/35	1,015,210

				1,802,302

Arizona(a) – 0.3%
Arizona Healthcare & Education Facilities Authority Revenue Bonds (Kirksville College) (A-/NR)
450,000	5.000		01/01/25	469,485

California(b) – 1.7%
Burbank CA Unified School District GO Bonds Capital Appreciation Election of 1997 Series C (NPFG) (AA-/Baa2)
670,000	0.000		07/01/27	503,592
San Marcos Unified School District GO Bonds (Capital Appreciation) (AA-/Aa3)
2,275,000	0.000		08/01/24	1,911,046

				2,414,638

Illinois(b) – 0.0%
Will County IL Community Unit School District No. 201 Crete-Monee GO Bonds (Capital Appreciation) Series 2004 (NPFG) (NR/Baa2)
30,000	0.000		11/01/19	29,072

Indiana(a) – 0.3%
Carmel IN Local Public Improvement Bond Bank Revenue Bonds Series B-1 (AA/NR)
440,000	4.000		01/15/35	458,220

Kansas – 83.4%
Allen County KS Public Building Community Revenue Bonds (Allen County Hospital Project) Series 2012 (A/NR)(a)(c)
3,425,000	5.000		12/01/22	3,835,862
Blue Valley KS Recreation Commission Certificates of Participation (Recreation Facilities) (AGM) (AA/Aa2)(a)
800,000	4.000		10/01/27	856,656
Bourbon County KS Unified School District No. 234-Fort Scott GO Bonds Series 2014 (A/NR)
900,000	5.000		09/01/23	1,005,885
Butler County KS Unified School District No. 385 GO Bonds (Refunding-School Building) Series 2017 (AA-/Aa3)(a)
1,000,000	4.000		09/01/30	1,078,290
500,000	4.000		09/01/31	534,945
Butler County KS Unified School District No. 490 GO Bonds (Refunding-School Building) Series A (AA-/NR)
500,000	5.000		09/01/18	505,285
Chisholm Creek Utility Authority KS Water and Wastewater Facilities Revenue Bonds (Refunding — Bel Aire & Park City Project) Series 2017 (AGM) (AA/NR)
1,315,000	5.000		09/01/26	1,524,348
1,305,000	4.000	(a)	09/01/28	1,407,168

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas – (continued)
Chisholm Creek Utility Authority KS Water and Wastewater Facilities Revenue Bonds (Refunding) (AMBAC) (NR/WR)
$1,000,000	5.250%		09/01/24	$1,142,430
City of Abilene KS Public Building Commission Revenue Bonds (Refunding-Hospital District No. 1) Series 2017 (AA-/NR)(a)
600,000	4.000		12/01/29	640,860
650,000	4.000		12/01/30	690,943
City of Abilene KS Public Building Commission Revenue Bonds Series 2011 (AA-/NR)(a)(c)
595,000	4.150		12/01/19	614,796
City of Dodge KS GO Bonds (Refunding) Series B (A+/NR)
670,000	4.000		09/01/26	723,144
740,000	4.000	(a)	09/01/28	796,062
City of Manhattan KS Hospital Revenue Bonds (Refunding-Mercy Regional Hospital Center, Inc.) Series 2013 (A+/NR)(a)
2,000,000	5.000		11/15/29	2,171,980
City of McPherson KS Water System Revenue Bonds Series 2012 (Refunding) (A+/NR)
500,000	3.000		10/01/18	502,395
655,000	4.000		10/01/19	673,347
City of Topeka KS Combined Utility Revenue Bonds (Build America Bonds) (PMT-Recovery Zone Economic Development) Series 2010 (NR/Aa3)(a)
250,000	5.250		08/01/40	254,408
County of Shawnee KS Certificates of Participation First Responders Communications Projects Series 2012 (NR/Aa2)(a)(c)
1,145,000	4.000		09/01/20	1,198,735
Cowley County KS Unified School District No. 470 Arkansas City GO Bonds (Refunding) (A/NR)(a)
235,000	4.000		09/01/18	235,400
Dodge City KS Revenue Bonds (Refunding & Improvement) Series B (A+/NR)
1,815,000	4.000		09/01/20	1,890,050
Finney County Unified School District No. 457 GO Bonds (Refunding) Series A (NR/NR)(a)
1,530,000	4.000		09/01/30	1,607,403
Franklin County KS Unified School District No. 290 GO Bonds Series A (NR/A1)(a)
1,720,000	5.000		09/01/32	1,937,563
750,000	5.000		09/01/40	835,485
Geary Country KS GO Bonds (Refunding) Series 2016 (A/NR)(a)
1,000,000	4.000		09/01/29	1,064,840
Geary County KS Unified Government GO Bonds (Refunding & Improvement) Series B (AA-/NR)(a)
380,000	4.000		12/01/26	405,585
310,000	5.000		12/01/37	345,083
Geary County KS Unified School District No. 475 (Taxable) Series C (NR/Aa2)(a)
865,000	3.661		09/01/32	852,060
Johnson & Miami County KS Unified School District No. 230 GO Bonds (Refunding) Series 2016 (NR/Aa3)
1,000,000	3.000		09/01/18	1,004,010
1,000,000	5.000		09/01/26	1,163,230
1,000,000	3.500	(a)	09/01/30	1,018,820

The accompanying notes are an integral part of these financial statements.	43

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

April 30, 2018 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas – (continued)
Johnson & Miami County KS Unified School District No. 230 GO Bonds Series B (NR/Aa3)(a)
$1,000,000	4.000%		09/01/33	$1,046,130
Johnson County KS Park & Recreation District Certificates of Participation Series A (NR/Aa2)(a)
1,000,000	4.000		09/01/23	1,060,750
Johnson County KS Public Building Commission Lease Purchase Revenue Bonds (Refunding) Series C (AAA/Aaa)
750,000	4.000		09/01/18	755,692
500,000	4.000		09/01/20	523,815
Johnson County KS Unified School District No. 229 GO Bonds Series A (AA+/Aaa)(a)
945,000	4.000		10/01/23	970,269
Johnson County KS Unified School District No. 231 GO Bonds (Improvement) Series 2013-A (AA-/NR)
2,395,000	5.000		10/01/22	2,662,761
Johnson County KS Unified School District No. 231 GO Bonds (Refunding & Improvement) Series A (AA-/NR)(a)
1,500,000	4.000		10/01/36	1,559,505
Johnson County KS Unified School District No. 233 GO Bonds (Refunding & Improvement) Series C (AA/Aa2)(a)
500,000	5.000		09/01/27	543,030
Johnson County KS Unified School District No. 233 GO Bonds (Refunding) Series B (AA/Aa2)(a)
1,000,000	4.000		09/01/31	1,068,630
Johnson County KS Unified School District No. 233 GO Bonds (Refunding) Series C (AA/Aa2)(a)
1,000,000	4.000		09/01/29	1,080,860
Johnson County KS Unified School District No. 512 Shawnee Mission GO Bonds (Refunding) Series A (NR/Aaa)(a)
1,000,000	4.000		10/01/35	1,051,730
Junction City KS GO Bonds (Refunding Water & Sewer System) Series B (A+/NR)(a)
825,000	5.500		09/01/36	906,089
Junction City KS GO Bonds (Refunding) Series A (A+/NR)
560,000	5.000		09/01/18	565,802
600,000	5.000	(a)	09/01/33	645,438
600,000	5.000	(a)	09/01/34	645,042
Kansas Development Finance Authority Hospital Revenue Bonds (Refunding-Adventist Health Sunbelt Obligation Group) Series A (AA/Aa2)(a)
1,500,000	5.000		11/15/32	1,647,345
Kansas Development Finance Authority Revenue Bonds (Prerefunded-Sister Leavenworth) Series A (NR/NR)(a)(c)
2,900,000	5.250		01/01/20	3,051,931
Kansas Development Finance Authority Revenue Bonds (Unrefunded-Sister Leavenworth) Series A (AA-/Aa3)(a)
440,000	5.250		01/01/25	462,018
Kansas Development Finance Authority Revenue Bonds (Wichita University Project) Series A (NR/Aa3)(a)
525,000	3.000		06/01/23	529,856

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas – (continued)
Kansas Development Finance Authority Revenue Bonds (Wichita University Union Corporation Student Housing Project) Series F-1 (NR/Aa3)(a)
$1,000,000	5.000%	06/01/24	$1,084,490
790,000	5.250	06/01/42	856,455
Kansas Power Pool Electric Utility Revenue Bonds (Dogwood Energy Facilities) Series A (NR/A3)
500,000	5.000	12/01/19	524,335
Kansas State Department of Transportation Highway Revenue Bonds Series 2015 (AAA/Aa2)(a)
1,250,000	5.000	09/01/29	1,449,012
1,110,000	5.000	09/01/34	1,266,832
Kansas State Development Finance Authority Health Facilities Revenue Bonds (Hays Medical Center, Inc.) Series Q (NR/WR)(a)(c)
750,000	5.000	05/15/19	773,895
Kansas State Development Finance Authority Health Facilities Revenue Bonds (Stormont-Vail Healthcare) Series F (NR/A2)(a)
1,465,000	5.000	11/15/23	1,532,961
Kansas State Development Finance Authority Hospital Revenue Bonds (Prefunded-Adventist Health System/Sunbelt) Series C (NR/NR)(a)(c)
20,000	5.500	11/15/19	21,026
Kansas State Development Finance Authority Hospital Revenue Bonds (unrefunded-Adventist Health System/Sunbelt) Series C (AA/Aa2)(a)
980,000	5.500	11/15/23	1,035,605
Kansas State Development Finance Authority Revenue Bonds (Department of Commerce) Series K (A+/A1)(a)
2,000,000	3.500	06/01/23	2,030,160
Kansas State Development Finance Authority Revenue Bonds (Health Facilities) Series F (NR/A2)(a)
1,000,000	5.000	11/15/26	1,044,220
Kansas State Development Finance Authority Revenue Bonds (Kansas Project) Series M-1 (A+/Aa3)(a)
1,500,000	5.000	11/01/20	1,566,960
2,000,000	5.000	11/01/27	2,086,860
Kansas State Development Finance Authority Revenue Bonds (Kansas State Projects) Series E-1 (A+/Aa3)(a)
700,000	5.000	11/01/22	747,019
Kansas State Development Finance Authority Revenue Bonds (University Projects) Series A (A+/Aa3)(a)
2,000,000	4.000	03/01/31	2,095,280
Kansas State Development Finance Authority Revenue Bonds Series G (A+/Aa3)(a)
1,000,000	5.000	04/01/30	1,101,770
Leavenworth County KS Unified School District No. 453 GO Bonds (Refunding & Improvement) Series A (AGC) (NR/Aa3)(a)(c)
1,455,000	5.250	09/01/19	1,518,307
Leavenworth County KS Unified School District No. 458 GO Bonds (Refunding & Improvement) Series A (NR/Aa3)(a)(c)
1,415,000	5.250	09/01/19	1,477,529

44	The accompanying notes are an integral part of these financial statements.

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas – (continued)
Leavenworth County KS Unified School District No. 464 GO Bonds (Refunding & Improvement) Series B (NR/A1)(a)
$ 500,000	4.000%	09/01/26	$523,460
Lyons KS Public Building Commission Revenue Bonds (A+/NR)(a)
315,000	5.000	10/01/23	318,922
Newton KS GO Bonds (Refunding) Series A (AA-/NR)(a)
1,555,000	3.000	09/01/27	1,564,890
1,180,000	3.000	09/01/28	1,180,543
Overland Park KS GO Bonds (Internal Improvement) Series A (AAA/Aaa)
1,070,000	3.000	09/01/19	1,086,510
Pratt County KS Public Building Commission Revenue Bonds (AA-/NR)
300,000	5.000	12/01/19	314,409
400,000	5.000	12/01/20	428,044
Reno County KS Unified School District No. 313 GO Bonds Series A (NR/A2)(a)
1,930,000	4.000	09/01/26	2,022,177
Riley County KS Unified School District No. 383 GO Bonds (Refunding) Series 2016 (NR/Aa2)(a)
2,000,000	3.000	09/01/30	1,949,480
Scott County KS Unified School District No. 466 GO Bonds Series A (NR/A2)(a)
920,000	5.000	09/01/28	1,040,888
965,000	5.000	09/01/29	1,087,738
Sedgwick County KS Public Building Commission Revenue Bonds (Technical Education Complex Project) Series 2008-1 (NR/Aaa)(a)
1,000,000	5.250	08/01/26	1,007,980
Sedgwick County KS Unified School District No. 260 GO Bonds (Refunding) Series 2016 (NR/Aa3)
1,000,000	4.000	10/01/30	1,071,860
1,000,000	4.000	10/01/31	1,070,870
Sedgwick County KS Unified School District No. 261 GO Bonds (Unrefunded-Refunding & School Improvement) Series 2007 (AGM) (AA/NR)(a)
25,000	5.000	11/01/32	25,066
Sedgwick County KS Unified School District No. 261 GO Bonds Series 2016 (NR/Aa3)(a)
985,000	3.000	11/01/32	915,774
Sedgwick County KS Unified School District No. 262 GO Bonds (Refunding) Series 2015 (A+/NR)(a)
800,000	4.000	09/01/25	858,680
1,500,000	4.000	09/01/26	1,604,610
Sedgwick County KS Unified School District No. 262 GO Bonds Series 2016 (A+/NR)(a)(c)
1,425,000	5.000	09/01/24	1,641,358
Sedgwick County KS Unified School District No. 265 GO Bonds (Refunding) Series B (NR/Aa3)(a)
1,300,000	4.000	10/01/29	1,402,024

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas – (continued)
Seward County KS Unified School District No. 480 GO Bonds (Refunding & Improvement) (A+/A1)(a)(c)
$1,000,000	5.000%	09/01/22	$1,115,460
Shawnee County KS Certificates of Participation (Refunding) Series B (NR/Aa2)
845,000	3.000	09/01/20	858,334
Shawnee County KS Certificates of Participation Health Agency Parks & Recreation Projects (NR/Aa2)
200,000	3.750	09/01/18	201,320
Shawnee County KS Certificates of Participation Series 2015 (NR/Aa2)(a)
485,000	4.000	09/01/30	512,107
1,000,000	4.000	09/01/31	1,052,540
1,065,000	5.000	09/01/32	1,204,941
Shawnee County KS GO Bonds (Refunding) Series 2015 (NR/Aa1)
435,000	3.000	09/01/22	448,020
450,000	3.000	09/01/23	461,155
490,000	3.000	09/01/25	498,070
Shawnee County KS Public Building Commission Revenue Bond (Expocentre Project) Series 2018 (NR/Aa1)(a)
600,000	4.000	09/01/29	651,552
650,000	4.000	09/01/30	701,987
Shawnee County KS Unified School District No. 345 Seaman GO Bonds (Commercial Mortgage Backed Securities-Refunding-Improvement) Series A (NR/Aa3)(a)(b)
2,000,000	0.000	09/01/23	1,746,440
Topeka KS Public Building Commission Revenue Bonds (Refunding 10th & Jackson Project) Series A (NPFG) (A+/Baa2)(a)
1,000,000	5.000	06/01/23	1,022,460
Topeka KS Public Building Commission Revenue Bonds (Refunding Department of Social and Rehabilitation Project) Series B (NPFG) (A+/Baa2)(a)
300,000	5.000	06/01/23	306,738
475,000	5.000	06/01/24	485,664
Washburn University KS Revenue Bonds Series 2014 (Refunding) (NR/A1)
435,000	3.000	07/01/20	443,696
460,000	3.000	07/01/22	474,370
Wichita KS Airport Authority Airport Facilities Revenue Bonds (Flightsafety International) Series A (NR/Aa2)(a)(d)(e)
2,000,000	1.740	11/01/31	2,000,000
Wichita KS GO Bonds (AMT-Airport) Series C (AA+/Aa1)
590,000	5.000	12/01/25	674,193
Wichita KS GO Bonds Series B (AMT) (AA+/Aa1)(a)
940,000	4.000	12/01/42	953,442
Wichita KS Water & Sewer Utility Revenue Bonds (Refunding) Series B (AA-/NR)(a)
415,000	4.000	10/01/26	446,822
Wyandotte County Kansas City KS Unified Government Utility System Revenue Bonds (Public Utilities) Series A (A+/A2)(a)
525,000	5.000	09/01/28	576,723

The accompanying notes are an integral part of these financial statements.	45

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

April 30, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas – (continued)
Wyandotte County Kansas City KS Unified Government Utility System Revenue Bonds Series A (BHAC) (AA+/Aa1)(a)(c)
$1,000,000	5.000%	03/01/19	$1,026,660
Wyandotte County KS School District No. 500 GO Bonds (Refunding) (AA-/Aa2)
1,405,000	4.000	09/01/20	1,471,920
Wyandotte County KS Unified Government Utility System (Refunding & Improvement) Revenue Bonds Series 2011-A (A+/NR)
1,400,000	5.000	09/01/20	1,492,498

			117,448,872

Louisiana(a)(c) – 1.5%
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds (Woman’s Hospital Foundation) Series A (A/A2)
2,000,000	5.500	10/01/20	2,162,640

Massachusetts(a) – 0.1%
Massachusetts Educational Financing Authority Education Loan Revenue Bonds (Issue I) Series A (AA/NR)
180,000	5.300	01/01/30	185,744

Michigan(a) – 1.2%
Michigan State Housing Development Authority, SF Mortgage Revenue Bonds (Non-ACE) Series B (AA+/Aa2)
1,665,000	2.900	06/01/28	1,636,329

Nevada(a) – 0.6%
Clark County NV GO Bonds (Refunding lasVegas Convention & Visitors Authority) Series C (AA+/Aa1)
1,000,000	3.000	07/01/35	914,860

New Jersey – 0.8%
Union City NJ GO Bonds (Refunding) Series 2017 (NR/Baa1)
1,000,000	5.000	11/01/23	1,101,200

Ohio(a) – 0.9%
Hamilton County OH Sales Tax Revenue Bonds (Refunding) Series A (NR/A1)
1,200,000	5.000	12/01/24	1,304,688

Pennsylvania(a) – 0.5%
Delaware County Authority University Revenue Bonds for Neumann University (BBB/NR)
605,000	5.000	10/01/25	642,964

Tennessee – 0.4%
Knox County Health Educational & Housing Facility Board Revenue Bonds (Refunding) (University Health Systems, Inc.) Series 2017 (BBB/NR)
500,000	3.375	04/01/26	502,235

Utah(a) – 1.1%
Unified Fire Service Area Local Building Authority Lease Revenue Bonds (Refunding) Series 2016 (NR/Aa2)
675,000	3.000	04/01/34	628,600
1,000,000	3.000	04/01/35	916,810

			1,545,410

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Washington(a)(c) – 0.6%
Washington State Health Care Facilities Authority Revenue Bonds (Overlake Hospital Medical Center) (A/A2)
$ 750,000	5.250%	07/01/20	$801,180

Wisconsin(a) – 0.7%
Wisconsin State Health & Educational Facilities Authority Revenue Bonds (Refunding-Ascension Health Credit Group) Series A (AA+/Aa2)
1,000,000	4.000	11/15/34	1,025,580

TOTAL MUNICIPAL BOND OBLIGATIONS
(Cost $133,749,283)			$134,445,419

Short-term Investment(f) – 3.9%
Repurchase Agreement – 3.9%
Fixed Income Clearing Corp.
$5,425,000	0.280%	05/01/18	$5,425,000
Maturity Value: $5,425,042
(Cost $5,425,000)

TOTAL INVESTMENTS – 99.3%
(Cost $139,174,283)			$139,870,419

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.7%			1,008,508

NET ASSETS – 100.0%			$140,878,927

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.
(b)	Security issued with a zero coupon. The actual effective yield of this security is different than the stated coupon due to the accretion of discount.
(c)	Prerefunded security. Maturity date disclosed is prerefunding date.
(d)	Variable rate security. The interest rate shown reflects the rate as of April 30, 2018.
(e)	Rate shown is that which is in effect on April 30, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
(f)	Repurchase agreement was entered into on April 30, 2018. This agreement was fully collateralized by $5,215,000 U.S. Treasury Bond, 3.375%, due 05/15/44 with a market value of $5,533,767.
Security ratings disclosed, if any, are issued by Standard & Poor’s Ratings Services/Moody’s Investors Service and are unaudited. A description of the ratings is available in the Fund’s Statement of Additional Information.

46	The accompanying notes are an integral part of these financial statements.

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Investment Abbreviations:
AGC	—Insuredby Assured Guaranty Corp.
AGM	—Insuredby Assured Guaranty Municipal Corp.
AMBAC	—Insuredby American Municipal Bond Assurance Corp.
AMT	—AlternativeMinimum Tax
BHAC	—BerkshireHathaway Assurance Corp.
GO	—GeneralObligation
NR	—NotRated
NPFG	—NationalPublic Finance Guarantee
Non-ACE	—Non-AdjustCurrent Earnings
WR	—WithdrawnRating

PORTFOLIO COMPOSITION

	AS OF 4/30/2018	AS OF 10/31/17

General Obligation	41.8%	41.1%
Prerefunded/Escrow to Maturity	13.8	8.9
Lease	13.0	13.1
Hospital	7.6	11.1
Education	5.4	5.5
Water/Sewer	4.2	4.6
Repurchase Agreement	3.9	5.6
Transportation	3.3	3.4
Limited Tax	2.0	1.9
Power	1.8	1.5
Single Family Housing	1.2	1.9
Crossover	1.1	1.1
Student	0.1	0.1
Multi Family Housing	—	0.9

TOTAL INVESTMENTS	99.3%	100.7%

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Underlying investment categories of investment companies held by the Fund are not reflected in the table above. Consequently, the Fund’s overall investment category allocations may differ from the percentages contained in the table above.

The Fund is actively managed and, as such, its composition may differ over time.

The accompanying notes are an integral part of these financial statements.	47

COMMERCE FUNDS

Statements of Assets and Liabilities

April 30, 2018 (Unaudited)

	Growth Fund	Value Fund	MidCap Growth Fund
Assets:
Investments at value (identified cost $87,234,071, $202,646,191, $127,220,950, $1,081,474,437, $81,147,776, $354,174,310, $334,822,944 and $139,174,283, respectively)	$116,678,850	$224,109,095	$151,089,438
Cash	915	139	556
Receivables:
Interest and dividends	34,512	331,150	13,156
Investments sold	—	—	—
Fund shares sold	44,978	98,855	43,177
Reimbursement from adviser	—	24,434	—
Other	1,134	1,433	1,416
Total Assets	116,760,389	224,565,106	151,147,743

Liabilities:
Due to custodian	—	—	—
Payables:
Investments purchased	—	—	—
Fund shares redeemed	48,773	240,401	98,534
Dividends	—	—	—
Advisory fees	38,626	55,649	62,411
Deferred trustee fees	45,156	56,106	29,266
Administrative fees	14,002	26,898	18,099
Accrued expenses	38,354	104,636	34,810
Total Liabilities	184,911	483,690	243,120

Net Assets:
Paid-in capital	80,523,390	189,597,617	117,806,890
Undistributed (distributions in excess of) net investment income	387,742	291,335	244,735
Accumulated net realized gain (loss)	6,219,567	12,729,560	8,984,510
Net unrealized gain (loss) on investments	29,444,779	21,462,904	23,868,488
Net Assets	$116,575,478	$224,081,416	$150,904,623

Shares Outstanding/Net Asset Value
Total shares outstanding, no par value (unlimited number of shares authorized):	3,578,458	7,428,040	3,830,445
Net asset value (net assets/shares outstanding)	$32.58	$30.17	$39.40

48	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

Bond Fund	Short-Term Government Fund	National Tax-Free Intermediate Bond Fund	Missouri Tax-Free Intermediate Bond Fund	Kansas Tax-Free Intermediate Bond Fund

$1,080,448,450	$80,535,494	$353,550,187	$336,199,274	$139,870,419
4,194	—	791	—	269

7,000,869	300,451	4,172,919	3,211,104	1,342,140
2,815,530	499,163	—	1,894,527	—
1,011,155	74,923	200,910	251,375	83,994
—	17,770	—	—	10,212
8,806	761	3,038	2,862	1,238
1,091,289,004	81,428,562	357,927,845	341,559,142	141,308,272

—	498,583	—	1,514,278	—

8,971,896	—	1,020,210	—	—
429,597	5,235,593	25,947	93,657	32,992
2,163,953	82,030	648,174	615,245	239,911
329,424	37,173	102,022	98,640	53,368
283,383	46,708	85,277	97,943	36,465
129,093	10,780	42,488	40,527	17,002
190,363	44,026	54,536	74,283	49,607
12,497,709	5,954,893	1,978,654	2,534,573	429,345

1,085,635,893	81,340,505	355,861,018	341,491,101	140,559,051
(4,609,391)	(639,966)	402,975	144,261	45,728
(1,209,220)	(4,614,588)	309,321	(3,987,123)	(421,988)
(1,025,987)	(612,282)	(624,123)	1,376,330	696,136
$1,078,791,295	$75,473,669	$355,949,191	$339,024,569	$140,878,927

55,573,467	4,486,999	18,610,864	17,797,725	7,436,168
$19.41	$16.82	$19.13	$19.05	$18.95

The accompanying notes are an integral part of these financial statements.	49

COMMERCE FUNDS

Statements of Operations

For the Six Months Ended April 30, 2018 (Unaudited)

	Growth Fund	Value Fund	MidCap Growth Fund
Investment Income:
Interest	$1,624	$996	$1,650
Dividends	867,856	4,055,452	1,026,513
Total Investment Income	869,480	4,056,448	1,028,163

Expenses:
Advisory fees	236,572	357,636	378,279
Administration fees	85,758	172,857	109,701
Custody and accounting fees	35,330	40,900	35,914
Transfer Agent fees	30,048	100,289	23,629
Professional fees	17,022	24,018	18,017
Registration fees	10,058	11,709	10,114
Shareowner servicing fees	9,910	268,446	32,168
Trustee fees	5,227	11,966	6,684
Printing and mailing fees	3,267	14,598	3,831
Other	9,745	17,385	10,806
Total Expenses	442,937	1,019,804	629,143
Less — expense reductions	—	(185,305)	—
Net Expenses	—	834,499	—
Net Investment Income	$426,543	$3,221,949	$399,020

Realized and unrealized gain (loss)
Net realized gain (loss)	6,264,810	12,986,214	9,028,798
Net change in unrealized loss	(2,335,220)	(9,952,210)	(2,993,660)
Net realized and unrealized gain (loss)	3,929,590	3,034,004	6,035,138
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,356,133	$6,255,953	$6,434,158

50	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

Bond Fund	Short-Term Government Fund	National Tax-Free Intermediate Bond Fund	Missouri Tax-Free Intermediate Bond Fund	Kansas Tax-Free Intermediate Bond Fund

$19,284,321	$1,022,903	$4,748,037	$5,340,726	$2,017,025
106,257	—	—	—	—
19,390,578	1,022,903	4,748,037	5,340,726	2,017,025

1,985,546	235,156	604,286	599,830	321,446
777,715	68,195	249,820	247,236	102,355
108,795	42,977	66,311	67,213	43,014
47,361	15,598	15,811	24,363	14,013
75,918	16,253	28,758	34,312	21,235
16,142	10,029	10,295	11,327	10,351
416,967	21,413	—	49,016	3,186
49,144	4,496	15,345	15,728	6,368
31,045	3,225	8,454	9,153	3,593
47,560	9,638	10,292	18,736	10,905
3,556,193	426,980	1,009,372	1,076,914	536,466
—	(107,170)	—	—	(42,345)
—	319,810	—	—	494,121
$15,834,385	$703,093	$3,738,665	$4,263,812	$1,522,904

1,145,930	(131,384)	310,429	192,695	225,424
(33,790,588)	(1,357,286)	(8,904,161)	(8,512,425)	(3,256,559)
(32,644,658)	(1,488,670)	(8,593,732)	(8,319,730)	(3,031,135)
$(16,810,273)	$(785,577)	$(4,855,067)	$(4,055,918)	$(1,508,231)

The accompanying notes are an integral part of these financial statements.	51

COMMERCE FUNDS

Statements of Changes in Net Assets

	Growth Fund		Value Fund
	For the Six Months Ended April 30, 2018 (Unaudited)	For the Year Ended October 31, 2017	For the Six Months Ended April 30, 2018 (Unaudited)	For the Year Ended October 31, 2017
From Operations:
Net investment income	$426,543	$837,748	$3,221,949	$7,674,068
Net realized gain	6,264,810	5,773,825	12,986,214	23,926,269
Net change in unrealized gain (loss)	(2,335,220)	17,494,214	(9,952,210)	8,102,839
Net increase (decrease) in net assets resulting from operations	4,356,133	24,105,787	6,255,953	39,703,176

Distributions to Shareholders:
From net investment income	(831,102)	(800,198)	(3,212,063)	(7,680,703)
From net realized gains	(5,744,203)	(4,420,499)	(24,048,755)	(5,514,193)
Total distributions to shareholders	(6,575,305)	(5,220,697)	(27,260,818)	(13,194,896)

From Share Transactions:
Proceeds from sales of shares	9,019,411	26,599,222	21,144,451	90,676,810
Reinvestment of distributions	2,055,410	1,941,511	14,626,963	7,749,125
Cost of shares redeemed	(9,580,977)	(18,351,791)	(41,440,079)	(148,162,603)
Net increase (decrease) in net assets resulting from share transactions	1,493,844	10,188,942	(5,668,665)	(49,736,668)
TOTAL INCREASE (DECREASE)	(725,328)	29,074,032	(26,673,530)	(23,228,388)

Net Assets:
Beginning of period	117,300,806	88,226,774	250,754,946	273,983,334
End of period	$116,575,478	$117,300,806	$224,081,416	$250,754,946
Undistributed (distributions in excess of) net investment income	$387,742	$792,301	$291,335	$281,449

52	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

MidCap Growth Fund		Bond Fund
For the Six Months Ended April 30, 2018 (Unaudited)	For the Year Ended October 31, 2017	For the Six Months Ended April 30, 2018 (Unaudited)	For the Year Ended October 31, 2017

$399,020	$711,568	$15,834,385	$31,437,024
9,028,798	9,592,177	1,145,930	3,944,982
(2,993,660)	15,834,147	(33,790,588)	(11,359,534)
6,434,158	26,137,892	(16,810,273)	24,022,472

(751,003)	(588,285)	(17,460,532)	(34,372,872)
(9,600,265)	(4,998,011)	—	(435,543)
(10,351,268)	(5,586,296)	(17,460,532)	(34,808,415)

13,347,302	40,488,721	105,730,844	239,610,970
2,080,020	924,138	4,204,335	8,830,850
(11,144,431)	(17,695,417)	(75,191,077)	(257,659,012)
4,282,891	23,717,442	34,744,102	(9,217,192)
365,781	44,269,038	473,297	(20,003,135)

150,538,842	106,269,804	1,078,317,998	1,098,321,133
$150,904,623	$150,538,842	$1,078,791,295	$1,078,317,998
$244,735	$596,718	$(4,609,391)	$(2,983,244)

The accompanying notes are an integral part of these financial statements.	53

COMMERCE FUNDS

Statements of Changes in Net Assets (continued)

	Short-Term Government Fund		National Tax-Free Intermediate Bond Fund
	For the Six Months Ended April 30, 2018 (Unaudited)	For the Year Ended October 31, 2017	For the Six Months Ended April 30, 2018 (Unaudited)	For the Year Ended October 31, 2017
From Operations:
Net investment income	$703,093	$1,292,598	$3,738,665	$7,225,693
Net realized gain (loss)	(131,384)	11,485	310,429	502,807
Net change in unrealized loss	(1,357,286)	(1,115,495)	(8,904,161)	(2,583,269)
Net increase (decrease) in net assets from operations	(785,577)	188,588	(4,855,067)	5,145,231

Distributions to Shareholders:
From net investment income	(812,965)	(1,664,495)	(3,733,273)	(7,161,970)
From net realized gains	—	—	(534,418)	(1,442,541)
Total distributions to shareholders	(812,965)	(1,664,495)	(4,267,691)	(8,604,511)

From Share Transactions:
Proceeds from sales of shares	10,139,721	30,963,212	45,669,875	64,048,861
Reinvestment of distributions	364,295	691,657	145,451	409,297
Cost of shares redeemed	(32,443,245)	(39,109,834)	(19,159,854)	(50,620,662)
Net increase (decrease) in net assets resulting from share transactions	(21,939,229)	(7,454,965)	26,655,472	13,837,496
TOTAL INCREASE (DECREASE)	(23,537,771)	(8,930,872)	17,532,714	10,378,216

Net Assets:
Beginning of period	99,011,440	107,942,312	338,416,477	328,038,261
End of period	$75,473,669	$99,011,440	$355,949,191	$338,416,477
Undistributed (distributions in excess of) net investment income	$(639,966)	$(530,094)	$402,975	$397,583

54	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

Missouri Tax-Free Intermediate Bond Fund		Kansas Tax-Free Intermediate Bond Fund
For the Six Months Ended April 30, 2018 (Unaudited)	For the Year Ended October 31, 2017	For the Six Months Ended April 30, 2018 (Unaudited)	For the Year Ended October 31, 2017

$4,263,812	$8,441,427	$1,522,904	$2,975,804
192,695	1,042,544	225,424	166,792
(8,512,425)	(4,090,046)	(3,256,559)	(1,759,653)
(4,055,918)	5,393,925	(1,508,231)	1,382,943

(4,251,983)	(8,422,194)	(1,521,251)	(2,969,288)
—	—	—	—
(4,251,983)	(8,422,194)	(1,521,251)	(2,969,288)

32,522,537	64,752,420	13,548,555	28,250,300
560,848	1,125,126	141,558	293,726
(30,042,144)	(65,025,344)	(10,337,015)	(23,708,671)
3,041,241	852,202	3,353,098	4,835,355
(5,266,660)	(2,176,067)	323,616	3,249,010

344,291,229	346,467,296	140,555,311	137,306,301
$339,024,569	$344,291,229	$140,878,927	$140,555,311
$144,261	$132,432	$45,728	$44,075

The accompanying notes are an integral part of these financial statements.	55

COMMERCE FUNDS

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from investment operations			Distributions to shareholders
Year	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain	Total from investment operations	From net investment income	From net realized gains	Total distributions
GROWTH FUND
For the Six Months Ended April 30, (Unaudited)
2018	$33.21	$0.12	$1.12	$1.24	$(0.23)	$(1.64)	$(1.87)
For the Fiscal Years Ended October 31,
2017	27.83	0.24	6.77	7.01	(0.24)	(1.39)	(1.63)
2016	29.44	0.28	1.26	1.54	(0.21)	(2.94)	(3.15)
2015	34.95	0.23	2.37	2.60	(0.25)	(7.86)	(8.11)
2014	34.32	0.22	5.09	5.31	(0.19)	(4.49)	(4.68)
2013	28.81	0.25	6.49	6.74	(0.19)	(1.04)	(1.23)

VALUE FUND
For the Six Months Ended April 30, (Unaudited)
2018	$33.02	$0.42	$0.41	$0.83	$(0.42)	$(3.26)	$(3.68)
For the Fiscal Years Ended October 31,
2017	29.98	0.87	3.63	4.50	(0.87)	(0.59)	(1.46)
2016	31.65	0.77	1.58	2.35	(0.76)	(3.26)	(4.02)
2015	32.50	0.86	0.06	0.92	(0.85)	(0.92)	(1.77)
2014	29.83	0.78	2.69	3.47	(0.78)	(0.02)	(0.80)
2013	24.10	0.77	5.70	6.47	(0.74)	—	(0.74)

(a)	Calculated based on the average shares outstanding methodology.

(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.

56	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

Net asset value, end of period	Total return(b)	Net assets at end of period (in 000s)	Ratio of net expenses to average net assets		Ratio of total expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover rate

$32.58	3.77%	$116,575	0.75	%(c)	0.75	%(c)	0.70	%(c)	23%

33.21	26.67	117,301	0.78		0.78		0.81		34
27.83	5.64	88,227	0.82		0.82		1.01		37
29.44	8.51	75,447	1.04		1.04		0.79		40
34.95	17.42	75,497	1.08		1.08		0.68		40
34.32	24.39	103,436	1.07		1.07		0.80		78

$30.17	2.24%	$224,081	0.70	%(c)	0.86	%(c)	2.71	%(c)	30%

33.02	15.29	250,755	0.70		0.74		2.73		47
29.98	8.48	273,983	0.70		0.74		2.61		41
31.65	2.88	199,796	0.70		0.73		2.70		33
32.50	11.76	237,325	0.70		0.71		2.50		18
29.83	27.27	158,742	0.66		0.66		2.84		34

The accompanying notes are an integral part of these financial statements.	57

COMMERCE FUNDS

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from investment operations			Distributions to shareholders
Year	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total distributions
MIDCAP GROWTH FUND
For the Six Months Ended April 30, (Unaudited)
2018	$40.46	$0.10	$1.62	$1.72	$(0.20)	$(2.58)	$(2.78)
For the Fiscal Years Ended October 31,
2017	34.64	0.20	7.43	7.63	(0.18)	(1.63)	(1.81)
2016	36.10	0.21	1.21	1.42	(0.12)	(2.76)	(2.88)
2015	38.82	0.16	2.39	2.55	(0.05)	(5.22)	(5.27)
2014	38.64	0.06	4.36	4.42	(0.11)	(4.13)	(4.24)
2013	33.38	0.16	8.32	8.48	(0.10)	(3.12)	(3.22)

BOND FUND
For the Six Months Ended April 30, (Unaudited)
2018	$20.04	$0.29	$(0.60)	$(0.31)	$(0.32)	$—	$(0.32)
For the Fiscal Years Ended October 31,
2017	20.22	0.60	(0.12)	0.48	(0.65)	(0.01)	(0.66)
2016	19.96	0.61	0.33	0.94	(0.66)	(0.02)	(0.68)
2015	20.43	0.64	(0.34)	0.30	(0.70)	(0.07)	(0.77)
2014	20.24	0.70	0.27	0.97	(0.78)	—	(0.78)
2013	20.99	0.77	(0.70)	0.07	(0.82)	—	(0.82)

(a)	Calculated based on the average shares outstanding methodology.

(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.

58	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

Net asset value, end of period	Total return(b)	Net assets at end of period (in 000s)	Ratio of net expenses to average net assets		Ratio of total expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover rate

$39.40	4.29%	$150,905	0.83	%(c)	0.83	%(c)	0.53	%(c)	30%

40.46	23.03	150,539	0.82		0.82		0.55		58
34.64	4.24	106,270	0.87		0.87		0.62		39
36.10	7.02	67,451	1.03		1.03		0.44		50
38.82	12.58	64,835	1.05		1.05		0.15		43
38.64	27.92	65,621	1.09		1.09		0.45		75

$19.41	(1.57)%	$1,078,791	0.66	%(c)	0.66	%(c)	2.95	%(c)	9%

20.04	2.44	1,078,318	0.66		0.66		2.99		26
20.22	4.79	1,098,321	0.67		0.67		3.05		17
19.96	1.49	981,447	0.68		0.68		3.18		21
20.43	4.86	867,634	0.70		0.70		3.44		22
20.24	0.31	779,704	0.72		0.72		3.71		23

The accompanying notes are an integral part of these financial statements.	59

COMMERCE FUNDS

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from Investment operations			Distributions to shareholders
Year	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total distributions
SHORT TERM GOVERNMENT FUND
For the Six Months Ended April 30, (Unaudited)
2018	$17.11	$0.13	$(0.27)	$(0.14)	$(0.15)	$—	$(0.15)
For the Fiscal Years Ended October 31,
2017	17.34	0.22	(0.17)	0.05	(0.28)	—	(0.28)
2016	17.43	0.21	(0.02)	0.19	(0.28)	—	(0.28)
2015	17.54	0.17	(0.04)	0.13	(0.24)	—	(0.24)
2014	17.78	0.24	(0.12)	0.12	(0.36)	—	(0.36)
2013	18.14	0.27	(0.23)	0.04	(0.40)	—	(0.40)

NATIONAL TAX-FREE INTERMEDIATE BOND FUND
For the Six Months Ended April 30, (Unaudited)
2018	$19.63	$0.21	$(0.47)	$(0.26)	$(0.21)	$(0.03)	$(0.24)
For the Fiscal Years Ended October 31,
2017	19.84	0.43	(0.12)	0.31	(0.43)	(0.09)	(0.52)
2016	19.54	0.43	0.30	0.73	(0.43)	—	(0.43)
2015	19.45	0.42	0.09	0.51	(0.42)	—	(0.42)
2014	19.27	0.54	0.32	0.86	(0.54)	(0.14)	(0.68)
2013	20.59	0.63	(1.07)	(0.44)	(0.63)	(0.25)	(0.88)

(a)	Calculated based on the average shares outstanding methodology.

(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.

60	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

Net asset value, end of period	Total return(b)	Net assets at end of period (in 000s)	Ratio of net expenses to average net assets		Ratio of total expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover rate

$16.82	(0.84)%	$75,474	0.68	%(c)	0.91	%(c)	1.50	%(c)	10%

17.11	0.31	99,011	0.68		0.88		1.28		21
17.34	1.09	107,942	0.68		0.88		1.21		35
17.43	0.81	103,997	0.68		0.83		0.97		68
17.54	0.70	97,944	0.68		0.88		1.35		27
17.78	0.24	103,244	0.68		0.83		1.48		25

$19.13	(1.34)%	$355,949	0.59	%(c)	0.59	%(c)	2.17	%(c)	13%

19.63	1.62	338,416	0.61		0.61		2.22		37
19.84	3.76	328,038	0.62		0.62		2.17		27
19.54	2.63	286,406	0.64		0.64		2.16		36
19.45	4.59	266,001	0.67		0.67		2.81		74
19.27	(2.23)	247,975	0.66		0.66		3.18		37

The accompanying notes are an integral part of these financial statements.	61

COMMERCE FUNDS

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from investment operations			Distributions to shareholders
Year	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total distributions
MISSOURI TAX-FREE INTERMEDIATE BOND FUND
For the Six Months Ended April 30, (Unaudited)
2018	$19.52	$0.24	$(0.47)	$(0.23)	$(0.24)	$—	$(0.24)
For the Fiscal Years Ended October 31,
2017	19.68	0.48	(0.16)	0.32	(0.48)	—	(0.48)
2016	19.53	0.47	0.15	0.62	(0.47)	—	(0.47)
2015	19.52	0.47	0.01	0.48	(0.47)	—	(0.47)
2014	19.25	0.56	0.37	0.93	(0.56)	(0.10)	(0.66)
2013	20.39	0.61	(1.06)	(0.45)	(0.61)	(0.08)	(0.69)

KANSAS TAX-FREE INTERMEDIATE BOND FUND
For the Six Months Ended April 30, (Unaudited)
2018	$19.35	$0.21	$(0.40)	$(0.19)	$(0.21)	$—	$(0.21)
For the Fiscal Years Ended October 31,
2017	19.57	0.43	(0.22)	0.21	(0.43)	—	(0.43)
2016	19.46	0.42	0.11	0.53	(0.42)	—	(0.42)
2015	19.39	0.43	0.06	0.49	(0.42)	—	(0.42)
2014	18.90	0.50	0.53	1.03	(0.50)	(0.04)	(0.54)
2013	20.01	0.57	(0.98)	(0.41)	(0.56)	(0.14)	(0.70)

(a)	Calculated based on the average shares outstanding methodology.

(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.

62	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

Net asset value, end of period	Total return(b)	Net assets at end of period (in 000s)	Ratio of net expenses to average net assets		Ratio of total expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover rate

$19.05	(1.19)%	$339,025	0.63	%(c)	0.63	%(c)	2.50	%(c)	14%

19.52	1.70	344,291	0.64		0.64		2.50		15
19.68	3.21	346,467	0.64		0.64		2.40		21
19.53	2.48	310,149	0.65		0.65		2.43		17
19.52	4.92	306,674	0.67		0.67		2.90		29
19.25	(2.29)	307,996	0.64		0.64		3.07		23

$18.95	(1.01)%	$140,879	0.70	%(c)	0.76	%(c)	2.16	%(c)	4%

19.35	1.09	140,555	0.70		0.81		2.22		17
19.57	2.74	137,306	0.70		0.81		2.14		11
19.46	2.57	117,537	0.70		0.83		2.21		13
19.39	5.51	105,395	0.70		0.87		2.63		26
18.90	(2.09)	103,733	0.70		0.83		2.91		22

The accompanying notes are an integral part of these financial statements.	63

COMMERCE FUNDS

Notes to Financial Statements

April 30, 2018 (Unaudited)

1. ORGANIZATION

The Commerce Funds (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end, management investment company. The Trust consists of eight portfolios (individually, a “Fund” and collectively, the “Funds”): Growth Fund, Value Fund, MidCap Growth Fund, Bond Fund, Short-Term Government Fund, National Tax-Free Intermediate Bond Fund, Missouri Tax-Free Intermediate Bond Fund and Kansas Tax-Free Intermediate Bond Fund. Each of the Funds offers one class of shares (the “Shares”). Each Fund is registered as a diversified open-end management investment company, except the Missouri Tax-Free Intermediate Bond Fund and the Kansas Tax-Free Intermediate Bond Fund, which are registered as non-diversified under the Act.

The Funds have entered into an Advisory Agreement with Commerce Investment Advisors, Inc. (the “Adviser” or “Commerce”), a subsidiary of Commerce Bank.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions.

A.  Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

B.  Investment Income and Investments — Investment income is comprised of interest income and dividend income. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date. Investment transactions are reflected on trade date with realized gains and losses on sales calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV’’) calculations. Distributions received from the Funds’ investments in United States (“U.S.”) real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain or a return of capital. A return of capital is recorded by the Funds as a reduction to the cost basis of the REIT. For treasury inflation indexed securities, adjustments to principal due to inflation/deflation are reflected as increases/decreases to interest income with a corresponding adjustment to cost.

For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities and excess or shortfall amounts are recorded as income.

C.  Expenses — Expenses incurred by the Trust that do not specifically relate to an individual Fund of the Trust are allocated to the Funds based on each Fund’s average net assets and are accrued daily.

D.  Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies (mutual funds) and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, the Funds are not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid according to the following schedule:

	Income Distribution		Capital Gains Distribution
Fund	Declared	Paid	Declared	Paid
Value	Quarterly	Quarterly	Annually	Annually
Growth and MidCap Growth	Annually	Annually	Annually	Annually
Bond, Short-Term Government, National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond	Daily	Monthly	Annually	Annually

COMMERCE FUNDS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from net investment income, net realized gain or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E.  Forward Commitments — A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of forward commitments prior to settlement which may result in a realized gain or loss.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risk), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including the Adviser’s assumptions in determining fair value measurement).

Changes in valuation approaches or techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Funds’ policy, transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the beginning of the reporting period.

The Trust’s Board of Trustees has adopted valuation procedures (“Valuation Procedures”) that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Board of Trustees has delegated to Commerce day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, Commerce regularly performs price verifications and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

COMMERCE FUNDS

Notes to Financial Statements (continued)

April 30, 2018 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

A.  Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities and investment companies traded on a U.S. securities exchange or the NASDAQ system, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or it is believed by the Adviser to not represent fair value, equity securities and exchange traded investment companies are valued at the last bid price. Investments in investment companies (other than those that are exchange traded) are valued at the NAV on the valuation date. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at their last sale price on the valuation date, or if no sale occurs, at the last bid price. Such investments are generally classified as Level 2 of the fair value hierarchy.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations furnished by an independent pricing service or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider yield or price with respect to comparable bonds, quotations from bond dealers or by reference to other securities that are considered comparable in characteristics such as rating, interest rate and maturity date, to determine current value. Government obligations that mature in sixty days or less shall be valued at the market price. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates fair value. With the exception of treasury securities, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i.  Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Collateralized mortgage-backed securities (“CMOs”) may exhibit even more price volatility and interest rate risk than other mortgage-backed securities. They may lose liquidity as CMO market makers may choose not to repurchase, or may offer prices, based on current market conditions, that are unacceptable to a Fund based on the Adviser’s analysis of the market value of the security.

ii.  Treasury Inflation Indexed Securities —These are treasury securities in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

Short Term Investments — Short-term investments, except for Government obligations, having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. Government obligations maturing in less than 60 days shall be valued at their market price. With the exception of treasury securities, which are generally classified as Level 1, these investments are classified as Level 2 of the fair value hierarchy.

i.  Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase

COMMERCE FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.

An MRA governs transactions between a Fund and select counterparties. An MRA contains provisions for, among other things, initiation of the transaction, income payments, and events of default and maintenance of securities for repurchase agreements. An MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty.

If the seller defaults, a Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of default or insolvency of the seller, a court could determine that a Fund’s interest in the collateral is not enforceable, resulting in additional losses to the Fund.

B. Level 3 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 3 are as follows:

To the extent that the aforementioned significant inputs are unobservable, or if quotations are not readily available, or if Commerce believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under valuation procedures approved by the Trust’s Board of Trustees. Commerce, consistent with the Funds’ procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events that could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events that could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buyouts; ratings downgrades; and bankruptcies.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of April 30, 2018:

GROWTH
Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$113,711,275	$—	$—
Exchange Traded Fund	477,575	—	—
Repurchase Agreement	—	2,490,000	—
Total	$114,188,850	$2,490,000	$—

VALUE
Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$217,588,095	$—	$—
Exchange Traded Fund	6,017,000	—	—
Repurchase Agreement	—	504,000	—
Total	$223,605,095	$504,000	$—

COMMERCE FUNDS

Notes to Financial Statements (continued)

April 30, 2018 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

MIDCAP GROWTH
Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$146,823,207	$—	$—
Exchange Traded Fund	2,718,231	—	—
Repurchase Agreement	—	1,548,000	—
Total	$149,541,438	$1,548,000	$—

BOND
Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Asset-Backed Securities	$—	$178,098,316	$—
Municipal Bond Obligations	—	69,506,767	—
Mortgage-Backed Obligations	—	299,759,265	—
Corporate Obligations	—	451,264,369	—
Foreign Debt Obligations	241,640	—	—
U.S. Treasury and/or Other U.S. Government Agencies	60,271,663	9,912,397	—
Investment Company	4,969,033	—	—
Repurchase Agreement	—	6,425,000	—
Total	$65,482,336	$1,014,966,114	$—

SHORT TERM GOVERNMENT
Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Asset-Backed Securities	$—	$2,928,665	$—
Mortgaged-Backed Obligations	—	29,663,296	—
U.S. Treasury and/or Other U.S. Government Agencies	14,680,724	32,718,809	—
Repurchase Agreement	—	544,000	—
Total	$14,680,724	$65,854,770	$—

NATIONAL TAX-FREE INTERMEDIATE
Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Municipal Bond Obligations	$—	$332,444,187	$—
Repurchase Agreement	—	21,106,000	—
Total	$—	$353,550,187	$—

MISSOURI TAX-FREE INTERMEDIATE BOND
Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Municipal Bond Obligations	$—	$336,199,274	$—
Total	$—	$336,199,274	$—

COMMERCE FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

KANSAS TAX-FREE INTERMEDIATE BOND
Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Municipal Bond Obligations	$—	$134,445,419	$—
Repurchase Agreement	—	5,425,000	—
Total	$—	$139,870,419	$—

For further information regarding security characteristics, see the Schedule of Investments.

4. AGREEMENTS AND AFFILIATED TRANSACTIONS

A.  Advisory Agreement — Pursuant to the terms of the Advisory Agreement, the Adviser is responsible for managing the investments and making investment decisions for each of the Funds. For these services and for assuming related expenses, the Adviser is entitled to a fee, accrued daily and payable monthly, at the contractual annual rate of the corresponding Fund’s average daily net assets. The contractual advisory fees for the Funds are as follows:

	Contractual Advisory Fees
Fund	First $100 million	Next $100 million	Over $200 million
Short-Term Government, National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond	0.50%	0.35%	0.25%
	First $400 million	Next $300 million	Over $700 million
Bond	0.50%	0.35%	0.25%
	First $200 million		Over $200 million
MidCap Growth Fund	0.50%		0.40%

The contractual advisory fees for the Growth and Value Funds are 0.40% and 0.30% of the Funds’ average daily net assets, respectively.

For the six-month period ended April 30, 2018, the effective advisory fees were 0.40%, 0.30%, 0.50%, 0.37%, 0.50%, 0.35%, 0.35% and 0.46%, for the Growth, Value, MidCap Growth, Bond, Short-Term Government, National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond Funds, respectively.

B.  Administration Agreements — Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), and Commerce serve as Co-Administrators of the Trust pursuant to a Co-Administration Agreement. Under the Co-Administration Agreement, GSAM and Commerce administer the Trust’s business affairs. As compensation for the services rendered under the Co-Administration Agreement, GSAM and Commerce are entitled to a fee, accrued daily and payable monthly, at the contractual annual rate of the corresponding Fund’s average daily net assets. Pursuant to the Co-Administration Agreement, the Funds pay an aggregate administrative fee at the annual rate of 0.145%, allocated as follows: (1) for each Fund, Commerce is entitled to receive 0.12% of each Fund’s average daily net assets; and (2) for each Fund, GSAM is entitled to receive 0.025% of each Fund’s average daily net assets. State Street Bank and Trust Company

COMMERCE FUNDS

Notes to Financial Statements (continued)

April 30, 2018 (Unaudited)

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

(“State Street”) also provides certain enhanced accounting and administrative services to the Funds pursuant to an Amended and Restated Enhanced Accounting and Administrative Services Agreement which services include, among other things, certain financial reporting, daily compliance and treasury services.

C.  Distribution Agreement — The Commerce Funds’ shares are offered on a continuous basis through Goldman Sachs which acts as Distributor under the Distribution Agreement with The Commerce Funds. Goldman Sachs does not receive compensation from the Funds for these services

D.  Other Agreements — The Adviser has contractually agreed to waive fees and/or reimburse expenses (excluding interest, taxes, acquired fund fees and expenses, and extraordinary expenses) for all Funds (except the MidCap Growth Fund) to the extent that such expenses exceeded, on an annualized basis, 1.00%, 0.70%, 0.80%, 0.68%, 0.70%, 0.70% and 0.70% of the average net assets of the Growth, Value, Bond, Short-Term Government, National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond Funds, respectively. This agreement will remain in place through March 1, 2019. After this date, the Adviser or a Fund may terminate the contractual arrangement. In addition, the Funds are not obligated to reimburse the Adviser for prior fiscal year expense reimbursements, if any. Expense reimbursements, if any, are accrued daily and paid monthly and are disclosed in the Statements of Operations for the six-month period ended April 30, 2018.

Pursuant to a Shareholder Administrative Services Plan adopted by the Trust’s Board of Trustees, the Funds may enter into agreements with service organizations, such as banks and financial institutions, which may include affiliates of the Adviser (“Service Organizations”), under which they will render shareholder administration support services. Servicing agreements entered into by the Funds will provide that the Service Organizations will render shareholder administrative support services to their customers who are the beneficial owners of shares of the Funds in consideration for a Fund’s payment of up to 0.15% (on an annualized basis) of the average daily net asset value of the shares of the Fund beneficially owned by such customers and held by the Service Organizations. Certain shareholder agreements entered into before December 1, 2015 may provide for payments of up to 0.25% of the average daily net asset value of the shares of the Fund beneficially owned by customers and held by a Service Organization. For the six-month period ended April 30, 2018, Commerce Bank an affiliate of the Adviser, received $229,475 in shareowner servicing fees.

E.  Deferred Compensation Plan — Certain Trustees participate in a Deferred Compensation Plan, as amended and restated (the “Plan”), which allows eligible Trustees as described in the Plan to defer the receipt of all or a portion of the Trustees’ fees payable. Under the Plan, such Trustees have deferred fees treated as if they had been invested by The Commerce Funds in the shares of one or more Funds of the Trust. All amounts payable to the Trustees under the Plan are determined based on the performance of such Funds and are accrued monthly.

5. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the six-month period ended April 30, 2018, were as follows:

Fund	Purchases of U.S. Government and Agency Obligations	Purchases (Excluding U.S. Government and Agency Obligations)	Sales and Maturities of U.S. Government and Agency Obligations	Sales and Maturities (Excluding U.S. Government and Agency Obligations)
Growth	$—	$27,102,834	$—	$32,719,388
Value	—	70,650,774	—	103,347,147

COMMERCE FUNDS

5. PORTFOLIO SECURITIES TRANSACTIONS (continued)

Fund	Purchases of U.S. Government and Agency Obligations	Purchases (Excluding U.S. Government and Agency Obligations)	Sales and Maturities of U.S. Government and Agency Obligations	Sales and Maturities (Excluding U.S. Government and Agency Obligations)
MidCap Growth	$—	$44,756,792	$—	$49,501,669
Bond	40,081,224	102,170,792	10,827,127	89,590,195
Short-Term Government	9,280,978	—	20,720,219	2,963,467
National Tax-Free Intermediate Bond	—	65,156,516	—	42,598,038
Missouri Tax-Free Intermediate Bond	—	46,460,465	—	45,999,261
Kansas Tax-Free Intermediate Bond	—	9,783,400	—	5,390,417

6. TAX INFORMATION

As of the Funds’ most recent fiscal year ended October 31, 2017, the Funds’ capital loss carryforwards and certain timing differences on a tax basis were as follows:

	Growth	Value	MidCap Growth	Bond
Capital loss carryforward	$—	$—	$—	$(2,355,150)
Timing differences (distributions payable, deferred compensation)	(30,534)	(46,940)	(24,491)	(2,335,192)

	Short-Term Government	National Tax-Free Intermediate Bond	Missouri Tax-Free Intermediate Bond	Kansas Tax-Free Intermediate Bond
Capital loss carryforward	$(4,483,204)	$—	$(4,179,816)	$(647,412)
Timing differences (distributions payable, deferred compensation)	(106,163)	(608,362)	(665,364)	(243,134)

	Bond	Short-Term Government	Missouri Tax-Free Intermediate Bond	Kansas Tax-Free Intermediate Bond
Capital loss carryforwards:
Expiring 2018(1)	$—	$(460,436)	$—	$—
Expiring 2019(1)	—	(375,119)	—	—
Perpetual Short-term	—	(341,974)	(259,714)	(118,726)
Perpetual Long-term	(2,355,150)	(3,305,675)	(3,920,102)	(528,686)
Total capital loss carryforwards:	$(2,355,150)	$(4,483,204)	$(4,179,816)	$(647,412)

(1)	Expiration occurs on October 31 of the year indicated.

COMMERCE FUNDS

Notes to Financial Statements (continued)

April 30, 2018 (Unaudited)

6. TAX INFORMATION (continued)

As of April 30, 2018, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Growth	Value	MidCap Growth	Bond
Tax Cost	$87,278,885	$202,902,513	$127,264,733	$1,085,349,656
Gross unrealized gain	31,049,791	30,167,475	26,415,968	25,488,231
Gross unrealized loss	(1,649,826)	(8,960,893)	(2,591,263)	(30,389,437)
Net unrealized security gain	$29,399,965	$21,206,582	$23,824,705	$(4,901,206)

	Short-Term Government	National Tax-Free Intermediate Bond	Missouri Tax-Free Intermediate Bond	Kansas Tax-Free Intermediate Bond
Tax Cost	$81,538,864	$354,171,559	$334,725,078	$139,157,646
Gross unrealized gain	1,738,423	3,147,826	5,604,197	2,329,544
Gross unrealized loss	(2,741,793)	(3,769,198)	(4,130,001)	(1,616,771)
Net unrealized security gain	$(1,003,370)	$(621,372)	$1,474,196	$712,773

The difference between GAAP-basis and tax-basis unrealized gains (losses) are attributable primarily to wash sales and differences in the tax treatment of market discount accretion and premium amortization.

Commerce and GSAM have reviewed the Funds’ tax positions for all open tax years (the current and prior three fiscal years) and have concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

7. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Credit Risks — The fixed income Funds are subject to credit risks because an issuer or guarantor of a fixed income security may be unable or unwilling to make interest and principal payments when due. A bond’s value could decline because of concerns about an issuer’s willingness to make such payments.

Interest Rate Risks — The fixed income Funds are subject to interest rate risks. Interest rate risk is the risk that the value of a Fund’s portfolio will decline because of rising interest rates. The magnitude of this decline will often be greater for longer term, fixed-income securities than shorter-term securities.

Large Shareholder Purchase and Redemption Risk — A Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell its securities at times when it would not otherwise do so, which may negatively impact the Fund’s net asset value and liquidity. Similarly, large share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.

Market Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk).

COMMERCE FUNDS

7. OTHER RISKS (continued)

Portfolio Concentration Risks — The Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond Funds invest a large percentage of their assets in obligations of issuers within Missouri and Kansas, respectively. Therefore, they are subject to possible concentration risks associated with economic, political or legal developments or industrial or regional matters specifically affecting those states.

Under normal market conditions, the Missouri Tax-Free Intermediate Bond Fund and the Kansas Tax-Free Intermediate Bond Fund invest at least 80% of their assets plus any borrowings for investment purposes (measured at the time of purchase) in Missouri and Kansas municipal securities, respectively, the income from which, in the opinion of bond counsel, is exempt from regular federal income tax, federal alternative minimum taxes and Missouri and Kansas state taxes, respectively. Alternatively, at least 80% of a Fund’s distributed income must be exempt from such taxes. For each of the Missouri and Kansas Tax-Free Funds, the actual payment of principal and interest on Missouri and Kansas municipal securities is dependent on the Missouri General Assembly and the Kansas legislature, respectively, allotting money each fiscal year for these payments.

The investments of the Growth, Value and MidCap Growth Funds may be concentrated in securities of technology companies. At times, securities of technology companies may experience significant price fluctuations. The Value Fund’s performance may be adversely affected by events affecting the financial sectors, if it invests a relatively large percentage of its assets in those sectors. The financial sectors can be significantly affected by changes in interest rates, government regulation, the rate of corporate and consumer debt defaulted, price competition, and the availability and cost of capital. The MidCap Growth Fund concentrates in mid-cap stocks. Investing in smaller and mid-sized companies may be riskier than investing in larger, more established companies.

The Bond and Short-Term Government Funds may invest 80% and 100%, respectively, of their total assets in mortgage-related securities and the Bond Fund may invest 80% of its total assets in asset-backed securities. Mortgage-backed securities, especially collateralized mortgage-backed securities, may be subject to risks that include price volatility, liquidity, and enhanced sensitivity to interest rates. As a result, mortgage-backed securities may be more difficult to value and liquidate, if necessary. Mortgage-backed securities are also subject to prepayment risk, which may result in a decreased rate of return and a decline in the value of the securities. Asset-backed securities are dependent upon payment of the underlying consumer loans or receivables by individuals, and the certificate holder frequently has no recourse against the entity that originated the loans or receivables. Asset backed securities have a greater risk of default during periods of economic downturn than other securities. Also, asset-backed securities may be less liquid than other securities and therefore more difficult to value and liquidate, if necessary.

Quantitative Model Risk — The Growth, Value and MidCap Growth Funds are subject to the risk that securities selected using quantitative models may perform differently from the market as a whole for many reasons, including the factors used in building the model and the weights placed on each factor, among others. The quantitative models used by the Adviser to manage the Growth, Value and MidCap Growth Funds may not perform as expected, particularly in volatile markets.

8. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, in their experience, Commerce and GSAM believe the risk of loss under these arrangements to be remote.

COMMERCE FUNDS

Notes to Financial Statements (continued)

April 30, 2018 (Unaudited)

9. OTHER MATTERS

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) 2017- 08 — Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities held at a premium, by requiring amortization to the earliest call date. The amendments are effective for the Funds’ fiscal year ended October 31, 2019. Commerce is currently evaluating the impact, if any, of the amendments.

Approval of Advisory Agreement — The Trustees oversee the management of the Trust, and review the investment performance and expenses of the Funds at regularly scheduled meetings held during the Funds’ fiscal year. In addition, the Trustees determine annually whether to reapprove and continue the Trust’s Advisory Agreement with the Adviser for the Funds.

The Advisory Agreement was most recently approved by the Trustees, including all of the Trustees who are not parties to the Advisory Agreement or “interested persons” (as such term is defined in the Act) of any party thereto (the “non-interested Trustees”), on November 14, 2017 (the “Annual Contract Meeting”).

Prior to the Annual Contract Meeting, the Board of Trustees received written materials provided by the Adviser relating to the Trustees’ consideration of the Advisory Agreement. At the Annual Contract Meeting, the Trustees also received and considered the Adviser’s oral presentations and discussed the information that had been provided. In connection with their deliberations, the disinterested Trustees were advised by their independent legal counsel regarding their responsibilities under applicable law and met separately in executive session with independent counsel without members of management present.

In evaluating the Advisory Agreement, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year, of the Adviser and its services and personnel. Both in meetings specifically dedicated to the review of the Advisory Agreement and meetings held during the year, the Trustees reviewed materials relating to the Adviser’s investment management services. Specifically, the Trustees reviewed, among other things, information relating to: (i) the terms of the Advisory Agreement; (ii) the Funds’ investment performance over different time periods in comparison to the investment performance of mutual fund peer categories selected by Broadridge, a third-party provider of mutual fund data; (iii) the contractual investment advisory fees, the actual investment advisory fees (after expense reimbursements) and the total expenses borne by the Funds in comparison to those borne by mutual fund peer groups selected by Broadridge; (iv) the Adviser’s staffing for the Funds and the experience of the portfolio managers and other investment personnel; (v) the fees paid by the Funds to the Adviser and its affiliates for services, and the expenses incurred by them in connection with the provision of those services, the profitability of the Advisory Agreement to the Adviser, and a comparison of the Adviser’s profitability with publicly reported profitability information of other advisers; (vi) information about fees charged to institutional accounts for which an affiliate of the Adviser, Commerce Trust Company (“CTC”), was performing services similar to those performed for the Funds; and (vii) potential economies of scale.

In connection with their approval of the Advisory Agreement for each of the Funds, the Trustees gave weight to various factors, but did not identify any single factor as controlling their decision. As part of their review, the Trustees considered the following factors:

Nature, Quality and Extent of Services – The Trustees reviewed the nature, quality and extent of the services provided by the Adviser to the Funds, bearing in mind each Fund’s investment objective and strategies and the information received from management throughout the year. The Trustees considered the resources available to the Adviser and its key investment personnel, including members of the staff who operated the quantitative models for the equity Funds, and their experience and length of service to the Funds. The Trustees also reviewed the Adviser’s reports to the Board, compliance record, risk management program and effectiveness of oversight over the Funds’ other service providers, communications to and support services for shareholders, services provided to the Funds as their co-administrator, adherence to investment policies, execution of portfolio transactions, cybersecurity and business continuity program, selection of broker dealers and other similar factors.

COMMERCE FUNDS

9. OTHER MATTERS (continued)

The Trustees determined that the Adviser had invested significant resources in the Funds and provided a seasoned and experienced portfolio management and compliance staff. Moreover, they considered that the Adviser had a highly disciplined money management and credit research and analytic process, and had demonstrated its ability to attract and retain high quality personnel. The Trustees also considered that the Adviser had provided clear and concise reports to the Board and updated the Trustees frequently on Fund performance issues. They concluded that the Adviser had (i) an excellent compliance record, and (ii) provided strong compliance oversight over the other service providers to the Funds. Additionally, the Trustees considered that the Adviser and its affiliates had other client relationships with most of the Funds’ shareholders and provided them with other services through these relationships. The Trustees concluded that the Funds would therefore benefit from the Adviser’s continued service to them.

Performance of the Funds – The Trustees then considered both the short-term and long-term performance of each of the Funds. They reviewed performance in light of market conditions and each Fund’s investment objectives and strategies, including risk and credit parameters, if applicable. They considered and discussed the Broadridge and other information presented, which compared each Fund’s performance with that of its benchmark and with the performance of comparable funds identified by Broadridge.

After examining the performance of the Trust’s five fixed income Funds, the Trustees believed that each had performed satisfactorily over most time periods. Among other things, they considered that the returns of the Bond, Kansas Tax-Free Intermediate Bond and Missouri Tax-Free Intermediate Bond Funds exceeded the Broadridge category for the one-, three-, five- and ten-year periods. The Trustees also considered that the performance of the Bond Fund exceeded its benchmark for all time periods. Although they noted that the returns of the Short-Term Government Bond Fund underperformed the Broadridge category for the one-year period, the Trustees considered that the Fund outperformed the Broadridge category for the three-, five- and ten-year periods and that the Fund outperformed its benchmark for the one-year period. Additionally, the Trustees observed that the National Tax-Free Intermediate Bond Fund’s returns equaled the Broadridge category for the one-year period and outperformed the Broadridge category for the three- and ten-year periods. In considering benchmark performance for the tax-free Funds, the Board considered that the benchmarks included municipal securities of states other than those in which the tax-free Funds were invested.

The Trustees then examined the performance of the Trust’s three equity Funds. They noted that the Funds’ returns lagged their respective Broadridge categories for the one-year period but surpassed them for the three- and five-year periods. The Trustees also observed that the performance of each of the equity Funds surpassed its respective benchmark for the three-year period. After considering the performance information of the equity Funds, the Trustees concluded that the MidCap Growth, Growth and Value Funds were performing satisfactorily and in line with their quantitative investment strategies.

Fund Fees and Expenses – The Trustees then evaluated the Funds’ advisory fees and total net operating expenses. They reviewed each Fund’s advisory fees and net expense ratios versus similar funds as presented in the Broadridge information. They considered that the advisory fees for the Bond, Short-Term Government, National Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond Funds were generally higher than those of peer funds while advisory fees for the Missouri Tax-Free Intermediate Bond Fund equaled the peer group median. Additionally, the Trustees observed that advisory fees for the Growth, MidCap Growth and Value Funds were generally lower than those of peer funds. The Trustees considered that, except for the Growth, MidCap Growth and Value Funds, net expenses for the Funds were generally higher than those of peer funds. They noted that where Fund expenses were higher, it was within a range of 4-9 basis points and that net expenses for the Bond, Missouri Tax-Free Intermediate Bond, Growth and MidCap Growth Funds had decreased since the previous year. The Trustees considered the amount of assets in the Funds, the Funds’ share structure, the Adviser’s caps on total operating expenses for each of the Funds (except the MidCap Growth Fund) and the reimbursements made by the Adviser to maintain those caps. The Trustees also considered the Broadridge expense versus three-year performance chart in determining whether shareholders were generally receiving value for the services provided by the Adviser.

COMMERCE FUNDS

Notes to Financial Statements (continued)

April 30, 2018 (Unaudited)

9. OTHER MATTERS (continued)

The Trustees then reviewed information provided on the Funds’ advisory fees compared to advisory fees charged by the Adviser’s affiliate, CTC, to similar institutional accounts managed by Commerce personnel. The Trustees considered that these accounts were not managed by the Adviser but by its affiliate, CTC; however, some of the Adviser’s same investment personnel provided these advisory services. In some cases, the fees charged were lower than the fees charged to the Funds and in other cases the fees were about the same or higher. More specifically, the Growth and Bond Funds’ advisory fees were generally in the middle of fees charged to other similar institutional accounts; the MidCap Growth and Short-Term Government Funds’ advisory fees were generally higher than other similar institutional accounts; and the Value Fund’s advisory fees were generally lower than most other similar institutional accounts. The Trustees did not receive similar fee comparisons for the Trust’s tax-free Funds because the Adviser did not offer comparable investment services to other institutional accounts. The Trustees considered that the Adviser provided significant additional services for the Funds that its affiliate did not provide to non-mutual fund clients, including administrative services, oversight of the Funds’ other service providers, Trustee support, regulatory compliance, risk management monitoring and numerous other services, and that in servicing the Funds, the Adviser assumed many legal risks that its affiliate did not assume in servicing many of its similar clients.

Costs of Services and Profits Realized by the Adviser – The Board considered the Adviser’s cost of providing advisory services to the Funds, both on a pre- and post-marketing cost basis, as well as its profitability. They considered that the Adviser appeared to have a rigorous and consistent program in place to control Fund expenses, noting that total net operating expenses for all eight Funds had decreased or remained the same since the previous year. The Trustees also observed that the Adviser’s net income and profitability had increased since the previous year due to lower expense allocations from its affiliate and an increase in Fund assets. They also considered the Adviser’s profitability in light of the profitability of other investment advisers’ publicly-reported profitability margins, as provided by Broadridge, and noted that it was below the median Broadridge profitability level on a pre-marketing basis. The Board took into account, however, that profitability varies significantly based on an asset manager’s business, products, services and other factors, making comparisons somewhat unreliable.

Economies of Scale – The Trustees considered that the Funds (other than the Value Fund and the Growth Fund) had breakpoints in their respective advisory fee schedules. In addition, the Trustees considered that the Adviser was reimbursing expenses to certain of the Funds to keep them within their fee caps.

Fall-Out Benefits – The Trustees considered that the Adviser benefitted from its relationship with the Funds through, among other things, receipt of soft dollars, its contract as a Co-Administrator of the Funds, CTC’s receipt of shareholder servicing fees and the Funds’ contribution to the scale of Commerce’s advisory business. The Trustees considered that they received regular, extensive quarterly reports on the Adviser’s soft dollar program and that its program was in compliance with Section 28(e) of the Securities Exchange Act of 1934. They also considered that the Adviser did not “pay up” for soft dollar trades and had a system in place to test for best execution, which had been reviewed by the Board. With respect to shareholder servicing fees, the Trustees considered that CTC’s rate of payment under the Shareholder Administrative Services Plan was intended to cover only its costs, with no profit.

The Trustees discussed at length the information that had been submitted to them in connection with the reapproval of the Advisory Agreement. They gave weight to various factors but did not identify any particular factor as controlling their decision. The Trustees considered their interactions with the Adviser both at this meeting and throughout the year and reviewed the Broadridge comparative information with respect to Fund performance, fees and profitability of the Adviser. The Trustees considered the amount of assets under management, the Funds’ shareholder base and distribution model and Commerce’s relationship with and services to the shareholders. They concluded that Commerce had provided value to shareholders at a reasonable price and that Fund performance was generally competitive. After deliberation, the Trustees concluded that the investment advisory fees paid by the Funds were reasonable in light of the services provided by the Adviser, Fund performance, the Adviser’s costs and the Funds’ current and reasonably foreseeable asset levels as well as the fallout benefits to the Adviser. For these reasons, the Board determined that the Advisory Agreement should be reapproved and continued.

COMMERCE FUNDS

10. SUBSEQUENT EVENTS

Subsequent events after the Statement of Assets and Liabilities date have been evaluated through the date the financial statements were issued. Commerce and GSAM have concluded that there is no impact requiring adjustment or disclosure in the financial statements.

11. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	Growth Fund
	For the Six Months Ended April 30, 2018 (Unaudited)		For the Fiscal Year Ended October 31, 2017
	Shares	Dollars	Shares	Dollars
Shares sold	271,649	$9,019,411	911,142	$26,599,222
Reinvestment of distributions	63,113	2,055,410	72,596	1,941,511
Shares redeemed	(288,510)	(9,580,977)	(621,635)	(18,351,791)
Net Increase	46,252	$1,493,844	362,103	$10,188,942

	Value Fund
	For the Six Months Ended April 30, 2018 (Unaudited)		For the Fiscal Year Ended October 31, 2017
	Shares	Dollars	Shares	Dollars
Shares sold	670,819	$21,144,451	2,848,235	$90,676,810
Reinvestment of distributions	466,707	14,626,963	244,283	7,749,125
Shares redeemed	(1,304,131)	(41,440,079)	(4,636,926)	(148,162,603)
Net Decrease	(166,605)	$(5,668,665)	(1,544,408)	$49,736,668)

	MidCap Growth Fund
	For the Six Months Ended April 30, 2018 (Unaudited)		For the Fiscal Year Ended October 31, 2017
	Shares	Dollars	Shares	Dollars
Shares sold	334,366	$13,347,302	1,097,391	$40,488,721
Reinvestment of distributions	52,801	2,080,020	27,150	924,138
Shares redeemed	(277,763)	(11,144,431)	(471,473)	(17,695,417)
Net Increase	109,404	$4,282,891	653,068	$23,717,442

	Bond Fund
	For the Six Months Ended April 30, 2018 (Unaudited)		For the Fiscal Year Ended October 31, 2017
	Shares	Dollars	Shares	Dollars
Shares sold	5,345,829	$105,730,844	12,027,618	$239,610,970
Reinvestment of distributions	213,124	4,204,335	443,399	8,830,850
Shares redeemed	(3,801,515)	(75,191,077)	(12,980,437)	(257,659,012)
Net Increase (Decrease)	1,757,438	$34,744,102	(509,420)	$(9,217,192)

COMMERCE FUNDS

Notes to Financial Statements (continued)

April 30, 2018 (Unaudited)

11. SUMMARY OF SHARE TRANSACTIONS (continued)

	Short-Term Government Fund
	For the Six Months Ended April 30, 2018 (Unaudited)		For the Fiscal Year Ended October 31, 2017
	Shares	Dollars	Shares	Dollars
Shares sold	598,977	$10,139,721	1,804,340	$30,963,212
Reinvestment of distributions	21,525	364,295	40,313	691,657
Shares redeemed	(1,921,881)	(32,443,245)	(2,279,740)	(39,109,834)
Net Decrease	(1,301,379)	$(21,939,229)	(435,087)	$(7,454,965)

	National Tax-Free Intermediate Bond Fund
	For the Six Months Ended April 30, 2018 (Unaudited)		For the Fiscal Year Ended October 31, 2017
	Shares	Dollars	Shares	Dollars
Shares sold	2,353,982	$45,669,875	3,299,538	$64,048,861
Reinvestment of distributions	7,497	145,451	21,268	409,297
Shares redeemed	(987,407)	(19,159,854)	(2,618,714)	(50,620,662)
Net Increase	1,374,072	$26,655,472	702,092	$13,837,496

	Missouri Tax-Free Intermediate Bond Fund
	For the Six Months Ended April 30, 2018 (Unaudited)		For the Fiscal Year Ended October 31, 2017
	Shares	Dollars	Shares	Dollars
Shares sold	1,681,372	$32,522,537	3,346,269	$64,752,420
Reinvestment of distributions	29,133	560,848	58,099	1,125,126
Shares redeemed	(1,553,440)	(30,042,144)	(3,370,613)	(65,025,344)
Net Increase	157,065	$3,041,241	33,755	$852,202

	Kansas Tax-Free Intermediate Bond Fund
	For the Six Months Ended April 30, 2018 (Unaudited)		For the Fiscal Year Ended October 31, 2017
	Shares	Dollars	Shares	Dollars
Shares sold	705,676	$13,548,555	1,467,374	$28,250,300
Reinvestment of distributions	7,401	141,558	15,267	293,726
Shares redeemed	(539,976)	(10,337,015)	(1,237,025)	(23,708,671)
Net Increase	173,101	$3,353,098	245,616	$4,835,355

COMMERCE FUNDS

Fund Expenses – Six Month Period Ended April 30, 2018 (Unaudited)

As a shareholder of the Funds you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; shareholder servicing fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2017 through April 30, 2018, which represents a period of 181 days in a 365-day year.

Actual Expenses — The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual net expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as exchange fees, but shareholders of other funds may incur such costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/17	Ending Account Value 4/30/18		Expenses Paid for the 6 months ended 4/30/18*	Beginning Account Value 11/1/17	Ending Account Value 4/30/18		Expenses Paid for the 6 months ended 4/30/18*	Beginning Account Value 11/1/17	Ending Account Value 4/30/18		Expenses Paid for the 6 months ended 4/30/18*	Beginning Account Value 11/1/17	Ending Account Value 4/30/18		Expenses Paid for the 6 months ended 4/30/18*
Fund	Growth Fund				Value Fund				MidCap Growth Fund				Bond Fund
Shares
Actual	$1,000.00	$1,037.70		$3.79	$1,000.00	$1,022.40		$3.51	$1,000.00	$1,042.90		$4.20	$1,000.00	$984.30		$3.25
Hypothetical 5% return	1,000.00	1,021.08	+	3.76	1,000.00	1,021.32	+	3.51	1,000.00	1,020.68	+	4.16	1,000.00	1,021.52	+	3.31
	Short-Term Government Fund				National Tax-Free Intermediate Bond Fund				Missouri Tax-Free Intermediate Bond Fund				Kansas Tax-Free Intermediate Bond Fund
Shares
Actual	$1,000.00	$991.60		$3.36	$1,000.00	$986.60		$2.91	$1,000.00	$988.10		$3.11	$1,000.00	$989.90		$3.45
Hypothetical 5% return	1,000.00	1,021.42	+	3.41	1,000.00	1,021.87	+	2.96	1,000.00	1,021.67	+	3.16	1,000.00	1,021.32	+	3.51

*

Expenses are calculated using each Fund’s annualized net expense ratio, which represents the ongoing expenses as a percentage of net assets for the six months ended April 30, 2018. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the year. The annualized net expense ratios for the period were as follows:

Fund		Fund
Growth	0.75%	Short-Term Government	0.68%
Value	0.70	National Tax-Free Intermediate Bond	0.59
MidCap Growth	0.83	Missouri Tax-Free Intermediate Bond	0.63
Bond	0.66	Kansas Tax-Free Intermediate Bond	0.70

+	Hypothetical expenses are based on the Funds’ actual net expense ratios and an assumed rate of return of 5% per year before expenses.

COMMERCE FUNDS

The Commerce Funds

Growth Fund:

The Fund is subject to market risk so that the value of the securities in which it invests may go up or down in response to the prospects of individual companies, particular industry sectors and/or general economic conditions. Investments in technology companies, which may produce or use products or services that prove commercially unsuccessful or become obsolete, may be subject to greater price volatility than securities of companies in other sectors. The Fund is also subject to quantitative model risk, which is the risk that securities selected using quantitative models may perform differently from the market as a whole for many reasons, including the factors used in building the model and the weights placed on each factor, among others. The quantitative model used by the Adviser to manage the Fund may not perform as expected, particularly in volatile markets.

Value Fund:

The Fund is subject to market risk so that the value of the securities in which it invests may go up or down in response to the prospects of individual companies, particular industry sectors and/or general economic conditions. Investments in technology companies, which may produce or use products or services that prove commercially unsuccessful or become obsolete, may be subject to greater price volatility than securities of companies in other sectors. The Value Fund’s performance may be adversely affected by events affecting the financial sectors, if it invests a relatively large percentage of its assets in those sectors. The financial sectors can be significantly affected by changes in interest rates, government regulation, the rate of corporate and consumer debt defaulted, price competition, and the availability and cost of capital. The Fund is also subject to quantitative model risk, which is the risk that securities selected using quantitative models may perform differently from the market as a whole for many reasons, including the factors used in building the model and the weights placed on each factor, among others. The quantitative model used by the Adviser to manage the Fund may not perform as expected, particularly in volatile markets.

MidCap Growth Fund:

The Fund is subject to market risk so that the value of the securities in which it invests may go up or down in response to the prospects of individual companies, particular industry sectors and/or general economic conditions. Investments in technology companies, which may produce or use products or services that prove commercially unsuccessful or become obsolete, may be subject to greater price volatility than securities of companies in other sectors. The Fund invests in small- and mid-capitalization securities. Generally, smaller and mid-sized companies are more vulnerable to adverse developments because of more limited product lines, markets or financial resources. As a result, the securities of smaller and mid-sized companies may involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic trading and price movements. The Fund is also subject to quantitative model risk, which is the risk that securities selected using quantitative models may perform differently from the market as a whole for many reasons, including the factors used in building the model and the weights placed on each factor, among others. The quantitative model used by the Adviser to manage the Fund may not perform as expected, particularly in volatile markets.

Bond Fund:

Investments in fixed income securities are subject to the risks associated with debt securities including credit and interest rate risk. The guarantee on U.S. government securities applies only to the underlying securities of the Fund if held to maturity and not to the value of the Fund’s shares. Mortgage-backed securities, especially collateralized mortgage-backed securities, may be subject to risks that include price volatility, liquidity and enhanced sensitivity to interest rates. Asset-backed securities may be less liquid than other securities and therefore more difficult to value and liquidate, if necessary.

Short-Term Government Fund:

Investments in fixed income securities are subject to the risks associated with debt securities including credit and interest rate risk. The guarantee on U.S. government securities applies only to the underlying securities of the Fund if held to maturity and

COMMERCE FUNDS

not to the value of the Fund’s shares. Mortgage-backed securities, especially collateralized mortgage-backed securities, may be subject to risks that include price volatility, liquidity and enhanced sensitivity to interest rates.

National Tax-Free Intermediate Bond Fund:

Investments in fixed income securities are subject to the risks associated with debt securities including credit and interest rate risk. Investments in municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation or legislative changes. The Fund’s investments may subject shareholders to the federal alternative minimum tax and state income taxes.

Missouri Tax-Free Intermediate Bond Fund:

Investments in fixed income securities are subject to the risks associated with debt securities including credit and interest rate risk. The Fund invests its assets predominately in Missouri bonds. The actual payment of principal and interest on these bonds is dependent on the Missouri General Assembly allotting money each fiscal year for these payments. The Fund is non-diversified. Due to the small number of bonds generally held in the portfolio, the Fund may be subject to greater risks than a more diversified fund. A change in the value of any single holding may affect the overall value more than it would affect a diversified fund that holds more investments. Investments in municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation or legislative changes. In addition, the Fund’s investments may subject shareholders to federal alternative minimum tax. The investment income from this Fund may be subject to state income taxes.

Kansas Tax-Free Intermediate Bond Fund:

Investments in fixed income securities are subject to the risks associated with debt securities including credit and interest rate risk. The Fund invests its assets predominately in Kansas bonds. The actual payment of principal and interest on these bonds is dependent on the Kansas legislature allotting money each fiscal year for these payments. The Fund is non-diversified. Due to the small number of bonds generally held in the portfolio, the Fund may be subject to greater risks than a more diversified fund. A change in the value of any single holding may affect the overall value more than it would affect a diversified fund that holds more investments. Investments in municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation or legislative changes. In addition, the Fund’s investments may subject shareholders to federal alternative minimum tax. The investment income from this Fund may be subject to state income taxes.

COMMERCE FUNDS

Supplemental Proxy Information (unaudited)

A special meeting of shareholders (the “Meeting”) of The Commerce Funds (the “Trust”) was held on Friday, February 9, 2018 at 10:00 a.m. Central time at the offices of the Trust, 922 Walnut St., Suite 401, Kansas City, Missouri 64106. The Meeting was held for the following purpose:

(1) To elect David L. Bodde, Martin E. Galt, III, Scott D. Monette, Charles W. Peffer, Erika Z. Schenk, James M. Snowden, Jr. and V. Raymond Stranghoener as Trustees of the Trust.

The result of the proxy solicitation on the above matter is shown below. Amounts shown below are shares of all Funds of the Trust.

Name of Nominee	In Favor	Withheld
David L. Bodde	109,045,302.251	431,868.606
Martin E. Galt, III	109,042,351.967	434,818.890
Scott D. Monette	109,092,406.068	384,764.789
Charles W. Peffer	109,059,835.888	417,334.969
Erika Z. Schenk	109,186,487.529	290,683.328
James M. Snowden, Jr.	109,086,107.514	391,063.343
V. Raymond Stranghoener	108,901,198.825	575,972.032

INVESTMENT ADVISER AND CO-ADMINISTRATOR
Commerce Investment Advisors, Inc. 922 Walnut Street 4th Floor Kansas City, Missouri 64106
CUSTODIAN/ACCOUNTING AGENT
State Street Bank & Trust Company
1 Lincoln Street
Boston, Massachusetts 02111
TRANSFER AGENT
DST Asset Manger Solutions, Inc. 2000 Crown Colony Drive Quincy, MA 02167
DISTRIBUTOR
Goldman Sachs & Co. LLC
200 West Street
New York, New York 10282
CO-ADMINISTRATOR
Goldman Sachs Asset Management, L.P.
200 West Street
New York, New York 10282
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
KPMG LLP
Two Financial Center
60 South St.
Boston, MA 02111
LEGAL COUNSEL
Drinker Biddle & Reath LLP One Logan Square
Ste. 2000
Philadelphia, Pennsylvania 19103-6996
This Semi-Annual Report contains facts concerning The Commerce Funds’ objectives and policies, management, expenses, and other information. For more complete information about The Commerce Funds, a prospectus may be obtained by calling 1-800-995-6365. An investor should read the prospectus carefully before investing or sending money.
The Commerce Funds are advised by Commerce Investment Advisors, Inc., a subsidiary of Commerce Bank, which receives a fee for its services. The Commerce Funds are distributed by Goldman Sachs & Co. LLC. The Commerce Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov. You may also review and obtain copies at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330. A description of the policies and procedures that The Commerce Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without change, upon request by calling 1-800-995-6365 and (ii) on the SEC’s website at http://www.sec.gov.
This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus. Investors should consider a Fund’s objective, risks, and charges and expenses, and read the Prospectus carefully before investing or sending moey. The Prospectus contains this and other information about a Fund and may be obtained from your authorized dealer or from Commerce Funds by calling 1-800-995-6365.
NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

TRUSTEES
Martin E. Galt III, Chairman
David L. Bodde, Lead Independent Trustee
Scott D. Monette Charles W.
Peffer Ericka Z. Schenk James M. Snowden, Jr.
V. Raymond Stranghoener
OFFICERS
William Schuetter, President
Laura Spidle, Vice President, Chief Compliance Officer,
Anti-Money Laundering Officer and Secretary Jeffrey Bolin,
Vice President Peter W. Fortner, Chief Accounting Officer
Gordon Lui, Treasurer Philip V. Giuca Jr., Assistant Treasurer
Joseph McClain, Assistant Secretary
commerce funds TM
922 Walnut Fourth Floor Kansas City, Missouri 64106
www.commercefunds.com
1-800-995-6365
134241-OTU-777135

ITEM 2.	CODE OF ETHICS.

The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a) The Schedule of Investments is included as part of the Report to Shareholders filed under Item 1.

(b) Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT
INVESTMENT	COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND
AFFILIATED	PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There has been no material change to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS

(a)(1)	The information required by this Item is only required in an annual report on this Form N-CSR.

(a)(2)	Exhibit 99.CERT	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(a)(3)	Not applicable.

(b)	Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE COMMERCE FUNDS

/s/ Bill Schuetter
Bill Schuetter
President
June 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Bill Schuetter
Bill Schuetter
President
The Commerce Funds
June 29, 2018

/s/ Peter Fortner
Peter Fortner
Chief Accounting Officer
The Commerce Funds
June 29, 2018